UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08216

PIMCO Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Closed-End Funds

Semiannual

Report

December 31, 2017

PCM Fund, Inc.

PIMCO Global StocksPLUS® & Income Fund

PIMCO Income Opportunity Fund

PIMCO Strategic Income Fund, Inc.

PIMCO Dynamic Credit and Mortgage Income Fund

PIMCO Dynamic Income Fund

(1)	Consolidated Schedule of Investments

Letter from the Chairman of the Board & President

Dear Shareholder,

The global equity market rose sharply during the reporting period, supported by accelerating global growth and overall solid corporate profits. Meanwhile, the U.S. fixed income market generated a modest gain, despite U.S. monetary policy tightening. Elsewhere, many international central banks continued to pursue accommodative monetary policies.

For the six-month reporting period ended December 31, 2017

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”), which represents the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at an annual pace of 1.2% during the first quarter of 2017. GDP growth then improved to an annual pace of 3.1% and 3.2% during the second and third quarters of 2017, respectively. Finally, the Commerce Department’s initial reading — released after the reporting period had ended — showed that fourth quarter 2017 GDP grew at an annual pace of 2.6%.

The Federal Reserve (“Fed”) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017 the Fed started to reduce its balance sheet. Finally, at its December 2017 meeting the Fed indicated that it expected to make three additional rate hikes in 2018, although this will be data dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (“ECB”) and Bank of Japan maintained their highly accommodative monetary policies. Two notable exceptions were the Bank of England, which in November 2017 instituted its first rate hike since 2007, and the Bank of Canada, which raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

Commodity prices fluctuated but generally moved higher during the six months ended December 31, 2017. When the reporting period began, crude oil was approximately $46 a barrel. By the end of the year it had peaked at roughly $60 a barrel. This ascent was partially driven by production cuts by OPEC and certain other producers, as well as improving global growth.

Outlook

Factoring in larger-than-expected tax cuts and higher federal spending, PIMCO’s baseline view is for above-trend real GDP growth of around 2.5% for the U.S. in 2018. With the unemployment rate likely to drop below 4%, PIMCO expects some upward pressure on wage growth and consumer price inflation, with core inflation rising above 2% during the course of the year. PIMCO believes that core Personal Consumption Expenditures inflation, the Fed’s preferred measure, should rise as well, from the current rate of 1.4% to 1.7%, making some limited progress toward the Fed’s 2% objective.

With recent growth momentum strong and financial conditions favorable, PIMCO expects the eurozone economy to grow about 2.25% in 2018. According to PIMCO, a key feature of the current eurozone expansion is that the recovery is now broad-based across the region, with much less dispersion in member states’ growth rates than in earlier years. For the UK, PIMCO has an above-consensus forecast of around 1.5% growth in 2018. This is based on the expectation that a deal on a transitional arrangement to smooth the UK separation from the European Union will be struck in the first half of 2018. PIMCO’s base case scenario for Japan foresees a continuation of firm growth of around 1.25% in 2018, with risks tilting on the upside. Finally, for China, PIMCO expects a controlled deceleration of growth to around 6.25% in 2018.

In the following pages of this PIMCO Closed-End Funds Semiannual Report, please find specific details regarding investment performance and a discussion of factors that most affected the Funds’ performance over the six months ended December 31, 2017.

2	PIMCO CLOSED-END FUNDS

Thank you for investing with us. We value your trust and will continue to work diligently to meet your investment needs. If you have questions regarding any of your PIMCO Closed-End Funds investments, please contact your financial advisor or call the Funds’ shareholder servicing agent at (844) 33-PIMCO or (844) 337-4626. We also invite you to visit our website at www.pimco.com to learn more about our views.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board	President

SEMIANNUAL REPORT	DECEMBER 31, 2017	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.” Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value (“NAV”). A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

PIMCO Global StocksPLUS® & Income Fund’s (“PGP”) monthly distributions are expected to include, among other possible sources, interest income from its debt portfolio and payments and premiums (characterized as capital for financial accounting purposes and as ordinary income for tax purposes) generated by certain types of interest rate derivatives.

Strategies involving interest rate derivatives may attempt to capitalize on differences between short-term and long-term interest rates as part of PGP’s duration and yield curve active management strategies. For instance, in the event that long-term interest rates are higher than short-term interest rates, the Fund may elect to pay a floating short-term interest rate and to receive a long-term fixed interest rate for a stipulated period of time, thereby generating payments as a function of the difference between current short-term interest rates and long-term interest rates, so long as the floating short-term interest rate (which may rise) is lower than the fixed long-term interest rate.

PGP and other Funds may also enter into opposite sides of multiple interest rate swaps or other derivatives with respect to the same underlying reference instrument (e.g., a 10-year U.S. treasury) that have different effective dates with respect to interest accrual time periods for the principal purpose of generating distributable gains (characterized as ordinary income for tax purposes) and that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”). In a paired swap transaction, a Fund would generally enter into one or more interest rate swap agreements whereby the Fund agrees to make regular payments starting at the time the Fund enters into the agreements equal to a floating interest rate in return for payments equal to a fixed interest rate (the “initial leg”). The Fund would also enter into one or more interest rate swap agreements on the same underlying instrument, but take the opposite position (i.e., in this example, the Fund would make regular payments equal to a fixed interest rate in return for receiving payments equal to a

4	PIMCO CLOSED-END FUNDS

floating interest rate) with respect to a contract whereby the payment obligations do not commence until a date following the commencement of the initial leg (the “forward leg”).

A Fund’s income- and gain-generating strategies may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. For instance, a significant portion of PGP’s monthly distributions may be sourced from paired swap transactions utilized to produce current distributable ordinary income for tax purposes on the initial leg, with a substantial possibility that the Fund will later realize a corresponding capital loss and potential decline in its net asset value with respect to the forward leg (to the extent there are not corresponding offsetting capital gains being generated from other sources). Because some or all of these transactions may generate capital losses without corresponding offsetting capital gains, portions of a Fund’s distributions recognized as ordinary income for tax purposes (such as from paired swap transactions) may be economically similar to a taxable return of capital when considered together with such capital losses.

PGP’s index option strategy, to the extent utilized, seeks to generate payments and premiums from writing options that may offset some or all of the capital losses incurred as a result of paired swaps transactions. However, the Fund may use paired swap transactions to support monthly distributions where the index option strategy does not produce an equivalent amount of offsetting gains, including without limitation when such strategy is not being used to a significant extent.

In addition, gains (if any) generated from the index option strategy may be offset by the Fund’s realized capital losses, including any available capital loss carryforwards. PGP currently has significant capital loss carryforwards, some of which will expire at particular dates, and to the extent that the Fund’s capital losses exceed capital gains, the Fund cannot use its capital loss carryforwards to offset capital gains.

The notional exposure of a Fund’s interest rate derivatives may represent a multiple of the Fund’s total net assets. There can be no assurance a Fund’s strategies involving interest rate derivatives will work as intended and such strategies are subject to the risks related to the use of derivatives generally, as discussed above (see also Notes 6 and 7 in the Notes to Financial Statements for further discussion on the use of derivative instruments and certain of the risks associated therewith).

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs of leverage to the Fund could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares.

There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including: (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares.

A Fund’s investments in and exposure to foreign securities involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of certain foreign countries are relatively small, with a limited number of companies representing a small number of industries. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or other confiscation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in foreign securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	DECEMBER 31, 2017	5

Important Information About the Funds (Cont.)

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Investments in loans (including whole loans) are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and, as applicable, risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. In the case of a loan participation or assignment, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In the event of the insolvency of the lender selling a loan participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Mortgage-related and other asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets. Additionally, investments in subordinate mortgage-backed and other asset-backed securities will be subject to risks arising from delinquencies and foreclosures, thereby exposing a Fund’s investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed securities are also subject to greater credit risk than those mortgage-backed or other asset-backed securities that are more highly rated.

A Fund may also invest in the residual or equity tranches of mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed instruments and interest-only mortgage-backed or asset-backed instruments. Subordinate mortgage-backed or asset-backed instruments are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed or asset-backed instruments will not be fully paid. There are multiple tranches of mortgage-backed and asset-backed instruments, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed or asset-backed instrument has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. Each Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed securities that are more highly rated.

The risk of investing in collateralized loan obligations (“CLOs”), include prepayment risk, credit risk, liquidity risk, market risk, structural risk,

6	PIMCO CLOSED-END FUNDS

legal risk and interest rate risk. CLOs may carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. A Fund may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security’s comparative credit quality, which could result in a Fund’s portfolio having a higher level of credit and/or high yield risk than PIMCO has estimated or desires for the Fund, and could negatively impact the Fund’s performance and/or returns. Certain Funds may invest a substantial portion of their assets in unrated securities and therefore may be particularly subject to the associated risks. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Defaulted securities are often illiquid and may not be actively traded. Sales of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Contingent convertible securities (“CoCos”) are a form of hybrid debt security issued primarily by non-U.S. issuers, which have loss absorption mechanisms built into their terms. CoCos have no stated

maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into equity of the issuer or have their principal written down upon the occurrence of certain triggering events (“triggers”) linked to regulatory capital thresholds or regulatory actions relating to the issuer’s continued viability. As a result, an investment by a Fund in CoCos is subject to the risk that coupon (i.e., interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses. An investment by a Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up of an issuer prior to a trigger event, a Fund’s rights and claims will generally rank junior to the claims of holders of the issuer’s other debt obligations. In addition, if CoCos held by a Fund are converted into the issuer’s underlying equity securities following a trigger event, the Fund’s holding may be further subordinated due to the conversion from a debt to equity instrument. In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. There is no guarantee that a Fund will receive a return of principal on CoCos. Any indication that an automatic write-down or conversion event may occur can be expected to have an adverse effect on the market price of CoCos. CoCos are often rated below investment grade and are subject to the risks of high yield securities. Because CoCos are issued primarily by financial institutions, CoCos may present substantially increased risks at times of financial turmoil, which could affect financial institutions more than companies in other sectors and industries. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by a Fund in CoCos may result in losses to the Fund.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The global economic crisis brought several small countries in Europe to the brink of default and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all experienced large public budget

SEMIANNUAL REPORT	DECEMBER 31, 2017	7

Important Information About the Funds (Cont.)

deficits, the effects of which are still yet unknown and may slow the overall recovery of the European economies from the global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or other central banks or supranational agencies such as the International Monetary Fund. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of a Fund’s European investments. It is possible that one or more Economic and Monetary Union of the European Union member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The exit of any country out of the euro may have an extremely destabilizing effect on other eurozone countries and their economies and a negative effect on the global economy as a whole. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties. In June 2016, the United Kingdom approved a referendum to leave the European Union. Significant uncertainty remains in the market regarding the ramifications of that development, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict.

Certain Funds may make investments in debt instruments and other securities directly or through one or more wholly-owned and controlled subsidiaries formed by the Fund (each, a “Subsidiary”). Each Subsidiary may invest, for example, in whole loans or in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans, or any other security or other instrument that the Fund may hold directly. References herein to a Fund include references to a Subsidiary in respect of the Fund’s investment exposure. The allocation of a Fund’s portfolio in a Subsidiary will vary over time and might not always include all of the different types of investments described herein. By investing through its Subsidiaries, certain Funds are exposed to the risks associated with the Subsidiaries’ investments. The Subsidiaries are not registered as investment companies under the 1940 Act and are not subject to all of the investor protections of the 1940 Act, although each Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of certain Funds and/or their Subsidiaries to operate as described in this report and could adversely affect the Funds.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches involving a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties), trading counterparties or issuers in which a Fund invests can also subject a Fund to many of the same risks associated with direct cyber security breaches. Moreover, cyber security breaches involving trading counterparties or issuers in which a Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value.

Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers in which a Fund may invest, trading counterparties or third party service providers to the Funds. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted as a result.

The Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and

8	PIMCO CLOSED-END FUNDS

crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Funds’ performance and/or ability to achieve their investment objectives. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Funds to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

The common shares of a Fund may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

The Funds may be subject to various risks, including, but not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, contingent convertible securities risk, high yield risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, redenomination risk, non-diversification risk, management risk, municipal bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PCM Fund, Inc.	09/02/93	Diversified
PIMCO Global StocksPLUS® & Income Fund	05/31/05	Diversified
PIMCO Income Opportunity Fund	11/30/07	Diversified
PIMCO Strategic Income Fund, Inc.	02/24/94	Diversified
PIMCO Dynamic Credit and Mortgage Income Fund	01/31/13	Diversified
PIMCO Dynamic Income Fund	05/30/12	Diversified

SEMIANNUAL REPORT	DECEMBER 31, 2017	9

Important Information About the Funds (Cont.)

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees/Directors1 are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand.

The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO (844-337-4626), on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Funds at (844) 33-PIMCO (844-337-4626) and on the Funds’ website at www.pimco.com.

Updated portfolio holdings information about a Fund will be available at www.pimco.com approximately 15 calendar days after such Fund’s most recent fiscal quarter end, and will remain accessible until such Fund files a Form N-Q or a shareholder report for the period which includes the date of the information. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[1]	Hereinafter, the terms “Trustee” or “Trustees” used herein shall refer to a Director or Directors of applicable Funds.

10	PIMCO CLOSED-END FUNDS

PCM Fund, Inc.

Symbol on NYSE - PCM

Allocation Breakdown as of 12/31/2017†§

Asset-Backed Securities	42.5%
Non-Agency Mortgage-Backed Securities	37.4%
Corporate Bonds & Notes	6.8%
Short-Term Instruments	4.2%
U.S. Government Agencies	3.4%
Loan Participations and Assignments	2.2%
Common Stocks	1.8%
Preferred Securities	1.1%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$11.57
NAV	$10.30
Premium/(Discount) to NAV	12.33%
Market Price Distribution Yield(2)	2.07%
NAV Distribution Yield(2)	2.33%
Total Effective Leverage(3)	41%

Average Annual Total Return(1) for the period ended December 31, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (09/02/93)
Market Price	7.78%	26.93%	10.22%	13.63%	9.31%
NAV	6.52%	17.85%	8.99%	11.49%	9.35%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PCM Fund, Inc.’s primary investment objective is to achieve high current income. Capital gains from the disposition of investments is a secondary objective of the Fund.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the non-agency residential mortgage-backed securities sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the high yield financials sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the commercial mortgage-backed securities sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the asset-backed securities sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the front end of the U.S. yield curve detracted from absolute performance, as short-term interest rates rose.

SEMIANNUAL REPORT	DECEMBER 31, 2017	11

PIMCO Global StocksPLUS® & Income Fund

Symbol on NYSE - PGP

Allocation Breakdown as of 12/31/2017†§

Non-Agency Mortgage-Backed Securities	32.7%
Corporate Bonds & Notes	32.2%
Short-Term Instruments	10.2%
Asset-Backed Securities	9.8%
U.S. Government Agencies	3.9%
Other	11.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$15.38
NAV	$11.22
Premium/(Discount) to NAV	37.08%
Market Price Distribution Yield(2)	11.44%
NAV Distribution Yield(2)	15.69%
Total Effective Leverage(3)	26%

Average Annual Total Return(1) for the period ended December 31, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (05/31/05)
Market Price	(11.59)%	21.67%	8.44%	11.51%	10.38%
NAV	8.51%	30.31%	14.43%	12.87%	12.97%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Global StocksPLUS® & Income Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute returns, as the S&P 500 Index returned 11.41% during the period.

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute returns, as the MSCI EAFE Index returned 9.86% during the period.

»	Holdings in the non-agency mortgage sector contributed to absolute returns, as this sector generated positive returns.

»	Holdings in the Latin American debt sector, specifically Brazilian and Argentinian external debt, contributed to absolute performance, as this sector generated positive returns.

»	A defensive options strategy involving written calls and purchased puts on the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 11.42% during the period.

»	The Fund’s use of paired swap transactions supported the Fund’s monthly distributions, but generally resulted in a decline in the Fund’s net asset value.

12	PIMCO CLOSED-END FUNDS

PIMCO Income Opportunity Fund

Symbol on NYSE - PKO

Allocation Breakdown as of 12/31/2017†§

Asset-Backed Securities	29.1%
Non-Agency Mortgage-Backed Securities	27.7%
Corporate Bonds & Notes	26.9%
Loan Participations and Assignments	2.7%
Short-Term Instruments	2.6%
Sovereign Issues	2.5%
Common Stocks	2.3%
Convertible Preferred Securities	2.3%
U.S. Government Agencies	2.2%
Other	1.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$25.91
NAV	$25.54
Premium/(Discount) to NAV	1.45%
Market Price Distribution Yield(2)	8.80%
NAV Distribution Yield(2)	8.93%
Total Effective Leverage(3)	38%

Average Annual Total Return(1) for the period ended December 31, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (11/30/07)
Market Price	0.87%	22.48%	9.48%	12.47%	12.34%
NAV	6.11%	20.17%	9.80%	12.73%	12.69%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Income Opportunity Fund’s investment objective is to seek current income as a primary focus and also capital appreciation.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the non-agency residential mortgage-backed securities sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the high yield financials sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the emerging market debt sector contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to the collateralized loan obligations sector contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to the investment grade corporate bond sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the front end of the U.S. yield curve detracted from absolute performance, as short-term interest rates rose.

SEMIANNUAL REPORT	DECEMBER 31, 2017	13

PIMCO Strategic Income Fund, Inc.

Symbol on NYSE - RCS

Allocation Breakdown as of 12/31/2017†§

U.S. Government Agencies	71.3%
Non-Agency Mortgage-Backed Securities	10.9%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	5.2%
U.S. Treasury Obligations	5.0%
Loan Participations and Assignments	1.0%
Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$9.18
NAV	$7.73
Premium/(Discount) to NAV	18.76%
Market Price Distribution Yield(2)	9.41%
NAV Distribution Yield(2)	11.18%
Total Effective Leverage(3)	24%

Average Annual Total Return(1) for the period ended December 31, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (02/24/94)
Market Price	(5.49)%	14.84%	6.57%	12.03%	9.19%
NAV	5.44%	12.96%	7.67%	11.39%	8.76%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

The primary investment objective of PIMCO Strategic Income Fund, Inc. is to generate a level of income that is higher than that generated by high quality, intermediate-term U.S. debt securities. The Fund also seeks capital appreciation to the extent consistent with this objective.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the non-agency residential mortgage-backed securities contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the 30-year conventional mortgage-backed securities contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the investment grade corporate bond sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the commercial mortgage-backed securities sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the front end of the U.S. yield curve detracted from absolute performance, as short-term interest rates rose.

14	PIMCO CLOSED-END FUNDS

PIMCO Dynamic Credit and Mortgage Income Fund

Symbol on NYSE - PCI

Allocation Breakdown as of 12/31/2017†§

Asset-Backed Securities	41.2%
Non-Agency Mortgage-Backed Securities	29.6%
Corporate Bonds & Notes	17.2%
U.S. Government Agencies	2.9%
Short-Term Instruments	2.3%
Other	6.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$22.44
NAV	$23.57
Premium/(Discount) to NAV	(4.79)%
Market Price Distribution Yield(2)	8.77%
NAV Distribution Yield(2)	8.35%
Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended December 31, 2017
	6 Month*	1 Year	Commencement of Operations (01/31/13)
Market Price	4.96%	21.21%	8.74%
NAV	7.30%	20.99%	10.18%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Dynamic Credit and Mortgage Income Fund’s primary investment objective is to seek current income and capital appreciation as a secondary objective.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the non-agency residential mortgage-backed securities sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the emerging market debt sector contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to the high yield financials sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the asset-backed securities contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the investment grade corporate bond sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the front end of the U.S. yield curve detracted from absolute performance, as short-term interest rates rose.

SEMIANNUAL REPORT	DECEMBER 31, 2017	15

PIMCO Dynamic Income Fund

Symbol on NYSE - PDI

Allocation Breakdown as of 12/31/2017†§

Non-Agency Mortgage-Backed Securities	46.4%
Asset-Backed Securities	27.6%
Corporate Bonds & Notes	14.1%
Short-Term Instruments	4.5%
U.S. Government Agencies	3.2%
Other	4.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$30.05
NAV	$28.76
Premium/(Discount) to NAV	4.49%
Market Price Distribution Yield(2)	8.81%
NAV Distribution Yield(2)	9.20%
Total Effective Leverage(3)	45%

Average Annual Total Return(1) for the period ended December 31, 2017
	6 Month*	1 Year	5 Year	Commencement of Operations (05/30/12)
Market Price	4.19%	19.05%	14.91%	17.60%
NAV	6.33%	22.36%	14.02%	17.82%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Dynamic Income Fund’s primary investment objective is to seek current income, and capital appreciation is a secondary objective.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the non-agency residential mortgage-backed securities sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the high yield financials sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the emerging market debt sector contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to the asset-backed securities sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the investment grade corporate bond sector contributed to absolute performance, as the sector outperformed U.S. treasury securities with similar duration.

»	Exposure to the front end of the U.S. yield curve detracted from absolute performance, as short-term interest rates rose.

16	PIMCO CLOSED-END FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	DECEMBER 31, 2017	17

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PCM Fund, Inc.
07/01/2017 - 12/31/2017+	$10.15	$0.44	$0.21	$0.65	$(0.50)	$0.00	$0.00	$(0.50)
06/30/2017	9.71	0.98	0.92	1.90	(1.46)	0.00	0.00	(1.46)
06/30/2016	10.68	1.22	(1.23)	(0.01)	(0.96)	0.00	0.00	(0.96)
01/01/2015 - 06/30/2015(e)	10.72	0.44	0.00	0.44	(0.48)	0.00	0.00	(0.48	)(i)
12/31/2014	11.17	0.94	(0.34)	0.60	(1.05)	0.00	0.00	(1.05)
12/31/2013	11.35	1.12	(0.20)	0.92	(1.10)	0.00	0.00	(1.10)
12/31/2012	9.48	1.06	1.93	2.99	(1.12)	0.00	0.00	(1.12)

PIMCO Global StocksPLUS® & Income Fund
07/01/2017 - 12/31/2017+	$11.18	$0.58	$0.34	$0.92	$(0.88)	$0.00	$0.00	$(0.88)
06/30/2017	9.76	1.15	2.14	3.29	(1.67)	0.00	(0.20)	(1.87)
06/30/2016	12.88	1.15	(2.07)	(0.92)	(2.02)	0.00	(0.18)	(2.20)
04/01/2015 - 06/30/2015(f)	12.82	0.34	0.27	0.61	(0.55)	0.00	0.00	(0.55	)(i)
03/31/2015	14.72	1.15	(0.85)	0.30	(2.20)	0.00	0.00	(2.20)
03/31/2014	14.32	1.39	1.21	2.60	(2.20)	0.00	0.00	(2.20)
03/31/2013	12.57	1.38	2.57	3.95	(2.20)	0.00	0.00	(2.20)

PIMCO Income Opportunity Fund
07/01/2017 - 12/31/2017+	$25.17	$1.13	$0.38	$1.51	$(1.14)	$0.00	$0.00	$(1.14)
06/30/2017	22.59	2.28	2.92	5.20	(2.56)	0.00	(0.06)	(2.62)
06/30/2016	25.94	2.33	(2.89)	(0.56)	(2.28)	(0.51)	0.00	(2.79)
11/01/2014 - 06/30/2015(g)	28.38	1.54	(0.86)	0.68	(2.34)	(0.77)	(0.01)	(3.12	)(i)
10/31/2014	28.67	2.71	(0.12)	2.59	(2.88)	0.00	0.00	(2.88)
10/31/2013	27.86	2.87	0.77	3.64	(2.83)	0.00	0.00	(2.83)
10/31/2012	24.62	2.61	3.69	6.30	(3.06)	0.00	0.00	(3.06)

PIMCO Strategic Income Fund, Inc.
07/01/2017 - 12/31/2017+	$7.75	$0.40	$0.01	$0.41	$(0.43)	$0.00	$0.00	$(0.43)
06/30/2017	7.89	0.70	0.08	0.78	(0.80)	0.00	(0.12)	(0.92)
06/30/2016	8.58	0.76	(0.45)	0.31	(1.00)	0.00	0.00	(1.00)
02/01/2015 - 06/30/2015(h)	8.57	0.30	0.11	0.41	(0.40)	0.00	0.00	(0.40	)(i)
01/31/2015	9.24	0.90	(0.55)	0.35	(1.02)	0.00	0.00	(1.02)
01/31/2014	9.66	0.99	(0.30)	0.69	(1.11)	0.00	0.00	(1.11)
01/31/2013	8.91	1.05	0.95	2.00	(1.25)	0.00	0.00	(1.25)

PIMCO Dynamic Credit and Mortgage Income Fund (Consolidated)
07/01/2017 - 12/31/2017+	$22.91	$0.93	$0.71	$1.64	$(0.98)	$0.00	$0.00	$(0.98)
06/30/2017	20.43	1.62	3.46	5.08	(2.60)	0.00	0.00	(2.60)
06/30/2016	23.00	2.01	(2.40)	(0.39)	(2.18)	0.00	0.00	(2.18)
01/01/2015 - 06/30/2015(e)	22.83	0.76	0.35	1.11	(0.94)	0.00	0.00	(0.94	)(i)
12/31/2014	24.04	1.79	(0.53)	1.26	(2.47)	0.00	0.00	(2.47)
01/31/2013 - 12/31/2013	23.88	1.33	0.76	2.09	(1.68)	(0.24)	0.00	(1.92)

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

				Common Share			Ratios/Supplemental Data
								Ratios to Average Net Assets
Increase resulting from at-the-market offering		Offering Cost Charged to Paid in Capital		Net Assets Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets End of Year or Period (000s)	Expenses(d)		Expenses Excluding Waivers(d)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income (Loss)		Portfolio Turnover Rate

$	N/A	$	N/A	$10.30	$11.57	7.78%	$119,204	3.05	%*	3.05	%*	1.46	%*	1.46	%*	8.58	%*	5%
	N/A		N/A	10.15	11.23	33.80	117,402	3.05		3.05		1.54		1.54		9.81		13
	N/A		N/A	9.71	9.72	6.91	112,099	2.69		2.69		1.58		1.58		12.25		12
	N/A		N/A	10.68	10.05	(1.28)	123,235	2.26	*	2.26	*	1.54	*	1.54	*	8.32	*	20
	N/A		N/A	10.72	10.65	0.34	123,633	1.89		1.89		1.40		1.40		8.38		11
	N/A		N/A	11.17	11.65	6.49	128,672	2.05		2.05		1.52		1.52		9.75		6
	N/A		N/A	11.35	12.02	23.34	130,461	2.59		2.59		1.76		1.76		10.05		13

$	N/A	$	N/A	$11.22	$15.38	(11.59)%	$120,494	2.41	%*	2.41	%*	1.53	%*	1.53	%*	10.29	%*	7%
	N/A		N/A	11.18	18.40	5.06	119,538	3.20		3.20		1.88		1.88		11.09		25
	N/A		N/A	9.76	19.53	31.38	103,627	2.75		2.75		1.82		1.82		10.56		26
	N/A		N/A	12.88	16.92	(21.82)	135,468	2.34	*	2.34	*	1.72	*	1.72	*	10.35	*	3
	N/A		N/A	12.82	22.27	4.05	134,594	2.30		2.30		1.78		1.78		8.29		92
	N/A		N/A	14.72	23.67	19.44	153,393	1.94		1.94		1.67		1.67		9.62		197
	N/A		N/A	14.32	21.95	21.57	148,170	2.64		2.64		2.10		2.10		10.75		33

$	N/A	$	N/A	$25.54	$25.91	0.87%	$385,561	2.96	%*	2.96	%*	1.66	%*	1.66	%*	8.83	%*	7%
	N/A		N/A	25.17	26.85	30.30	378,706	2.94		2.94		1.72		1.72		9.57		28
	N/A		N/A	22.59	23.00	7.87	338,292	2.63		2.63		1.73		1.73		9.99		16
	N/A		N/A	25.94	24.20	0.22	388,353	2.43	*	2.43	*	1.79	*	1.79	*	8.93	*	14
	N/A		N/A	28.38	27.26	4.39	424,632	2.01		2.01		1.65		1.65		9.44		175
	N/A		N/A	28.67	28.90	6.81	426,561	1.93		1.93		1.66		1.66		10.03		65
	N/A		N/A	27.86	29.85	26.98	411,976	2.29		2.29		1.86		1.86		10.38		57

$	N/A	$	N/A	$7.73	$9.18	(5.49)%	$330,299	1.62	%*	1.62	%*	0.97	%*	0.97	%*	10.23	%*	3%
	N/A		N/A	7.75	10.19	17.12	329,673	1.52		1.52		0.97		0.97		8.94		8
	N/A		N/A	7.89	9.61	24.14	332,051	1.27		1.27		0.96		0.96		9.43		39
	N/A		N/A	8.58	8.69	(5.81)	357,692	1.16	*	1.16	*	0.96	*	0.96	*	8.58	*	17
	N/A		N/A	8.57	9.65	5.92	355,942	1.18		1.18		0.98		0.98		10.01		90
	N/A		N/A	9.24	10.12	(4.58)	379,762	1.39		1.39		1.00		1.00		10.48		208
	N/A		N/A	9.66	11.84	12.21	392,317	1.55		1.55		1.00		1.00		11.14		293

$	N/A	$	N/A	$23.57	$22.44	4.96%	$3,234,457	4.03	%*	4.03	%*	2.09	%*	2.09	%*	7.92	%*	10%
	N/A		N/A	22.91	22.32	32.10	3,144,154	3.80		3.80		2.09		2.09		7.41		32
	N/A		N/A	20.43	19.13	6.69	2,804,003	3.20		3.20		2.03		2.03		9.63		26
	N/A		N/A	23.00	20.18	2.23	3,155,689	2.63	*	2.63	*	1.97	*	1.97	*	6.71	*	31
	N/A		(0.00)	22.83	20.65	2.68	3,132,146	2.36		2.36		1.91		1.91		7.29		35
	N/A		(0.01)	24.04	22.48	(2.79)	3,298,673	1.52	*	1.52	*	1.42	*	1.42	*	6.06	*	76

SEMIANNUAL REPORT	DECEMBER 31, 2017	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Dynamic Income Fund (Consolidated)
07/01/2017 - 12/31/2017+	$28.32	$1.54	$0.17	$1.71	$(1.32)	$0.00	$0.00	$(1.32)
06/30/2017	26.56	2.60	3.18	5.78	(4.10)	0.00	0.00	(4.10)
06/30/2016	31.38	3.87	(3.45)	0.42	(4.25)	(0.99)	0.00	(5.24)
04/01/2015 - 06/30/2015(f)	30.74	0.80	0.47	1.27	(0.63)	0.00	0.00	(0.63	)(i)
03/31/2015	32.11	3.25	(0.49)	2.76	(4.13)	0.00	0.00	(4.13)
03/31/2014	30.69	3.70	1.24	4.94	(3.29)	(0.23)	0.00	(3.52)
05/30/2012 - 03/31/2013	23.88	2.79	6.50	9.29	(2.18)	(0.27)	0.00	(2.45)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)

Total investment return is calculated assuming a purchase of a share at the market price on the first day and a sale of a share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(d)

Interest expense primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(e)	Fiscal year end changed from December 31st to June 30th.
(f)	Fiscal year end changed from March 31st to June 30th.
(g)	Fiscal year end changed from October 31st to June 30th.
(h)	Fiscal year end changed from January 31st to June 30th.
(i)

Total distributions for the period ended June 30, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended June 30, 2015.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

		Common Share			Ratios/Supplemental Data
						Ratios to Average Net Assets
Increase resulting from at-the-market offering	Offering Cost Charged to Paid in Capital	Net Assets Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets End of Year or Period (000s)	Expenses(d)		Expenses Excluding Waivers(d)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income (Loss)		Portfolio Turnover Rate

$0.05	$(0.00)	$28.76	$30.05	4.19%	$1,443,950	4.07	%*	4.07	%*	2.03	%*	2.03	%*	10.67	%*	4%
0.08	0.00	28.32	30.18	27.07	1,372,674	4.08		4.08		2.14		2.14		9.58		20
N/A	N/A	26.56	27.57	13.75	1,222,499	3.60		3.60		2.12		2.12		13.67		13
N/A	N/A	31.38	29.21	2.87	1,426,891	2.83	*	2.83	*	2.01	*	2.01	*	10.23	*	5
N/A	N/A	30.74	29.00	9.04	1,397,987	3.12		3.12		2.12		2.12		9.98		10
N/A	N/A	32.11	30.32	9.62	1,458,961	3.15		3.15		2.17		2.17		11.90		18
N/A	(0.03)	30.69	31.10	35.21	1,393,099	2.91	*	2.91	*	2.04	*	2.04	*	12.04	*	16

SEMIANNUAL REPORT	DECEMBER 31, 2017	21

Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

(Amounts in thousands†, except per share amounts)	PCM Fund, Inc.	PIMCO Global StocksPLUS® & Income Fund	PIMCO Income Opportunity Fund	PIMCO Strategic Income Fund, Inc.

Assets:
Investments, at value
Investments in securities*	$186,736	$148,697	$572,578	$1,229,221
Financial Derivative Instruments
Exchange-traded or centrally cleared	68	471	423	61
Over the counter	0	4,219	24	36
Cash	3	0	0	1
Deposits with counterparty	1,235	6,267	7,599	11,952
Foreign currency, at value	0	23	0	241
Receivable for investments sold	2,319	1,668	17,699	1,335
Receivable for mortgage dollar rolls	0	0	0	755,718
Interest and/or dividends receivable	801	1,611	4,289	3,224
Other assets	11	1	75	2
Total Assets	191,173	162,957	602,687	2,001,791

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$69,129	$33,540	$207,565	$77,567
Payable for sale-buyback transactions	0	0	0	56,337
Payable for mortgage dollar rolls	0	0	0	755,718
Financial Derivative Instruments
Exchange-traded or centrally cleared	56	1,307	224	549
Over the counter	1,256	840	2,750	2,453
Payable for investments purchased	432	1,211	2,872	2,515
Payable for TBA investment purchased	0	0	0	772,434
Deposits from counterparty	2	3,834	1	269
Distributions payable to common shareholders	925	1,575	2,868	3,077
Overdraft due to custodian	0	0	283	0
Accrued management fees	149	151	546	277
Other liabilities	20	5	17	296
Total Liabilities	71,969	42,463	217,126	1,671,492

Net Assets	$119,204	$120,494	$385,561	$330,299

Net Asset Consist of:
Shares:
Par value ($0.001 per share), ($0.00001 per share), ($0.00001 per share), ($0.00001 per share)	$0	$0	$0	$0
Paid in capital in excess of par	112,143	142,715	345,264	354,960
Undistributed (overdistributed) net investment income	468	(5,358)	(2,933)	(4,562)
Accumulated undistributed net realized gain (loss)	(378)	(21,051)	4,388	(27,395)
Net unrealized appreciation (depreciation)	6,971	4,188	38,842	7,296

Net Assets Applicable to Common Shareholders	$119,204	$120,494	$385,561	$330,299

Common Shares Issued and Outstanding	11,572	10,736	15,093	42,741

Net Asset Value Per Common Share	$10.30	$11.22	$25.54	$7.73

Cost of investments in securities	$176,931	$141,812	$527,678	$1,218,658
Cost of foreign currency held	$0	$25	$0	$249
Cost or premiums of financial derivative instruments, net	$(324)	$18,424	$(3,599)	$4,072

* Includes repurchase agreements of:	$2,027	$14,738	$8,828	$807

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Dynamic Credit and Mortgage Income Fund	PIMCO Dynamic Income Fund

Assets:
Investments, at value
Investments in securities*	$5,696,344	$2,490,134
Investment in Affiliates	8,768	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,783	1,116
Over the counter	2,775	627
Deposits with counterparty	95,853	24,397
Foreign currency, at value	1,408	927
Receivable for investments sold	86,598	4,162
Interest and/or dividends receivable	34,098	14,089
Other assets	8	210
Total Assets	5,928,635	2,535,662

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,608,905	$1,053,794
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,068	958
Over the counter	24,040	15,264
Payable for investments purchased	18,562	6,355
Deposits from counterparty	12,122	1,581
Distributions payable to common shareholders	22,513	11,060
Overdraft due to custodian	0	115
Accrued management fees	5,873	2,524
Other liabilities	95	61
Total Liabilities	2,694,178	1,091,712

Net Assets	$3,234,457	$1,443,950

Net Asset Consist of:
Shares:
Par value ($0.00001 per share)	$1	$1
Paid in capital in excess of par	3,274,390	1,223,740
Undistributed (overdistributed) net investment income	(18,365)	5,452
Accumulated undistributed net realized gain (loss)	(185,482)	(17,531)
Net unrealized appreciation (depreciation)	163,913	232,288

Net Assets Applicable to Common Shareholders	$3,234,457	$1,443,950

Common Shares Outstanding	137,221	50,214

Net Asset Value Per Common Share	$23.57	$28.76

Cost of investments in securities	$5,461,307	$2,243,606
Cost of investments in affiliates	7,639	0
Cost of foreign currency held	$1,545	$972
Cost or premiums of financial derivative instruments, net	$(3,719)	$(50,176)

* Includes repurchase agreements of:	$81,889	$81,125

SEMIANNUAL REPORT	DECEMBER 31, 2017	23

Statements of Operations

Six Months Ended December 31, 2017 (Unaudited)
(Amounts in thousands†)	PCM Fund, Inc.	PIMCO Global StocksPLUS® & Income Fund	PIMCO Income Opportunity Fund	PIMCO Strategic Income Fund, Inc.

Investment Income:
Interest	$6,963	$7,662	$22,216	$19,686
Dividends	0	30	513	3
Total Income	6,963	7,692	22,729	19,689

Expenses:
Management fees	862	916	3,165	1,587
Trustee fees and related expenses	7	7	22	20
Interest expense	950	534	2,504	1,081
Miscellaneous expense	5	6	11	5
Total Expenses	1,824	1,463	5,702	2,693

Net Investment Income (Loss)	5,139	6,229	17,027	16,996

Net Realized Gain (Loss):
Investments in securities	1,497	1,695	5,721	1,129
Exchange-traded or centrally cleared financial derivative instruments	2,844	6,586	8,174	10,934
Over the counter financial derivative instruments	174	712	(1,160)	(657)
Short sales	(1)	(1)	(3)	(2)
Foreign currency	0	33	131	33

Net Realized Gain (Loss)	4,514	9,025	12,863	11,437

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	841	(3,222)	1,698	(67)
Exchange-traded or centrally cleared financial derivative instruments	(3,460)	(7,070)	(10,274)	(10,996)
Over the counter financial derivative instruments	458	4,681	1,382	(186)
Foreign currency assets and liabilities	3	75	105	(9)

Net Change in Unrealized Appreciation (Depreciation)	(2,158)	(5,536)	(7,089)	(11,258)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,495	$9,718	$22,801	$17,175

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended December 31, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Dynamic Credit and Mortgage Income Fund	PIMCO Dynamic Income Fund

Investment Income:
Interest	$191,994	$105,583
Dividends	667	2
Total Income	192,661	105,585

Expenses:
Management fees	33,428	14,470
Trustee fees and related expenses	190	78
Interest expense	31,252	14,612
Miscellaneous expense	125	31
Total Expenses	64,995	29,191

Net Investment Income (Loss)	127,666	76,394

Net Realized Gain (Loss):
Investments in securities	38,147	11,446
Exchange-traded or centrally cleared financial derivative instruments	(39,765)	(2,331)
Over the counter financial derivative instruments	(21,174)	(7,078)
Short sales	(6)	0
Foreign currency	1,774	476

Net Realized Gain (Loss)	(21,024)	2,513

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	99,397	10,075
Exchange-traded or centrally cleared financial derivative instruments	22,586	(6,521)
Over the counter financial derivative instruments	(314)	1,930
Foreign currency assets and liabilities	(2,930)	(387)

Net Change in Unrealized Appreciation (Depreciation)	118,739	5,097

Net Increase (Decrease) in Net Assets Resulting from Operations	$225,381	$84,004

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	DECEMBER 31, 2017	25

Statements of Changes in Net Assets

	PCM Fund, Inc.		PIMCO Global StocksPLUS® & Income Fund

(Amounts in thousands†)	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$5,139	$11,304	$6,229	$12,253
Net realized gain (loss)	4,514	(289)	9,025	22,795
Net change in unrealized appreciation (depreciation)	(2,158)	10,943	(5,536)	(577)

Net Increase (Decrease) in Net Assets from Operations	7,495	21,958	9,718	34,471

Distributions to Common Shareholders:
From net investment income	(5,784)	(16,862)	(9,432)	(17,812)
Tax basis return of capital	0	0	0	(2,117)

Total Distributions to Common Shareholders(a)	(5,784)	(16,862)	(9,432)	(19,929)

Common Share Transactions**:
Issued as reinvestment of distributions	91	207	670	1,369

Total Increase (Decrease) in Net Assets	1,802	5,303	956	15,911

Net Assets Applicable to Common Shareholders:
Beginning of period	117,402	112,099	119,538	103,627
End of period*	$119,204	$117,402	$120,494	$119,538

* Including undistributed (overdistributed) net investment income of:	$468	$1,113	$(5,358)	$(2,155)

** Common Share Transactions:
Shares issued as reinvestment of distributions	9	21	42	80

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Income Opportunity Fund		PIMCO Strategic Income Fund, Inc.

Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017

$17,027	$34,274	$16,996	$29,460
12,863	4,439	11,437	2,890
(7,089)	39,403	(11,258)	378

22,801	78,116	17,175	32,728

(17,183)	(38,429)	(18,425)	(33,902)
0	(899)	0	(5,051)

(17,183)	(39,328)	(18,425)	(38,953)

1,237	1,626	1,876	3,847

6,855	40,414	626	(2,378)

378,706	338,292	329,673	332,051
$385,561	$378,706	$330,299	$329,673

$(2,933)	$(2,777)	$(4,562)	$(3,133)

48	68	206	419

SEMIANNUAL REPORT	DECEMBER 31, 2017	27

Consolidated Statements of Changes in Net Assets

	PIMCO Dynamic Credit and Mortgage Income Fund		PIMCO Dynamic Income Fund

(Amounts in thousands†)	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$127,666	$221,765	$76,394	$121,122
Net realized gain (loss)	(21,024)	153,108	2,513	31,672
Net change in unrealized appreciation (depreciation)	118,739	321,883	5,097	118,299

Net Increase (Decrease) in Net Assets Resulting from Operations	225,381	696,756	84,004	271,093

Distributions to Common Shareholders:
From net investment income	(135,078)	(356,605)	(65,613)	(190,382)
Tax basis return of capital	0	0	0	0

Total Distributions to Common Shareholders(a)	(135,078)	(356,605)	(65,613)	(190,382)

Common Share Transactions**:
Net proceeds from at-the-market offering	0	0	46,329	51,315
Net at-the-market offering costs	0	0	(2)	96
Issued as reinvestment of distributions	0	0	6,558	18,053
Total increase (decrease) resulting from common share transactions	0	0	52,885	69,464

Total Increase (Decrease) in Net Assets	90,303	340,151	71,276	150,175

Net Assets Applicable to Common Shareholders:
Beginning of period	3,144,154	2,804,003	1,372,674	1,222,499
End of period*	$3,234,457	$3,144,154	$1,443,950	$1,372,674

* Including undistributed (overdistributed) net investment income of:	$(18,365)	$(10,953)	$5,452	$(5,329)

** Common Share Transactions:
Shares sold	0	0	1,528	1,768
Shares issued as reinvestment of distributions	0	0	226	667
Net increase (decrease) in common shares outstanding	0	0	1,754	2,435

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended December 31, 2017 (Unaudited)
(Amounts in thousands†)	PCM Fund, Inc.	PIMCO Global StocksPLUS® & Income Fund	PIMCO Income Opportunity Fund	PIMCO Strategic Income Fund, Inc.

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$7,495	$9,718	$22,801	$17,175

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(20,611)	(18,832)	(84,948)	(393,006)
Proceeds from sales of long-term securities	20,310	20,059	71,729	71,887
(Purchases) Proceeds from sales of short-term portfolio investments, net	(301)	2,493	29,333	10,586
(Increase) decrease in deposits with counterparty	173	16,940	(259)	(11,373)
(Increase) decrease in receivable for investments sold	6,050	1,266	428	(236)
(Increase) decrease in interest and/or dividends receivable	34	(189)	(745)	(235)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(685)	94	(2,390)	1,037
Proceeds from (Payments on) over the counter financial derivative instruments	77	654	(1,445)	(672)
(Increase) decrease in other assets	(10)	0	(74)	0
Increase (decrease) in payable for investments purchased	38	(807)	(6,656)	309,352
Increase (decrease) in deposits from counterparty	2	3,574	(140)	(33)
Increase (decrease) in accrued management fees	5	(22)	6	0
Proceeds from (Payments on) short sales transactions, net	(1)	(1)	(3)	(2)
Proceeds from (Payments on) foreign currency transactions	3	58	107	24
Increase (decrease) in other liabilities	(10)	(9)	(16)	30
Net Realized (Gain) Loss
Investments in securities	(1,497)	(1,695)	(5,721)	(1,129)
Exchange-traded or centrally cleared financial derivative instruments	(2,844)	(6,586)	(8,174)	(10,934)
Over the counter financial derivative instruments	(174)	(712)	1,160	657
Short sales	1	1	3	2
Foreign currency	0	(33)	(131)	(33)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(841)	3,222	(1,698)	67
Exchange-traded or centrally cleared financial derivative instruments	3,460	7,070	10,274	10,996
Over the counter financial derivative instruments	(458)	(4,681)	(1,382)	186
Foreign currency assets and liabilities	(3)	(75)	(105)	9
Net amortization (accretion) on investments	(291)	(102)	(2,033)	64

Net Cash Provided by (Used for) Operating Activities	9,922	31,405	19,921	4,419

Cash Flows Received from (Used for) Financing Activities:
Increase (decrease) in overdraft due to custodian	(2)	(143)	(71)	(17)
Cash distributions paid*	(5,693)	(8,756)	(15,937)	(16,535)
Proceeds from reverse repurchase agreements	90,403	66,364	405,350	258,745
Payments on reverse repurchase agreements	(94,628)	(88,850)	(409,779)	(265,537)
Proceeds from sale-buyback transactions	0	0	0	1,141,736
Payments on sale-buyback transactions	0	0	0	(1,122,569)
Proceeds from mortgage dollar rolls	0	0	0	4,601,149
Payments on mortgage dollar rolls	0	0	0	(4,601,149)

Net Cash Received from (Used for) Financing Activities	(9,920)	(31,385)	(20,437)	(4,177)

Net Increase (Decrease) in Cash and Foreign Currency	2	20	(516)	242

Cash and Foreign Currency:
Beginning of period	1	3	516	0
End of period	$3	$23	$0	$242

* Reinvestment of distributions	$91	$670	$1,237	$1,876

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$780	$464	$2,229	$1,189

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	29

Consolidated Statements of Cash Flows

Six Months Ended December 31, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Dynamic Credit and Mortgage Income Fund	PIMCO Dynamic Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$225,381	$84,004

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(942,586)	(232,962)
Proceeds from sales of long-term securities	803,094	242,912
(Purchases) Proceeds from sales of short-term portfolio investments, net	63,036	51,678
(Increase) decrease in deposits with counterparty	11,856	(4,477)
(Increase) decrease in receivable for investments sold	228,378	46,987
(Increase) decrease in interest and/or dividends receivable	(8,495)	(1,797)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(19,455)	(9,395)
Proceeds from (Payments on) over the counter financial derivative instruments	(23,368)	(8,299)
(Increase) decrease in other assets	0	40
Increase (decrease) in payable for investments purchased	(112,012)	(46,841)
Increase (decrease) in deposits from counterparty	1,650	(5,263)
Increase (decrease) in accrued management fees	188	38
Proceeds from (Payments on) short sales transactions, net	(6)	0
Proceeds from (Payments on) foreign currency transactions	(3,702)	(310)
Increase (decrease) in other liabilities	(118)	(354)
Net Realized (Gain) Loss
Investments in securities	(38,147)	(11,446)
Exchange-traded or centrally cleared financial derivative instruments	39,765	2,331
Over the counter financial derivative instruments	21,174	7,078
Short sales	6	0
Foreign currency	(1,774)	(476)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(99,397)	(10,075)
Exchange-traded or centrally cleared financial derivative instruments	(22,586)	6,521
Over the counter financial derivative instruments	314	(1,930)
Foreign currency assets and liabilities	2,930	387
Net amortization (accretion) on investments	(23,838)	(9,839)

Net Cash Provided by (Used for) Operating Activities	102,288	98,512

Cash Flows Received from (Used for) Financing Activities:
Net proceeds from at-the-market offering	0	47,170
Net at-the-market offering costs	0	(2)
Increase (decrease) in overdraft due to custodian	(9,365)	(4,244)
Cash distributions paid*	(135,078)	(58,612)
Proceeds from reverse repurchase agreements	4,749,705	1,512,989
Payments on reverse repurchase agreements	(4,718,736)	(1,596,197)

Net Cash Received from (Used for) Financing Activities	(113,474)	(98,896)

Net Increase (Decrease) in Cash and Foreign Currency	(11,186)	(384)

Cash and Foreign Currency:
Beginning of period	12,594	1,311
End of period	$1,408	$927

* Reinvestment of distributions	$0	$6,558

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$30,610	$14,955

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PCM Fund, Inc.

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 156.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024	$10	$10
Cactus Wellhead LLC
7.693% (LIBOR03M + 6.000%) due 07/31/2020 ~	483	484
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~	100	101
Centene Corp.
TBD% due 09/13/2018	300	300
Forbes Energy Services LLC
5.000% due 04/13/2021 «	446	462
Frontier Communications Corp.
5.320% (LIBOR03M + 3.750%) due 06/15/2024 ~	100	97
iHeartCommunications, Inc.
8.443% (LIBOR03M + 6.750%) due 01/30/2019 ~	3,000	2,264
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~	20	20
Multi Color Corp.
3.819% (LIBOR03M + 2.250%) due 10/31/2024 ~	3	3
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~	40	40
10.374% (LIBOR03M + 9.000%) due 04/28/2022 «~	220	223
Sinclair Television Group, Inc.
TBD% due 05/10/2024	100	100
West Corp.
5.350% (LIBOR03M + 4.000%) due 10/10/2024 ~	22	22

Total Loan Participations and Assignments (Cost $4,789)		4,126

CORPORATE BONDS & NOTES 10.7%

BANKING & FINANCE 5.2%
Cantor Fitzgerald LP
7.875% due 10/15/2019 (i)	740	801
Exeter Finance Corp.
9.750% due 05/20/2019 «	800	787
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	12	12
Freedom Mortgage Corp.
8.125% due 11/15/2024	11	11
Iron Mountain, Inc.
5.250% due 03/15/2028	10	10
iStar, Inc.
4.625% due 09/15/2020	3	3
5.250% due 09/15/2022	10	10
Jefferies Finance LLC
7.500% due 04/15/2021	187	195
Jefferies LoanCore LLC
6.875% due 06/01/2020 (i)	1,000	1,031
Life Storage LP
3.875% due 12/15/2027	6	6
Navient Corp.
5.875% due 03/25/2021 (i)	465	482
6.500% due 06/15/2022	16	17
OneMain Financial Holdings LLC
6.750% due 12/15/2019	9	9
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	10	10
Oxford Finance LLC
6.375% due 12/15/2022	8	8
Physicians Realty LP
3.950% due 01/15/2028	12	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Provident Funding Associates LP
6.375% due 06/15/2025	$6	$6
Santander Holdings USA, Inc.
3.400% due 01/18/2023	12	12
4.400% due 07/13/2027	4	4
Springleaf Finance Corp.
5.250% due 12/15/2019	14	14
5.625% due 03/15/2023	200	201
6.125% due 05/15/2022 (i)	131	137
7.750% due 10/01/2021 (i)	150	166
8.250% due 12/15/2020 (i)	900	992
Starwood Property Trust, Inc.
4.750% due 03/15/2025	14	14
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (e)	1,836	467
Vici Properties LLC
4.847% (US0003M + 3.500%) due 10/15/2022 ~	136	137
8.000% due 10/15/2023	495	556
Washington Prime Group LP
5.950% due 08/15/2024	98	100

		6,210

INDUSTRIALS 5.1%
Andeavor Logistics LP
3.500% due 12/01/2022	2	2
4.250% due 12/01/2027	4	4
5.200% due 12/01/2047	4	4
Avantor, Inc.
6.000% due 10/01/2024	4	4
BMC Software Finance, Inc.
8.125% due 07/15/2021	98	99
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(i)	610	612
Caesars Entertainment Corp.
5.000% due 10/01/2024 (g)	28	53
Central Garden & Pet Co.
5.125% due 02/01/2028	6	6
Charter Communications Operating LLC
4.200% due 03/15/2028	27	27
Cheniere Energy Partners LP
5.250% due 10/01/2025	14	14
Chesapeake Energy Corp.
4.609% (US0003M + 3.250%) due 04/15/2019 ~	10	10
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6	6
Community Health Systems, Inc.
6.250% due 03/31/2023	32	29
CRC Escrow Issuer LLC
5.250% due 10/15/2025	12	12
CVS Pass-Through Trust
5.880% due 01/10/2028 (i)	1,232	1,353
DAE Funding LLC
4.000% due 08/01/2020	10	10
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	30	30
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (i)	500	538
Discovery Communications LLC
3.950% due 03/20/2028	9	9
Exela Intermediate LLC
10.000% due 07/15/2023	23	23
Fresh Market, Inc.
9.750% due 05/01/2023	350	219
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	14	15
HCA, Inc.
5.500% due 06/15/2047	16	16
IHS Markit Ltd.
4.000% due 03/01/2026	8	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (i)	$1,800	$1,796
Mattel, Inc.
6.750% due 12/31/2025	16	16
Netflix, Inc.
4.875% due 04/15/2028	12	12
PetSmart, Inc.
5.875% due 06/01/2025	22	17
Pitney Bowes, Inc.
4.700% due 04/01/2023	8	7
Post Holdings, Inc.
5.625% due 01/15/2028	4	4
Scientific Games International, Inc.
5.000% due 10/15/2025	5	5
Service Corp. International
4.625% due 12/15/2027	6	6
Simmons Foods, Inc.
5.750% due 11/01/2024	6	6
Standard Industries, Inc.
4.750% due 01/15/2028	14	14
Transocean, Inc.
7.500% due 01/15/2026	8	8
UAL Pass-Through Trust
6.636% due 01/02/2024 (i)	512	554
ViaSat, Inc.
5.625% due 09/15/2025	18	18
Westmoreland Coal Co.
8.750% due 01/01/2022 (i)	1,225	557

		6,133

UTILITIES 0.4%
AT&T, Inc.
2.850% due 02/14/2023	40	40
3.400% due 08/14/2024	80	80
3.900% due 08/14/2027	70	71
4.900% due 08/14/2037	70	71
5.150% due 02/14/2050	106	107
5.300% due 08/14/2058	32	32
Calpine Corp.
5.250% due 06/01/2026	6	6
Genesis Energy LP
6.250% due 05/15/2026	6	6

		413

Total Corporate Bonds & Notes (Cost $12,882)		12,756

MUNICIPAL BONDS & NOTES 1.0%

ARKANSAS 0.3%
Little Rock Municipal Property Owners Multipurpose Improvement District No. 10, Arkansas Special Tax Bonds, Series 2007
7.200% due 03/01/2032	365	362

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	820	800

Total Municipal Bonds & Notes (Cost $1,135)		1,162

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
5.102% (US0001M + 3.550%) due 07/25/2029 ~	170	185
6.402% (US0001M + 4.850%) due 10/25/2029 ~	60	66
7.302% (US0001M + 5.750%) due 07/25/2029 ~	230	268
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(e)	2,417	1,840
0.000% due 04/25/2046 (b)(e)(i)	1,046	872

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	31

Schedule of Investments PCM Fund, Inc. (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 11/25/2050 «(b)(e)	$1,100	$402
0.100% due 05/25/2020 - 11/25/2050 (a)	52,991	183
0.200% due 04/25/2045 (a)	1,136	2
0.547% due 01/25/2021 ~(a)	2,602	39
0.684% due 10/25/2020 ~(a)	8,465	133
2.011% due 11/25/2050 ~(a)	1,027	160
3.615% due 06/25/2041 ~(a)(i)	10,500	1,127
6.702% (US0001M + 5.150%) due 10/25/2029 ~	500	558
9.102% (US0001M + 7.550%) due 12/25/2027 ~	449	556

Total U.S. Government Agencies (Cost $6,138)		6,391

NON-AGENCY MORTGAGE-BACKED SECURITIES 58.5%
Adjustable Rate Mortgage Trust
3.658% due 01/25/2036 ^~	194	185
Banc of America Alternative Loan Trust
6.167% due 04/25/2037 ^~	226	215
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046 ~	78	78
Banc of America Funding Trust
3.218% due 12/20/2034 ~	363	300
3.559% due 03/20/2036 ~	104	98
5.806% due 03/25/2037 ^~	119	115
7.000% due 10/25/2037 ^	688	486
Banc of America Mortgage Trust
3.673% due 11/25/2034 ~	202	206
3.694% due 06/20/2031 ~	416	425
3.803% due 06/25/2035 ~	129	126
Bancorp Commercial Mortgage Trust
5.227% (LIBOR01M + 3.750%) due 08/15/2032 ~(i)	2,300	2,310
Barclays Commercial Mortgage Securities Trust
6.477% (LIBOR01M + 5.000%) due 08/15/2027 ~(i)	900	883
BCAP LLC Trust
1.483% due 07/26/2036 ~	87	69
Bear Stearns ALT-A Trust
1.722% (US0001M + 0.170%) due 04/25/2037 ~	926	899
3.258% due 09/25/2034 ~	103	102
3.312% due 05/25/2036 ~	49	41
3.345% due 08/25/2036 ^~	637	690
3.375% due 05/25/2036 ^~	313	288
3.467% due 08/25/2036 ^~	334	263
3.490% due 11/25/2036 ^~	879	757
3.497% due 01/25/2047 ~	51	40
3.836% due 07/25/2035 ^~	166	146
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(i)	1,254	1,184
5.720% due 04/12/2038 ~	40	32
BRAD Resecuritization Trust
2.183% due 03/12/2021 «	2,108	111
6.550% due 03/12/2021 «	394	395
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	460	388
Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	274	243
Citigroup Commercial Mortgage Trust
5.724% due 12/10/2049 ~(i)	715	552
Citigroup Mortgage Loan Trust
3.611% due 11/25/2036 ^~	147	131
3.708% due 08/25/2035 ^~	91	84
3.788% due 11/25/2035 ~	1,874	1,288
Citigroup Mortgage Loan Trust, Inc.
3.319% due 10/25/2035 ~	677	532
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.611% due 09/25/2035 ^~	213	189
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~	214	132
5.688% due 10/15/2048 (i)	1,555	702
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	35	35

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Asset Trust
6.000% due 11/17/2032	$565	$569
Commercial Mortgage Loan Trust
6.077% due 12/10/2049 ~	869	534
Commercial Mortgage Trust
4.750% due 10/15/2045 ~(i)	1,500	1,133
5.505% due 03/10/2039 ~(i)	315	287
5.656% due 06/10/2046 ~	133	91
6.125% due 07/10/2046 ~(i)	690	724
Countrywide Alternative Loan Trust
1.832% (US0001M + 0.280%) due 02/25/2037 ~	287	263
1.842% (US0001M + 0.290%) due 02/25/2036 ^~	932	780
2.063% (12MTA + 1.000%) due 12/25/2035 ~(i)	1,492	1,396
2.102% (US0001M + 0.550%) due 10/25/2037 ~	5,405	1,866
5.500% due 03/25/2035	610	470
6.000% due 11/25/2035 ^	188	76
6.000% due 04/25/2036 ^(i)	3,627	2,890
Countrywide Home Loan Mortgage Pass-Through Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~	194	172
3.386% due 09/20/2036 ^~	150	131
3.422% (US0001M + 1.870%) due 03/25/2046 ^~(i)	1,098	710
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	14	12
3.477% due 09/25/2047 ^~	610	574
6.000% due 05/25/2037 ^	336	275
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	73	79
Credit Suisse Mortgage Capital Certificates
1.738% (LIBOR01M + 0.500%) due 11/30/2037 ~	2,900	2,550
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036	280	210
6.000% due 07/25/2036 (i)	1,489	1,265
6.500% due 05/25/2036 ^	177	111
First Horizon Alternative Mortgage Securities Trust
3.222% due 08/25/2035 ^~	47	9
First Horizon Mortgage Pass-Through Trust
3.159% due 04/25/2035 ~	72	74
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~(i)	1,700	1,721
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~	1,000	918
GS Mortgage Securities Trust
1.379% due 08/10/2043 ~(a)	13,776	392
2.228% due 05/10/2045 ~(a)	4,411	272
5.622% due 11/10/2039 (i)	751	708
6.051% due 08/10/2043 ~(i)	1,670	1,708
GSR Mortgage Loan Trust
3.537% due 03/25/2047 ~(i)	1,581	1,468
HarborView Mortgage Loan Trust
1.745% (US0001M + 0.250%) due 01/19/2036 ~	840	664
IndyMac Mortgage Loan Trust
2.352% (US0001M + 0.800%) due 11/25/2034 ~	128	116
3.305% due 05/25/2036 ~	195	152
3.838% due 06/25/2037 ~(i)	346	322
JPMorgan Alternative Loan Trust
6.500% due 03/25/2036 (i)	1,297	1,164
JPMorgan Chase Commercial Mortgage Securities Corp.
1.437% due 03/12/2039 ~(a)	399	2
JPMorgan Chase Commercial Mortgage Securities Trust
0.498% due 02/15/2046 ~(a)	59,516	953
2.972% due 05/15/2045 ~(i)	2,200	1,127
4.000% due 08/15/2046 ~(i)	1,000	556
5.580% due 01/12/2043 ~	134	135
6.450% due 05/12/2034 ~	291	292
JPMorgan Mortgage Trust
3.728% due 07/25/2035 ~	90	92

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~(i)	$1,200	$1,228
5.407% due 11/15/2038 (i)	379	292
5.562% due 02/15/2040 ~(i)	502	350
5.761% due 02/15/2040 ~	200	202
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	234	230
5.790% due 04/25/2036 ~	193	178
6.000% due 05/25/2037 ^	409	401
MASTR Adjustable Rate Mortgages Trust
3.421% due 11/25/2035 ^~	521	440
MASTR Asset Securitization Trust
6.000% (US0001M + 6.000%) due 06/25/2036 ^~	472	462
Merrill Lynch Mortgage Investors Trust
1.972% (US0001M + 0.420%) due 07/25/2030 ~	192	182
1.988% (US0001M + 0.660%) due 11/25/2029 ~	131	129
3.654% due 11/25/2035 ~	193	195
Merrill Lynch Mortgage Trust
5.813% due 06/12/2050 ~(i)	1,800	1,811
Morgan Stanley Capital Trust
0.304% due 11/12/2049 ~(a)	6,579	32
5.399% due 12/15/2043 (i)	788	622
5.995% due 06/11/2049 ~	219	219
Morgan Stanley Mortgage Loan Trust
3.688% due 01/25/2035 ^~	273	112
6.000% due 08/25/2037 ^	264	224
Morgan Stanley Resecuritization Trust
3.399% due 03/26/2037 ~	5,469	5,123
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «	231	201
Motel 6 Trust
8.404% (LIBOR01M + 6.927%) due 08/15/2019 ~	1,588	1,625
Regal Trust
2.237% (COF 11 + 1.500%) due 09/29/2031 ~	64	61
Residential Accredit Loans, Inc. Trust
4.391% due 01/25/2036 ^~(i)	429	373
6.000% due 08/25/2035 ^	294	275
6.500% due 09/25/2037 ^	285	253
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	246	176
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	283	283
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051 ~	2,059	2,054
Structured Adjustable Rate Mortgage Loan Trust
3.456% due 04/25/2036 ^~	414	360
3.503% due 01/25/2036 ^~	351	281
3.632% due 09/25/2036 ^~	202	186
Structured Asset Mortgage Investments Trust
1.762% (US0001M + 0.210%) due 08/25/2036 ^~	959	869
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	161	129
Wachovia Bank Commercial Mortgage Trust
0.852% due 10/15/2041 ~(a)	1,158	0
5.691% due 10/15/2048 ~	200	200
5.720% due 10/15/2048 ~(i)	2,400	2,343
WaMu Mortgage Pass-Through Certificates Trust
2.042% (US0001M + 0.490%) due 06/25/2044 ~	566	529
2.237% (COF 11 + 1.500%) due 11/25/2046 ~	482	458
3.163% due 12/25/2036 ^~(i)	421	406
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^(i)	1,560	1,197
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	28	28

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo-RBS Commercial Mortgage Trust
0.815% due 02/15/2044 ~(a)(i)	$14,569	$317

Total Non-Agency Mortgage-Backed Securities (Cost $63,283)		69,769

ASSET-BACKED SECURITIES 66.5%
Airspeed Ltd.
1.747% (LIBOR01M + 0.270%) due 06/15/2032 ~	570	492
Asset-Backed Securities Corp. Home Equity Loan Trust
2.647% (US0001M + 1.095%) due 02/25/2035 ~(i)	3,374	3,430
3.277% (US0001M + 1.725%) due 12/25/2034 ~(i)	1,805	1,800
4.761% (US0001M + 3.250%) due 06/21/2029 ~	148	145
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 ~	390	430
Bayview Financial Acquisition Trust
1.844% (US0001M + 0.280%) due 12/28/2036 ~	117	117
Bear Stearns Asset-Backed Securities Trust
1.932% (US0001M + 0.380%) due 04/25/2036 ~(i)	2,645	2,761
1.932% (US0001M + 0.380%) due 06/25/2036 ~	14	14
3.401% due 07/25/2036 ~	296	298
5.500% due 12/25/2035	55	48
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~	1,185	513
Centex Home Equity Loan Trust
2.302% (US0001M + 0.750%) due 01/25/2035 ~(i)	1,643	1,571
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~(i)	1,730	1,150
1.772% (US0001M + 0.220%) due 12/25/2036 ~	916	504
2.002% (US0001M + 0.450%) due 11/25/2045 ~(i)	4,931	4,875
2.252% (US0001M + 0.700%) due 11/25/2046 ~	1,900	1,119
Citigroup Mortgage Loan Trust, Inc.
1.812% (US0001M + 0.260%) due 03/25/2037 ~(i)	4,156	3,775
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	369	247
9.163% due 03/01/2033 ~	896	853
Countrywide Asset-Backed Certificates
1.682% (US0001M + 0.130%) due 12/25/2036 ^~	1,276	1,172
1.692% (US0001M + 0.140%) due 06/25/2035 ~(i)	2,709	2,430
1.692% (US0001M + 0.140%) due 06/25/2047 ^~(i)	3,063	2,452
1.702% (US0001M + 0.150%) due 04/25/2047 ~(i)	1,176	1,147
1.752% (US0001M + 0.200%) due 06/25/2037 ^~(i)	863	724
1.792% (US0001M + 0.240%) due 05/25/2036 ~(i)	8,555	4,836
3.202% (US0001M + 1.650%) due 06/25/2035 ~(i)	4,000	3,522
Countrywide Asset-Backed Certificates Trust
1.598% (US0001M + 0.270%) due 09/25/2046 ~	5,000	3,225
Crecera Americas LLC
4.567% (US0003M + 3.250%) due 08/31/2020 ~	1,900	1,902

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EMC Mortgage Loan Trust
2.602% (US0001M + 1.050%) due 05/25/2040 ~	$632	$566
2.852% (LIBOR01M + 1.300%) due 02/25/2041 ~	339	334
Fremont Home Loan Trust
1.732% (US0001M + 0.180%) due 04/25/2036 ~	1,123	992
GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029 ~	105	89
GSAMP Trust
3.302% (US0001M + 1.750%) due 12/25/2034 ~	2,074	1,250
3.352% (US0001M + 1.800%) due 06/25/2035 ~	2,200	2,178
Home Equity Mortgage Loan Asset-Backed Trust
1.792% (US0001M + 0.240%) due 04/25/2037 ~(i)	5,097	3,595
HSI Asset Securitization Corp. Trust
1.662% (US0001M + 0.110%) due 04/25/2037 ~(i)	4,033	2,407
Lehman XS Trust
5.420% due 11/25/2035 ^	140	141
MASTR Asset-Backed Securities Trust
1.662% (US0001M + 0.110%) due 08/25/2036 ~(i)	3,430	1,899
Morgan Stanley ABS Capital, Inc. Trust
2.332% (US0001M + 0.780%) due 12/25/2034 ~	175	163
Morgan Stanley Home Equity Loan Trust
2.617% (US0001M + 1.065%) due 05/25/2035 ~	1,978	1,273
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~	3,500	1,725
People’s Financial Realty Mortgage Securities Trust
1.682% (US0001M + 0.130%) due 09/25/2036 ~	1,554	503
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^(i)	4,110	2,357
Residential Asset Securities Corp. Trust
2.242% (US0001M + 0.690%) due 08/25/2035 ~(i)	4,350	3,801
Securitized Asset-Backed Receivables LLC Trust
2.002% (US0001M + 0.450%) due 10/25/2035 ~(i)	5,500	5,313
2.197% (LIBOR01M + 0.645%) due 01/25/2035 ~	1,248	1,131
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(e)	10	241
0.000% due 01/25/2039 «(e)	1,000	612
0.000% due 05/25/2040 «(e)	1,000	530
0.000% due 09/25/2040 «(e)	339	195
Southern Pacific Secured Asset Corp.
1.892% (US0001M + 0.340%) due 07/25/2029 ~	16	16
Structured Asset Investment Loan Trust
3.277% (US0001M + 1.725%) due 10/25/2034 ~	1,986	1,920
6.052% (US0001M + 4.500%) due 10/25/2033 ~	68	64
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	408	403
UPS Capital Business Credit
7.000% (US0001M + 5.750%) due 04/15/2026 «~	1,856	39

Total Asset-Backed Securities (Cost $73,567)		79,289

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 2.9%

CONSUMER DISCRETIONARY 0.8%
Caesars Entertainment Corp. (d)	71,398	$903

ENERGY 0.3%
Forbes Energy Services Ltd. (d)(g)	35,625	353
Warren Resources, Inc. «	7,681	10

		363

FINANCIALS 1.8%
VICI Properties, Inc. (d)(g)	104,988	2,152

Total Common Stocks (Cost $5,122)		3,418

WARRANTS 0.0%

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	118,000	40

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	4,605	1

Total Warrants (Cost $12)		41

PREFERRED SECURITIES 1.6%

INDUSTRIALS 1.6%
Sequa Corp.
9.000% «	2,185	1,966

Total Preferred Securities (Cost $2,185)		1,966

SHORT-TERM INSTRUMENTS 6.6%

REPURCHASE AGREEMENTS (h) 1.7%
		2,027

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 3.6%
Federal Home Loan Bank
1.095% due 01/09/2018 (e)(f)	$500	500
1.260% due 02/07/2018 (f)	1,400	1,398
1.270% due 01/17/2018 (e)(f)	1,100	1,100
1.280% due 02/05/2018 (f)	1,300	1,298

		4,296

U.S. TREASURY BILLS 1.3%
1.078% due 01/04/2018 (e)(f)(l)	1,495	1,495

Total Short-Term Instruments (Cost $7,818)		7,818

Total Investments in Securities (Cost $176,931)		186,736

Total Investments 156.7% (Cost $176,931)		$186,736

Financial Derivative Instruments (j)(k) (1.0)% (Cost or Premiums, net $(324))		(1,244)

Other Assets and Liabilities, net (55.7)%		(66,288)

Net Assets 100.0%		$119,204

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	33

Schedule of Investments PCM Fund, Inc. (Cont.)

«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Caesars Entertainment Corp. 5.000% due 10/01/2024	06/21/2017 - 07/13/2017	$51	$53	0.04%
Forbes Energy Services Ltd.	07/29/2014	1,769	353	0.30
VICI Properties, Inc.	04/30/2014 - 11/06/2017	1,538	2,152	1.81

		$ 3,358	$2,558	2.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$527	U.S. Treasury Notes 2.750% due 02/15/2024	$(538)	$527	$527
SAL	1.830	12/29/2017	01/02/2018	1,500	U.S. Treasury Notes 2.000% due 04/30/2024	(1,537)	1,500	1,500

Total Repurchase Agreements						$(2,075)	$2,027	$2,027

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	2.586%	10/03/2017	01/03/2018	$ (225)	$(226)
	2.721	10/26/2017	01/26/2018	(547)	(550)
	2.812	11/27/2017	02/27/2018	(798)	(800)
	2.836	10/03/2017	01/03/2018	(4,370)	(4,401)
BPS	2.800	10/10/2017	01/10/2018	(1,894)	(1,906)
DEU	2.380	11/24/2017	02/23/2018	(1,169)	(1,172)
	2.380	11/30/2017	03/02/2018	(457)	(458)
GSC	2.695	12/18/2017	01/17/2018	(763)	(764)
JPS	2.443	12/05/2017	06/05/2018	(4,662)	(4,671)
RBC	2.750	08/02/2017	02/02/2018	(3,342)	(3,381)
	2.750	08/07/2017	02/07/2018	(1,517)	(1,534)
	2.750	09/11/2017	03/12/2018	(3,437)	(3,467)
	2.750	09/13/2017	03/12/2018	(3,157)	(3,184)
	2.780	09/20/2017	03/20/2018	(1,163)	(1,172)
	2.940	11/27/2017	05/29/2018	(279)	(280)
RDR	1.850	11/27/2017	02/27/2018	(728)	(729)
RTA	2.553	07/25/2017	01/16/2018	(2,429)	(2,457)
	2.616	10/06/2017	04/06/2018	(3,465)	(3,487)
	2.698	11/08/2017	05/08/2018	(2,865)	(2,877)
	2.704	09/13/2017	03/12/2018	(1,592)	(1,605)
	2.813	02/03/2017	01/31/2018	(1,715)	(1,760)
	2.879	05/08/2017	05/07/2018	(3,436)	(3,502)
	2.888	05/11/2017	05/07/2018	(4,415)	(4,499)
	2.889	04/13/2017	04/05/2018	(3,009)	(3,073)
	2.918	03/14/2017	03/08/2018	(2,261)	(2,315)
	2.945	11/27/2017	05/29/2018	(218)	(219)
SAL	2.236	10/05/2017	01/05/2018	(1,361)	(1,368)
SOG	1.930	10/24/2017	01/24/2018	(1,203)	(1,207)
	1.930	12/27/2017	01/24/2018	(338)	(338)

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
	2.100%	11/30/2017	03/02/2018	$(1,865)	$(1,869)
	2.220	12/14/2017	03/14/2018	(492)	(493)
	2.955	07/10/2017	01/10/2018	(1,011)	(1,018)
	2.969	11/15/2017	05/15/2018	(459)	(459)
UBS	2.210	10/23/2017	01/23/2018	(1,275)	(1,281)
	2.741	11/03/2017	02/05/2018	(1,813)	(1,821)
	2.753	11/09/2017	02/09/2018	(3,028)	(3,040)
	2.804	11/27/2017	02/27/2018	(1,741)	(1,746)

Total Reverse Repurchase Agreements					$(69,129)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$0	$(5,977)	$0	$(5,977)	$10,085	$4,108
BPS	0	(1,906)	0	(1,906)	2,761	855
DEU	0	(1,630)	0	(1,630)	1,907	277
FICC	527	0	0	527	(538)	(11)
GSC	0	(764)	0	(764)	1,004	240
JPS	0	(4,671)	0	(4,671)	4,875	204
RBC	0	(13,018)	0	(13,018)	17,367	4,349
RDR	0	(729)	0	(729)	758	29
RTA	0	(25,794)	0	(25,794)	35,976	10,182
SAL	1,500	(1,368)	0	132	171	303
SOG	0	(5,384)	0	(5,384)	5,945	561
UBS	0	(7,888)	0	(7,888)	10,824	2,936

Total Borrowings and Other Financing Transactions	$2,027	$(69,129)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(2,826)	$(4,721)	$0	$(7,547)
U.S. Government Agencies	0	(550)	(800)	0	(1,350)
Non-Agency Mortgage-Backed Securities	0	(2,613)	(15,110)	(5,456)	(23,179)
Asset-Backed Securities	0	(9,528)	(9,915)	(17,610)	(37,053)

Total Borrowings	$0	$(15,517)	$(30,546)	$(23,066)	$(69,129)

Payable for reverse repurchase agreements					$(69,129)

(i)	Securities with an aggregate market value of $93,211 have been pledged as collateral under the terms of the above master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(70,859) at a weighted average interest rate of 2.636%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	35

Schedule of Investments PCM Fund, Inc. (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	16.733%	$590	$(33)	$(91)	$(124)	$0	$(3)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.919	300	9	14	23	0	0

						$(24)	$(77)	$(101)	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	Semi-Annual	12/21/2021	$1,500	$22	$(63)	$(41)	$1	$0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	60,000	1,131	(2,951)	(1,820)	62	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	(244)	(167)	5	0
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2038	20,200	465	(181)	284	0	(47)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	01/05/2048	1,500	(52)	(7)	(59)	0	(6)

						$1,643	$(3,446)	$(1,803)	$68	$(53)

Total Swap Agreements						$1,619	$(3,523)	$(1,904)	$68	$(56)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$68	$68	$0	$0		$(56)	$(56)

Cash of $1,235 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$ 300	$(16)	$(28)	$0	$(44)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	600	(69)	(22)	0	(91)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	300	(37)	4	0	(33)
FBF	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(16)	1	0	(15)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	5,758	(1,146)	802	0	(344)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	1,413	(274)	32	0	(242)

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
	CMBX.NA.A.6 Index	2.000%	Monthly	05/11/2063	$ 500	$(25)	$3	$0	$(22)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	300	(41)	(30)	0	(71)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	700	(39)	(63)	0	(102)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(5)	(7)	0	(12)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	700	(87)	10	0	(77)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	1,200	(126)	6	0	(120)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	300	(13)	(22)	0	(35)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(12)	(3)	0	(15)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	300	(37)	4	0	(33)

						$(1,943)	$687	$0	$(1,256)

Total Swap Agreements						$(1,943)	$687	$0	$(1,256)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
DUB	$0	$0	$0	$0	$0	$0	$(168)	$(168)	$(168)	$0	$(168)
FBF	0	0	0	0	0	0	(15)	(15)	(15)	0	(15)
GST	0	0	0	0	0	0	(870)	(870)	(870)	1,210	340
MYC	0	0	0	0	0	0	(203)	(203)	(203)	285	82

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(1,256)	$(1,256)

(l)	Securities with an aggregate market value of $1,495 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$68	$68

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$3	$0	$0	$53	$56

Over the counter
Swap Agreements	$0	$1,256	$0	$0	$0	$1,256

	$0	$1,259	$0	$0	$53	$1,312

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	37

Schedule of Investments PCM Fund, Inc. (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$19	$0	$0	$2,825	$2,844

Over the counter
Swap Agreements	$0	$174	$0	$0	$0	$174

	$0	$193	$0	$0	$2,825	$3,018

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(106)	$0	$0	$(3,354)	$(3,460)

Over the counter
Swap Agreements	$0	$458	$0	$0	$0	$458

	$0	$352	$0	$0	$(3,354)	$(3,002)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,441	$685	$4,126
Corporate Bonds & Notes
Banking & Finance	0	5,423	787	6,210
Industrials	0	6,133	0	6,133
Utilities	0	413	0	413
Municipal Bonds & Notes
Arkansas	0	362	0	362
West Virginia	0	800	0	800
U.S. Government Agencies	0	5,989	402	6,391
Non-Agency Mortgage-Backed Securities	0	69,062	707	69,769
Asset-Backed Securities	0	77,672	1,617	79,289
Common Stocks
Consumer Discretionary	903	0	0	903
Energy	353	0	10	363
Financials	2,152	0	0	2,152
Warrants
Industrials	0	0	40	40
Utilities	1	0	0	1
Preferred Securities
Industrials	0	0	1,966	1,966

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Short-Term Instruments
Repurchase Agreements	$0	$2,027	$0	$2,027
Short-Term Notes	0	4,296	0	4,296
U.S. Treasury Bills	0	1,495	0	1,495

Total Investments	$3,409	$177,113	$6,214	$186,736

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$68	$0	$68

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(56)	0	(56)
Over the counter	0	(1,256)	0	(1,256)

	$0	$(1,312)	$0	$(1,312)

Total Financial Derivative Instruments	$0	$(1,244)	$0	$(1,244)

Totals	$3,409	$175,869	$6,214	$185,492

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$438	$14	$0	$6	$0	$4	$223	$0	$685	$4
Corporate Bonds & Notes
Banking & Finance	780	0	0	2	0	5	0	0	787	5
Industrials	1,292	0	(1,313)	0	13	8	0	0	0	0
U.S. Government Agencies	0	404	0	0	0	(2)	0	0	402	(2)
Non-Agency Mortgage-Backed Securities	767	0	(47)	2	5	(20)	0	0	707	(19)
Asset-Backed Securities	3,133	192	0	49	0	(31)	0	(1,726)	1,617	(116)

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017(1)
Common Stocks
Energy	$10	$0	$0	$0	$0	$0	$0	$0	$10	$0
Warrants
Industrials	56	0	0	0	0	(16)	0	0	40	(15)
Preferred Securities
Industrials	2,131	0	0	0	0	(165)	0	0	1,966	(165)

Totals	$8,607	$610	$(1,360)	$59	$18	$(217)	$223	$(1,726)	$6,214	$(308)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$462	Other Valuation Techniques(2)	—	—
	223	Third Party Vendor	Broker Quote	101.500
Corporate Bonds & Notes Banking & Finance	787	Reference Instrument	Spread movement	346.000 bps
U.S. Government Agencies	402	Proxy Pricing	Base Price	36.701
Non-Agency Mortgage-Backed Securities	506	Proxy Pricing	Base Price	5.260-100.710
	201	Third Party Vendor	Broker Quote	87.250
Asset-Backed Securities	1,578	Proxy Pricing	Base Price	53.000-2,413.040
	39	Third Party Vendor	Broker Quote	2.125
Common Stocks Energy	10	Other Valuation Techniques(2)	—	—
Warrants Industrials	40	Other Valuation Techniques(2)	—	—
Preferred Securities Industrials	1,966	Indicative Market Quotation	Broker Quote	$ 900.000

Total	$6,214

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	39

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024		$10	$10
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~		100	101
Centene Corp.
TBD% due 09/13/2018		300	300
Forbes Energy Services LLC
5.000% - 7.000% due 04/13/2021 «		69	71
Frontier Communications Corp.
5.320% (LIBOR03M + 3.750%) due 06/15/2024 ~		100	97
iHeartCommunications, Inc.
TBD% (LIBOR03M + 6.750%) due 01/30/2019 ~		1,400	1,056
MH Sub LLC
TBD% (LIBOR03M + 3.750%) due 09/13/2024 ~		20	20
Multi Color Corp.
3.819% (LIBOR03M + 2.250%) due 10/31/2024 ~		3	3
Sequa Mezzanine Holdings LLC
TBD% (LIBOR03M + 5.000%) due 11/28/2021 ~		40	40
TBD% (LIBOR03M + 9.000%) due 04/28/2022 «~		120	122
Sinclair Television Group, Inc.
TBD% due 05/10/2024		100	100
West Corp.
TBD% (LIBOR03M + 4.000%) due 10/10/2024 ~		22	22

Total Loan Participations and Assignments (Cost $2,105)			1,942

CORPORATE BONDS & NOTES 39.7%

BANKING & FINANCE 19.7%
AGFC Capital Trust
3.109% (US0003M + 1.750%) due 01/15/2067 ~(k)		1,000	555
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	200	275
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)(h)	EUR	400	520
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)		700	256
4.750% due 01/15/2018 ^(d)		100	36
Barclays Bank PLC
14.000% due 06/15/2019 •(g)	GBP	100	159
Barclays PLC
6.500% due 09/15/2019 •(g)(h)	EUR	600	771
7.875% due 09/15/2022 •(g)(h)(k)	GBP	1,250	1,880
BNP Paribas S.A.
7.375% due 08/19/2025 •(g)(h)(k)		$700	809
Credit Agricole S.A.
7.500% due 06/23/2026 •(g)(h)(k)	GBP	400	647
7.875% due 01/23/2024 •(g)(h)		$200	227
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	6	7
Exeter Finance Corp.
9.750% due 05/20/2019 «		$900	885
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		12	13
Freedom Mortgage Corp.
8.125% due 11/15/2024		11	11
HSBC Holdings PLC
6.000% due 09/29/2023 •(g)(h)	EUR	200	281
Iron Mountain, Inc.
5.250% due 03/15/2028		$10	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
iStar, Inc.
4.625% due 09/15/2020		$3	$3
5.250% due 09/15/2022		10	10
Jefferies Finance LLC
7.500% due 04/15/2021		967	1,006
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,400	1,443
Life Storage LP
3.875% due 12/15/2027		6	6
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(g)(h)(k)	GBP	1,600	2,492
Nationwide Building Society
10.250% ~(g)		4	924
Navient Corp.
5.875% due 03/25/2021		$531	550
6.500% due 06/15/2022		16	17
OneMain Financial Holdings LLC
6.750% due 12/15/2019		8	8
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		10	10
Oxford Finance LLC
6.375% due 12/15/2022		8	8
Physicians Realty LP
3.950% due 01/15/2028		12	12
Pinnacol Assurance
8.625% due 06/25/2034 «(i)		1,100	1,254
Provident Funding Associates LP
6.375% due 06/15/2025		6	6
Rio Oil Finance Trust
9.250% due 07/06/2024		1,629	1,768
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(g)(h)(k)		1,730	1,834
8.000% due 08/10/2025 •(g)(h)		300	344
8.625% due 08/15/2021 •(g)(h)		200	226
Santander Holdings USA, Inc.
3.400% due 01/18/2023		12	12
4.400% due 07/13/2027		4	4
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(g)(h)	GBP	450	666
7.375% due 06/24/2022 •(g)(h)(k)		1,100	1,640
Springleaf Finance Corp.
5.250% due 12/15/2019		$26	27
5.625% due 03/15/2023		200	201
6.125% due 05/15/2022		133	139
8.250% due 12/15/2020 (k)		530	584
Starwood Property Trust, Inc.
4.750% due 03/15/2025		14	14
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	140	208
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (f)		$528	134
Vici Properties LLC
4.847% due 10/15/2022 ~		158	158
8.000% due 10/15/2023		574	644
Washington Prime Group LP
5.950% due 08/15/2024		108	111

			23,805

INDUSTRIALS 15.8%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		4	4
3.550% due 07/15/2031		4	4
3.700% due 07/15/2027		4	4
Altice Financing S.A.
7.500% due 05/15/2026		800	854
Andeavor Logistics LP
3.500% due 12/01/2022		2	2
4.250% due 12/01/2027		4	4
5.200% due 12/01/2047		4	4
Avantor, Inc.
6.000% due 10/01/2024		4	4
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,297	1,312

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)		$737	$739
Central Garden & Pet Co.
5.125% due 02/01/2028		6	6
Charter Communications Operating LLC
4.200% due 03/15/2028		27	27
Cheniere Energy Partners LP
5.250% due 10/01/2025		14	14
Chesapeake Energy Corp.
4.609% (US0003M + 3.250%) due 04/15/2019 ~		10	10
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		6	6
Community Health Systems, Inc.
6.250% due 03/31/2023		32	29
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(d)		470	0
CRC Escrow Issuer LLC
5.250% due 10/15/2025		12	12
CVS Pass-Through Trust
5.880% due 01/10/2028		470	516
DAE Funding LLC
4.000% due 08/01/2020		10	10
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (k)		500	538
Discovery Communications LLC
3.950% due 03/20/2028		9	9
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		1,170	1,176
EI Group PLC
6.875% due 05/09/2025	GBP	10	15
Exela Intermediate LLC
10.000% due 07/15/2023		$23	23
Fresh Market, Inc.
9.750% due 05/01/2023		1,200	750
goeasy Ltd.
7.875% due 11/01/2022		10	11
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		14	15
HCA, Inc.
5.500% due 06/15/2047		16	16
7.500% due 11/15/2095		300	308
iHeartCommunications, Inc.
9.000% due 03/01/2021		690	497
9.000% due 09/15/2022 (k)		1,000	723
IHS Markit Ltd.
4.000% due 03/01/2026		8	8
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,768	1,671
9.750% due 07/15/2025		23	22
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		1,310	699
8.125% due 06/01/2023		54	28
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		2,990	2,983
Kinder Morgan, Inc.
7.750% due 01/15/2032		300	388
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		168	133
5.500% due 04/15/2025		100	82
Mattel, Inc.
6.750% due 12/31/2025		16	16
Netflix, Inc.
4.875% due 04/15/2028		12	12
OGX Austria GmbH
8.375% due 04/01/2022 ^(d)		2,050	0
8.500% due 06/01/2018 ^(d)		1,400	0
OI European Group BV
4.000% due 03/15/2023		7	7
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		16	15
4.500% due 03/15/2023		32	31
5.250% due 08/15/2022		3	3

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 02/15/2024		$8	$8
Petroleos Mexicanos
6.500% due 03/13/2027		50	55
6.750% due 09/21/2047		50	52
PetSmart, Inc.
5.875% due 06/01/2025		22	17
Pitney Bowes, Inc.
4.700% due 04/01/2023		8	7
Post Holdings, Inc.
5.625% due 01/15/2028		4	4
QVC, Inc.
5.950% due 03/15/2043		200	202
Safeway, Inc.
7.250% due 02/01/2031		350	294
Scientific Games International, Inc.
5.000% due 10/15/2025		6	6
Service Corp. International
4.625% due 12/15/2027		6	6
SFR Group S.A.
7.375% due 05/01/2026		1,327	1,372
Simmons Foods, Inc.
5.750% due 11/01/2024		6	6
Standard Industries, Inc.
4.750% due 01/15/2028		14	14
Transocean, Inc.
7.500% due 01/15/2026		8	8
UAL Pass-Through Trust
6.636% due 01/02/2024 (k)		1,280	1,384
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	620	952
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$17	18
7.000% due 03/15/2024		33	35
ViaSat, Inc.
5.625% due 09/15/2025		18	18
Westmoreland Coal Co.
8.750% due 01/01/2022 (k)		1,755	799

			18,997

UTILITIES 4.2%
AT&T, Inc.
2.850% due 02/14/2023		40	40
3.400% due 08/14/2024		80	81
3.900% due 08/14/2027		70	71
4.900% due 08/14/2037		72	73
5.150% due 02/14/2050		110	111
5.300% due 08/14/2058		32	32
Calpine Corp.
5.250% due 06/01/2026		6	6
Genesis Energy LP
6.250% due 05/15/2026		6	6
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^(d)		333	316
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 ^(c)(d)		394	131
Odebrecht Finance Ltd.
0.000% due 02/12/2018 ^(d)(f)(g)		322	6
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^(d)		203	185
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 ^(c)(d)		557	123
Petrobras Global Finance BV
5.299% due 01/27/2025		31	31
5.999% due 01/27/2028		30	30
6.125% due 01/17/2022		78	83
6.750% due 01/27/2041		1,796	1,800
6.850% due 06/05/2115		263	254
6.875% due 01/20/2040		551	559
7.250% due 03/17/2044		49	51
7.375% due 01/17/2027		143	158
Sprint Capital Corp.
6.900% due 05/01/2019		50	52

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Communications, Inc.
7.000% due 08/15/2020 (k)	$750	$797

		4,996

Total Corporate Bonds & Notes (Cost $49,646)		47,798

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%
DISH Network Corp.
3.375% due 08/15/2026	600	654

Total Convertible Bonds & Notes (Cost $600)		654

MUNICIPAL BONDS & NOTES 1.9%

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	40	46
7.750% due 01/01/2042	70	78
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	10	11
7.350% due 07/01/2035	5	6
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	35	35

		176

WEST VIRGINIA 1.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	8,800	491
7.467% due 06/01/2047	1,650	1,609

		2,100

Total Municipal Bonds & Notes (Cost $2,155)		2,276

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
4.498% (- 1.0*LIBOR01M + 6.050%) due 03/25/2037 ~(a)	380	53
4.598% (- 1.0*LIBOR01M + 6.150%) due 11/25/2039 ~(a)	333	53
4.748% (- 1.0*LIBOR01M + 6.300%) due 01/25/2038 ~(a)	521	69
4.828% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	419	64
4.848% (- 1.0*LIBOR01M + 6.400%) due 12/25/2037 ~(a)	565	72
4.858% (- 1.0*LIBOR01M + 6.410%) due 06/25/2037 ~(a)	197	22
4.888% (- 1.0*LIBOR01M + 6.440%) due 04/25/2037 ~(a)	358	56
4.898% (- 1.0*LIBOR01M + 6.450%) due 04/25/2037 ~(a)(k)	1,031	167
5.048% (- 1.0*LIBOR01M + 6.600%) due 11/25/2035 ~(a)	156	19
5.102% (US0001M + 3.550%) due 07/25/2029 ~	170	185
5.248% (- 1.0*LIBOR01M + 6.800%) due 11/25/2036 ~(a)(k)	2,044	381
5.648% (- 1.0*LIBOR01M + 7.200%) due 02/25/2037 ~(a)	329	57
6.402% (US0001M + 4.850%) due 10/25/2029 ~	70	77
7.000% due 12/25/2023	99	107
7.302% (US0001M + 5.750%) due 07/25/2029 ~	220	257
7.500% due 06/01/2032	43	44
7.800% due 06/25/2026 ~	3	3
10.288% due 12/25/2042 ~	72	82
12.027% (- 1.4*LIBOR01M + 14.200%) due 08/25/2022 ~	108	128
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(f)	2,430	1,849
0.000% due 04/25/2046 (b)(f)(k)	1,033	861

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.100% due 02/25/2046 - 08/25/2046 (a)	$26,577	$74
0.200% due 04/25/2045 (a)	1,129	2
0.684% due 10/25/2020 ~(a)	10,140	160
4.963% (- 1.0*LIBOR01M + 6.440%) due 03/15/2037 ~(a)	716	113
5.093% (- 1.0*LIBOR01M + 6.570%) due 09/15/2036 ~(a)	428	67
5.103% (- 1.0*LIBOR01M + 6.580%) due 09/15/2036 ~(a)(k)	960	149
6.702% (US0001M + 5.150%) due 10/25/2029 ~	500	558
7.000% due 08/15/2023	5	5

Total U.S. Government Agencies (Cost $5,675)		5,734

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Notes
1.500% due 08/31/2018 (m)(o)	1,000	999

Total U.S. Treasury Obligations (Cost $996)		999

NON-AGENCY MORTGAGE-BACKED SECURITIES 40.4%
Banc of America Alternative Loan Trust
13.525% (- 2.2*US0001M + 16.940%) due 09/25/2035 ^~(k)	1,499	1,776
Banc of America Funding Trust
3.218% due 12/20/2034 ~	363	300
3.638% due 03/20/2036 ~	488	472
5.846% due 01/25/2037 ^~	224	207
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.765% due 03/11/2041 ~	1,660	1,694
Banc of America Mortgage Trust
6.000% due 07/25/2046 ^	2	2
Bear Stearns Adjustable Rate Mortgage Trust
3.703% due 07/25/2036 ^~	343	332
Bear Stearns ALT-A Trust
3.207% due 04/25/2035 ~	233	217
3.482% due 11/25/2035 ^~	159	140
3.548% due 09/25/2035 ~	160	143
Bear Stearns Commercial Mortgage Securities Trust
5.720% due 04/12/2038 ~	40	32
6.066% due 02/11/2041 ~	798	797
Bear Stearns Structured Products, Inc. Trust
3.202% due 12/26/2046 «~	377	333
4.009% due 01/26/2036 ~	858	760
BRAD Resecuritization Trust
2.183% due 03/12/2021 «	1,768	93
6.550% due 03/12/2021 «	330	331
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	460	388
Chevy Chase Funding LLC Mortgage- Backed Certificates
1.852% (US0001M + 0.300%) due 08/25/2035 ~	123	122
2.232% (US0001M + 0.680%) due 10/25/2034 ~	9	9
Citigroup Commercial Mortgage Trust
5.724% due 12/10/2049 ~	965	745
Citigroup Mortgage Loan Trust
3.613% due 03/25/2037 ^~(k)	421	355
3.788% due 11/25/2035 ~	1,785	1,226
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~	195	121
5.688% due 10/15/2048	1,660	749
Commercial Mortgage Loan Trust
6.077% due 12/10/2049 ~	591	363
Commercial Mortgage Trust
0.130% due 10/10/2046 ~(a)	77,000	602
5.505% due 03/10/2039 ~	315	286
5.656% due 06/10/2046 ~	210	143
6.125% due 07/10/2046 ~	760	798
Countrywide Alternative Loan Trust
1.792% (US0001M + 0.240%) due 12/25/2046 ^~	153	81

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	41

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.882% (US0001M + 0.330%) due 10/25/2035 ~(k)	$868	$739
1.902% (US0001M + 0.350%) due 05/25/2036 ^~	1,817	953
3.376% due 10/25/2035 ^~	174	152
3.600% due 02/25/2037 ^~	225	219
5.500% due 08/25/2034 (k)	451	451
5.500% due 02/25/2036 ^	25	22
5.500% due 03/25/2036 ^	537	404
5.598% (- 1.0*US0001M + 7.150%) due 07/25/2036 ~(a)	1,311	383
6.250% due 09/25/2034	73	74
15.532% (- 2.75*US0001M + 19.800%) due 07/25/2035 ~(k)	980	1,181
Countrywide Home Loan Mortgage Pass-Through Trust
1.792% (US0001M + 0.240%) due 03/25/2036 ~	194	185
2.192% (US0001M + 0.640%) due 03/25/2035 ~(k)	909	897
2.332% (US0001M + 0.780%) due 02/25/2035 ~	120	116
3.098% due 03/25/2037 ^~	394	315
3.178% due 10/20/2035 ^~	142	123
3.367% due 10/20/2035 ~	352	311
3.456% due 08/25/2034 ~	204	195
3.460% due 10/20/2035 ^~	183	170
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	919	243
5.500% due 08/25/2035 ^	31	28
Credit Suisse Commercial Mortgage Trust
5.697% due 02/15/2039 ~	130	130
5.869% due 09/15/2040 ~	515	501
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 11/25/2036	264	246
DBUBS Mortgage Trust
4.652% due 11/10/2046	700	519
First Horizon Alternative Mortgage Securities Trust
3.266% due 11/25/2036 ^~(k)	433	359
First Horizon Mortgage Pass-Through Trust
3.379% due 01/25/2037 ^~(k)	713	655
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~	1,700	1,721
GMAC Mortgage Corp. Loan Trust
4.125% due 06/25/2034 ~	66	65
GS Mortgage Securities Trust
5.622% due 11/10/2039	188	177
6.051% due 08/10/2043 ~(k)	730	747
GSR Mortgage Loan Trust
3.528% due 04/25/2035 ~	331	331
3.737% due 05/25/2035 ~	98	90
5.500% due 06/25/2036 ^	10	18
HarborView Mortgage Loan Trust
2.095% (US0001M + 0.600%) due 04/19/2034 ~	25	24
2.828% due 11/19/2034 ~	138	123
3.665% due 02/25/2036 ^~	41	32
3.692% due 08/19/2036 ^~	20	19
HSI Asset Loan Obligation Trust
3.622% due 01/25/2037 ^~	352	306
IndyMac Mortgage Loan Trust
1.599% (LIBOR01M + 0.270%) due 06/25/2037 ^~	1,362	1,063
2.112% (US0001M + 0.560%) due 03/25/2035 ~	37	36
3.064% due 06/25/2037 ^~(k)	604	526
JPMBB Commercial Mortgage Securities Trust
0.154% due 11/15/2045 ~(a)	76,047	1,239
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047	700	466
JPMorgan Mortgage Trust
3.451% due 04/25/2037 ^~(k)	781	714
5.500% due 01/25/2036 ^	59	54
5.500% due 06/25/2037 ^	36	35
Luminent Mortgage Trust
1.752% (US0001M + 0.200%) due 10/25/2046 ~(k)	665	646

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Adjustable Rate Mortgages Trust
3.421% due 11/25/2035 ^~		$741	$626
3.519% due 10/25/2034 ~		211	199
Merrill Lynch Alternative Note Asset Trust
1.622% (US0001M + 0.070%) due 01/25/2037 ~		876	453
Merrill Lynch Mortgage Trust
5.813% due 06/12/2050 ~(k)		1,600	1,610
Morgan Stanley Capital Trust
5.995% due 06/11/2049 ~		219	219
Motel 6 Trust
8.404% due 08/15/2019 ~		1,588	1,625
Opteum Mortgage Acceptance Corp. Trust
1.822% (US0001M + 0.270%) due 07/25/2036 ~		288	196
Prime Mortgage Trust
4.998% (- 1.0*US0001M + 6.550%) due 11/25/2036 ~(a)		3,460	281
Provident Funding Mortgage Loan Trust
3.699% due 10/25/2035 ~		85	86
RBSSP Resecuritization Trust
5.000% due 09/26/2036 ~		2,245	1,632
Residential Accredit Loans, Inc. Trust
3.848% due 12/26/2034 ^~		243	202
4.391% due 01/25/2036 ^~		882	768
6.000% due 09/25/2035 (k)		435	315
6.000% due 08/25/2036 ^		299	273
Residential Asset Mortgage Products Trust
7.500% due 12/25/2031		95	94
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051 ~(k)		2,251	2,246
Structured Adjustable Rate Mortgage Loan Trust
2.463% (12MTA + 1.400%) due 05/25/2035 ^~(k)		1,948	1,619
3.398% due 09/25/2036 ^~		364	288
3.456% due 04/25/2036 ^~		414	360
3.503% due 01/25/2036 ^~		390	312
3.712% due 09/25/2035 ~		89	73
Structured Asset Mortgage Investments Trust
1.782% (US0001M + 0.230%) due 02/25/2036 ~		442	403
1.832% (US0001M + 0.280%) due 02/25/2036 ^~		335	319
Suntrust Adjustable Rate Mortgage Loan Trust
3.756% due 01/25/2037 ^~		130	124
Theatre Hospitals PLC
3.379% (BP0003M + 3.000%) due 10/15/2031 ~(k)	GBP	991	1,313
WaMu Mortgage Pass-Through Certificates Trust
1.793% (12MTA + 0.730%) due 01/25/2047 ~		$111	111
3.163% due 12/25/2036 ^~(k)		471	454
3.380% due 07/25/2037 ^~		123	115
Washington Mutual Mortgage Pass-Through Certificates Trust
1.833% (12MTA + 0.770%) due 04/25/2047 ^~		198	5
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 03/25/2037 ^		238	238
Wells Fargo-RBS Commercial Mortgage Trust
0.335% due 12/15/2046 ~(a)		30,000	531

Total Non-Agency Mortgage-Backed Securities (Cost $40,807)			48,710

ASSET-BACKED SECURITIES 12.2%
Adagio CLO DAC
0.000% due 04/30/2031 «~	EUR	250	263
Apidos CLO
0.000% due 07/22/2026 ~		$500	305
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^(k)		635	402
18.393% (- 3.286*US0001M + 23.493%) due 03/25/2036 ^~(k)		1,744	1,719

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Belle Haven ABS CDO Ltd.
1.593% (LIBOR03M + 0.250%) due 07/05/2046 ~		$34,966	$437
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~		1,421	615
Carrington Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 08/25/2036 ~		100	79
Centex Home Equity Loan Trust
2.227% (US0001M + 0.675%) due 06/25/2035 ~		236	236
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~(k)		1,667	1,109
1.712% (US0001M + 0.160%) due 01/25/2037 ~		198	124
5.972% due 01/25/2037 ^(k)		614	433
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		415	277
Countrywide Asset-Backed Certificates
1.682% (US0001M + 0.130%) due 12/25/2036 ^~(k)		1,418	1,303
1.702% (US0001M + 0.150%) due 04/25/2047 ~(k)		1,141	1,114
2.652% (US0001M + 1.100%) due 09/25/2034 ~		92	90
EMC Mortgage Loan Trust
2.492% (LIBOR01M + 0.470%) due 05/25/2039 ~		265	257
Highbridge Loan Management Ltd.
6.841% (US0003M + 5.450%) due 05/05/2027 ~		500	498
Lehman XS Trust
4.898% due 05/25/2037 ^		197	332
5.420% due 11/25/2035 ^		103	103
Morgan Stanley ABS Capital, Inc. Trust
1.612% (US0001M + 0.060%) due 05/25/2037 ~		97	86
Residential Asset Mortgage Products Trust
5.572% due 06/25/2032 ~		66	66
Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~		196	90
South Coast Funding Ltd.
1.607% (LIBOR03M + 0.260%) due 01/06/2041 ~		468	127
1.607% (LIBOR03M + 0.260%) due 01/06/2041 ~(k)		13,183	3,590
Structured Asset Securities Corp. Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 05/25/2036 ~		208	208
1.852% (US0001M + 0.300%) due 06/25/2035 ~		341	321
Symphony CLO Ltd.
5.959% (US0003M + 4.600%) due 07/14/2026 ~		400	400
Washington Mutual Asset-Backed Certificates Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~		110	61

Total Asset-Backed Securities (Cost $14,954)			14,645

SOVEREIGN ISSUES 3.3%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	130	114
7.820% due 12/31/2033		1,201	1,688
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	11,783	631
26.555% (BADLARPP + 3.250%) due 03/01/2020 ~		300	17
28.750% due 06/21/2020 ~		8,026	458
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2	2
Peru Government International Bond
6.350% due 08/12/2028	PEN	600	203

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	33	$39
3.000% due 02/24/2024		33	39
3.000% due 02/24/2025		33	38
3.000% due 02/24/2026		33	38
3.000% due 02/24/2027		33	38
3.000% due 02/24/2028		33	37
3.000% due 02/24/2029		33	37
3.000% due 02/24/2030		33	36
3.000% due 02/24/2031		33	35
3.000% due 02/24/2032		33	35
3.000% due 02/24/2033		33	35
3.000% due 02/24/2034		33	35
3.000% due 02/24/2035		33	35
3.000% due 02/24/2036		33	35
3.000% due 02/24/2037		33	34
3.000% due 02/24/2038		33	34
3.000% due 02/24/2039		33	34
3.000% due 02/24/2040		33	34
3.000% due 02/24/2041		33	35
3.000% due 02/24/2042		33	34
4.750% due 04/17/2019		100	125
Venezuela Government International Bond
6.000% due 12/09/2020 ^		$50	11
9.250% due 09/15/2027		62	14

Total Sovereign Issues (Cost $3,434)			3,980

		SHARES
COMMON STOCKS 3.9%

CONSUMER DISCRETIONARY 0.8%
Caesars Entertainment Corp. (e)		76,053	962

	SHARES	MARKET VALUE (000S)
ENERGY 0.5%
Dommo Energia S.A. «(e)(i)	3,005,978	$100
Dommo Energia S.A. SP - ADR «	54,706	0
Forbes Energy Services Ltd. (e)(i)	5,475	54
Ocean Rig UDW, Inc. (e)	18,303	491

		645

FINANCIALS 2.6%
TIG FinCo PLC «(i)	431,831	583
VICI Properties, Inc. (e)(i)	121,529	2,491

		3,074

INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(i)	100,456	29

UTILITIES 0.0%
Eneva S.A. (e)(i)	2,076	9

Total Common Stocks (Cost $4,006)		4,719

WARRANTS 0.0%

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	121,000	42

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	2,316	0

Total Warrants (Cost $6)		42

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 1.7%

INDUSTRIALS 1.7%
Sequa Corp.
9.000% «		2,235	$2,011

Total Preferred Securities (Cost $2,235)			2,011

SHORT-TERM INSTRUMENTS 12.6%

REPURCHASE AGREEMENTS (j) 12.2%
			14,738

		PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.1%
25.601% due 09/14/2018 (f)	ARS	1,600	73

U.S. TREASURY BILLS 0.3%
1.078% due 01/04/2018 (f)(o)		$376	376

Total Short-Term Instruments (Cost $15,193)			15,187

Total Investments in Securities (Cost $141,812)			148,697

Total Investments 123.4% (Cost $141,812)			$148,697

Financial Derivative Instruments (l)(n) 2.1% (Cost or Premiums, net $18,424)			2,543

Other Assets and Liabilities, net (25.5)%			(30,746)

Net Assets 100.0%			$120,494

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$78	$100	0.08%
Eneva S.A.	12/21/2017	9	9	0.01
Forbes Energy Services Ltd.	03/11/2014 - 12/03/2014	241	54	0.04
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	1,100	1,254	1.04
Sierra Hamilton Holder LLC	07/31/2017	25	29	0.02
TIG FinCo PLC	04/02/2015 - 07/20/2017	578	583	0.48
VICI Properties, Inc.	03/03/2014 - 11/20/2017	1,780	2,491	2.08

		$3,811	$4,520	3.75%

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	43

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$938	U.S. Treasury Notes 2.750% due 02/15/2024	$(957)	$938	$938
SAL	1.830	12/29/2017	01/02/2018	13,800	U.S. Treasury Notes 2.000% due 04/30/2024	(14,105)	13,800	13,803

Total Repurchase Agreements						$(15,062)	$14,738	$14,741

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	2.350%	11/16/2017	02/16/2018	$ (515)	$(517)
	2.715	10/24/2017	01/25/2018	(1,360)	(1,367)
	2.721	10/26/2017	01/26/2018	(541)	(544)
	2.836	10/03/2017	01/03/2018	(813)	(819)
BPS	0.800	12/15/2017	01/24/2018	GBP (384)	(518)
	0.950	10/24/2017	01/24/2018	(957)	(1,294)
	2.180	11/30/2017	03/02/2018	$ (580)	(581)
	2.850	12/18/2017	03/19/2018	(721)	(722)
DBL	3.210	12/12/2017	01/12/2018	(2,531)	(2,536)
DEU	2.380	11/24/2017	02/23/2018	(1,256)	(1,259)
MSB	3.062	11/27/2017	11/27/2018	(2,376)	(2,383)
RTA	2.704	09/13/2017	03/12/2018	(1,415)	(1,427)
	2.813	02/03/2017	01/31/2018	(1,768)	(1,814)
	2.833	06/30/2017	06/28/2018	(1,276)	(1,295)
	2.874	05/05/2017	04/26/2018	(887)	(904)
	2.901	03/10/2017	03/08/2018	(1,283)	(1,314)
SAL	2.369	11/16/2017	02/16/2018	(592)	(594)
SOG	2.220	12/14/2017	03/14/2018	(492)	(493)
UBS	0.750	10/13/2017	01/15/2018	GBP (2,502)	(3,384)
	1.416	10/27/2017	04/27/2018	(754)	(1,021)
	1.970	10/25/2017	01/25/2018	$ (1,453)	(1,458)
	2.050	11/28/2017	02/28/2018	(1,481)	(1,484)
	2.090	12/05/2017	03/05/2018	(1,099)	(1,101)
	2.090	12/11/2017	01/05/2018	(705)	(706)
	2.090	01/05/2018	01/09/2018	(302)	(302)
	2.786	10/05/2017	01/05/2018	(3,170)	(3,192)
	2.836	10/05/2017	01/05/2018	(508)	(511)

Total Reverse Repurchase Agreements					$(33,540)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$0	$(3,247)	$0	$(3,247)	$4,289	$1,042
BPS	0	(3,115)	0	(3,115)	3,500	385
DBL	0	(2,536)	0	(2,536)	3,590	1,054
DEU	0	(1,259)	0	(1,259)	1,384	125
FICC	938	0	0	938	(957)	(19)
MSB	0	(2,383)	0	(2,383)	3,044	661
RTA	0	(6,754)	0	(6,754)	8,636	1,882
SAL	13,803	(594)	0	13,209	(13,358)	(149)
SOG	0	(493)	0	(493)	538	45
UBS	0	(13,159)	0	(13,159)	15,952	2,793

Total Borrowings and Other Financing Transactions	$14,741	$(33,540)	$0

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(7,361)	$(5,156)	$0	$(12,517)
U.S. Government Agencies	0	(544)	(279)	0	(823)
Non-Agency Mortgage-Backed Securities	0	(4,516)	(4,425)	(4,699)	(13,640)
Asset-Backed Securities	0	(3,909)	(1,445)	(904)	(6,258)

Total Borrowings	$0	$(16,330)	$(11,305)	$(5,603)	$(33,238)

Payable for reverse repurchase agreements(4)					$(33,238)

(k)	Securities with an aggregate market value of $41,757 have been pledged as collateral under the terms of the above master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(43,900) at a weighted average interest rate of 2.261%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(4)	Unsettled reverse repurchase agreements liability of $(302) is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME S&P 500	$2,525.000	01/19/2018	85	$21	$128	$68

Total Purchased Options					$128	$68

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME S&P 500 March Futures	$2,660.000	01/19/2018	85	$21	$(506)	$(659)

Total Written Options					$(506)	$(659)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index March Futures	03/2018	30	$4,014	$38	$0	$(14)
S&P 500 Index March Futures	03/2018	84	56,196	446	0	(204)

Total Futures Contracts				$484	$0	$(218)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	16.733%	$1,910	$(76)	$(327)	$(403)	$0	$(11)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	45

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	12.055%	Maturity	01/04/2021	BRL	3,600	$33	$32	$65	$0	$0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	4,900	369	(126)	243	0	(11)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		1,600	(285)	46	(239)	18	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	06/19/2023		$308,500	13,060	(5,276)	7,784	344	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/18/2024		19,700	1,188	(351)	837	26	0
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		225,100	5,621	(1,204)	4,417	0	(408)
Receive(4)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	2,200	(13)	(6)	(19)	5	0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	4,062	(116)	11	(105)	10	0

							$19,857	$(6,874)	$12,983	$403	$(419)

Total Swap Agreements							$19,781	$(7,201)	$12,580	$403	$(430)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$68	$0	$403	$471	$(659)	$(218)	$(430)	$(1,307)

(m)	Securities with an aggregate market value of $537 and cash of $6,267 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2018	CAD	34		$27	$0	$0
BOA	01/2018	BRL	375		115	2	0
	01/2018	EUR	127		150	0	(2)
	01/2018		$113	BRL	375	0	0
	05/2018		16	ARS	298	0	(1)
BPS	01/2018	EUR	2,889		$3,444	0	(24)
	03/2018		$267	PEN	869	0	0
	05/2018		47	ARS	895	0	(2)
BRC	01/2018		135	GBP	101	1	0
FBF	01/2018	GBP	96		$129	0	(1)
GLM	01/2018	BRL	375		113	0	0
	01/2018	EUR	1,052		1,246	0	(17)
	01/2018		$113	BRL	375	1	0
	02/2018	BRL	375		$112	0	(1)
JPM	01/2018	EUR	297		355	0	(2)
MSB	05/2018		$26	ARS	496	0	(1)

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
RBC	02/2018	JPY	13,594		$121	$0	$0
SCX	01/2018		$157	GBP	117	1	0
UAG	01/2018	GBP	4,168		$5,549	0	(79)

Total Forward Foreign Currency Contracts						$5	$(130)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	Long Beach Mortgage Loan Trust	6.250%	Monthly	07/25/2033	$ 384	$0	$21	$21	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
DUB	CMBX.NA.BBB-.8 Index	3.000%	Monthly	10/17/2057	$400	$(46)	$(15)	$0	$(61)
FBF	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(16)	1	0	(15)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	2,559	(509)	356	0	(153)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	1,507	(292)	34	0	(258)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	500	(25)	3	0	(22)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	100	(14)	(10)	0	(24)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	100	(6)	(8)	0	(14)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(5)	(6)	0	(11)
MYC	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	700	(41)	(61)	0	(102)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	300	(13)	(22)	0	(35)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(12)	(3)	0	(15)

						$(979)	$269	$0	$(710)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	NDDUEAFE Index	1,320	3-Month USD-LIBOR plus a specified spread	Quarterly	05/09/2018	$7,736	$0	$300	$300	$0
FBF	Receive	NDDUEAFE Index	8,666	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	48,911	0	3,893	3,893	0

								$0	$4,193	$4,193	$0

Total Swap Agreements								$(979)	$4,483	$4,214	$(710)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$2	$0	$21	$23	$(3)	$0	$0	$(3)	$20	$0	$20
BPS	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)
BRC	1	0	0	1	0	0	0	0	1	0	1
CBK	0	0	300	300	0	0	0	0	300	(280)	20
DUB	0	0	0	0	0	0	(61)	(61)	(61)	0	(61)
FBF	0	0	3,893	3,893	(1)	0	(15)	(16)	3,877	(3,550)	327
GLM	1	0	0	1	(18)	0	0	(18)	(17)	0	(17)
GST	0	0	0	0	0	0	(482)	(482)	(482)	576	94
JPM	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	47

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
MSB	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
MYC	0	0	0	0	0	0	(152)	(152)	(152)	(32)	(184)
SCX	1	0	0	1	0	0	0	0	1	0	1
UAG	0	0	0	0	(79)	0	0	(79)	(79)	0	(79)

Total Over the Counter	$5	$0	$4,214	$4,219	$(130)	$0	$(710)	$(840)

(o)	Securities with an aggregate market value of $576 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$68	$0	$0	$68
Swap Agreements	0	0	0	0	403	403

	$0	$0	$68	$0	$403	$471

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5	$0	$5
Swap Agreements	0	21	4,193	0	0	4,214

	$0	$21	$4,193	$5	$0	$4,219

	$0	$21	$4,261	$5	$403	$4,690

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$659	$0	$0	$659
Futures	0	0	218	0	0	218
Swap Agreements	0	11	0	0	419	430

	$0	$11	$877	$0	$419	$1,307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$130	$0	$130
Swap Agreements	0	710	0	0	0	710

	$0	$710	$0	$130	$0	$840

	$0	$721	$877	$130	$419	$2,147

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(775)	$0	$0	$(775)
Written Options	0	0	(3,030)	0	0	(3,030)
Futures	0	0	5,359	0	0	5,359
Swap Agreements	0	42	0	0	4,990	5,032

	$0	$42	$1,554	$0	$4,990	$6,586

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(323)	$0	$(323)
Swap Agreements	0	93	725	0	217	1,035

	$0	$93	$725	$(323)	$217	$712

	$0	$135	$2,279	$(323)	$5,207	$7,298

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$18	$0	$0	$18
Written Options	0	0	(379)	0	0	(379)
Futures	0	0	697	0	0	697
Swap Agreements	0	(328)	0	0	(7,078)	(7,406)

	$0	$(328)	$336	$0	$(7,078)	$(7,070)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(28)	$0	$(28)
Swap Agreements	0	186	4,523	0	0	4,709

	$0	$186	$4,523	$(28)	$0	$4,681

	$0	$(142)	$4,859	$(28)	$(7,078)	$(2,389)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,749	$193	$1,942
Corporate Bonds & Notes
Banking & Finance	0	21,666	2,139	23,805
Industrials	0	18,997	0	18,997
Utilities	0	4,235	761	4,996
Convertible Bonds & Notes
Industrials	0	654	0	654
Municipal Bonds & Notes
Illinois	0	176	0	176
West Virginia	0	2,100	0	2,100
U.S. Government Agencies	0	5,734	0	5,734
U.S. Treasury Obligations	0	999	0	999
Non-Agency Mortgage-Backed Securities	0	47,953	757	48,710
Asset-Backed Securities	0	14,382	263	14,645
Sovereign Issues	0	3,980	0	3,980
Common Stocks
Consumer Discretionary	962	0	0	962
Energy	545	0	100	645
Financials	2,491	0	583	3,074
Industrials	0	0	29	29
Utilities	9	0	0	9
Warrants
Industrials	0	0	42	42

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Preferred Securities
Industrials	$0	$0	$2,011	$2,011
Short-Term Instruments
Repurchase Agreements	0	14,738	0	14,738
Argentina Treasury Bills	0	73	0	73
U.S. Treasury Bills	0	376	0	376

Total Investments	$4,007	$137,812	$6,878	$148,697

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	68	403	0	471
Over the counter	0	4,219	0	4,219

	$68	$4,622	$0	$4,690

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(877)	(430)	0	(1,307)
Over the counter	0	(840)	0	(840)

	$(877)	$(1,270)	$0	$(2,147)

Total Financial Derivative Instruments	$(809)	$3,352	$0	$2,543

Totals	$3,198	$141,164	$6,878	$151,240

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	49

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

December 31, 2017 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$103	$2	$(20)	$1	$(93)	$78	$122	$0	$193	$1
Corporate Bonds & Notes
Banking & Finance	2,068	0	0	2	0	69	0	0	2,139	69
Utilities	22	761	(31)	0	(69)	78	0	0	761	0
Non-Agency Mortgage-Backed Securities	788	27	(49)	2	14	(25)	0	0	757	(9)
Asset-Backed Securities	0	255	0	0	0	8	0	0	263	8
Common Stocks
Energy	0	78	0	0	0	22	0	0	100	21
Financials	154	403	0	0	0	26	0	0	583	26
Industrials	0	25	0	0	0	4	0	0	29	4
Warrants
Industrials	57	0	0	0	0	(15)	0	0	42	(16)
Preferred Securities
Industrials	2,180	0	0	0	0	(169)	0	0	2,011	(169)

Totals	$5,372	$1,551	$(100)	$5	$(148)	$76	$122	$0	$6,878	$(65)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$71	Other Valuation Techniques(2)	—	—
	122	Third Party Vendor	Broker Quote	101.500
Corporate Bonds & Notes
Banking & Finance	886	Reference Instrument	Spread movement	346.000 bps
	1,253	Reference Instrument	OAS Spread	566.300 bps
Utilities	761	Indicative Market Quotation	Broker Quote	1.981-98.225
Non-Agency Mortgage-Backed Securities	424	Proxy Pricing	Base Price	5.260-100.710
	333	Third Party Vendor	Broker Quote	88.500
Asset-Backed Securities	263	Proxy Pricing	Base Price	88.000
Common Stocks
Energy	100	Other Valuation Techniques(2)	—	—
Financials	583	Other Valuation Techniques(2)	—	—
Industrials	29	Other Valuation Techniques(2)	—	—
Warrants
Industrials	42	Other Valuation Techniques(2)	—	—
Preferred Securities
Industrials	2,011	Indicative Market Quotation	Broker Quote	$ 900.000

Total	$6,878

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Income Opportunity Fund

December 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.9%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$100	$100
Altice Financing S.A.
4.112% (LIBOR03M + 2.750%) due 01/05/2026 ~		50	49
Avantor, Inc.
5.511% (LIBOR03M + 4.000%) due 11/21/2024 ~		80	80
Avaya, Inc.
6.227% (LIBOR03M + 4.750%) due 12/15/2024 ~		50	49
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024		30	30
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~		300	302
California Resources Corp.
TBD% due 12/31/2022		100	101
Centene Corp.
TBD% due 09/13/2018		1,000	1,000
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		7,707	7,734
Forbes Energy Services LLC
5.000% - 7.000% due 04/13/2021 «		371	384
Frontier Communications Corp.
5.320% (LIBOR03M + 3.750%) due 06/15/2024 ~		399	386
iHeartCommunications, Inc.
8.443% (LIBOR03M + 6.750%) due 01/30/2019 ~		4,600	3,471
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		70	70
Multi Color Corp.
3.819% (LIBOR03M + 2.250%) due 10/31/2024 ~		10	10
Numericable Group S.A.
4.349% (LIBOR03M + 3.000%) due 01/31/2026 ~		100	97
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		100	99
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		139	141
10.374% (LIBOR03M + 9.000%) due 04/28/2022 «~		460	467
Sinclair Television Group, Inc.
TBD% due 05/10/2024		200	200
Unitymedia Finance LLC
TBD% due 01/15/2026		100	100
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	100	120
UPC Financing Partnership
3.597% (LIBOR03M + 2.500%) due 01/15/2026 ~		$100	100
West Corp.
5.350% (LIBOR03M + 4.000%) due 10/10/2024 ~		88	89

Total Loan Participations and Assignments (Cost $16,177)			15,179

CORPORATE BONDS & NOTES 39.9%

BANKING & FINANCE 18.1%
AGFC Capital Trust
3.109% (US0003M + 1.750%) due 01/15/2067 ~		2,300	1,277

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ally Financial, Inc.
8.000% due 11/01/2031 (l)		$1,670	$2,177
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		189	190
Banco do Brasil S.A.
6.250% due 04/15/2024 •(h)(i)		240	221
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)	EUR	3,100	1,134
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$400	454
Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	2,000	2,570
7.250% due 03/15/2023 •(h)(i)(l)	GBP	2,055	3,037
7.875% due 09/15/2022 •(h)(i)(l)		1,970	2,962
8.000% due 12/15/2020 •(h)(i)	EUR	200	277
8.250% due 12/15/2018 •(h)(i)		$200	210
Cantor Fitzgerald LP
7.875% due 10/15/2019 (l)		3,160	3,422
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	1,700	2,849
Credit Agricole S.A.
7.500% due 06/23/2026 •(h)(i)(l)		600	971
7.875% due 01/23/2024 •(h)(i)(l)		$300	340
Credit Suisse AG
6.500% due 08/08/2023 (i)		200	224
Emerald Bay S.A.
5.000% due 10/08/2020 ~	EUR	18	20
Equinix, Inc.
2.875% due 02/01/2026		100	120
Exeter Finance Corp.
9.750% due 05/20/2019 «		$2,800	2,755
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (l)		140	145
Freedom Mortgage Corp.
8.125% due 11/15/2024		36	37
HSBC Holdings PLC
6.000% due 09/29/2023 •(h)(i)(l)	EUR	1,200	1,685
Iron Mountain, Inc.
5.250% due 03/15/2028		$32	32
iStar, Inc.
4.625% due 09/15/2020		9	9
5.250% due 09/15/2022		31	31
Jefferies Finance LLC
7.500% due 04/15/2021		2,285	2,376
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,450	1,494
Life Storage LP
3.875% due 12/15/2027		18	18
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(h)(i)	GBP	200	312
MPT Operating Partnership LP
5.250% due 08/01/2026 (l)		$805	837
Nationwide Building Society
10.250% ~(h)	GBP	11	2,380
Navient Corp.
5.500% due 01/15/2019 (l)		$845	862
5.625% due 08/01/2033		165	145
6.500% due 06/15/2022		50	53
8.000% due 03/25/2020 (l)		1,100	1,192
OneMain Financial Holdings LLC
6.750% due 12/15/2019		288	298
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		28	29
Oxford Finance LLC
6.375% due 12/15/2022		28	29
Physicians Realty LP
3.950% due 01/15/2028		40	40
Pinnacol Assurance
8.625% due 06/25/2034 «(j)		2,900	3,305
Provident Funding Associates LP
6.375% due 06/15/2025		17	18

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rio Oil Finance Trust
9.250% due 07/06/2024		$581	$630
9.250% due 07/06/2024 (l)		602	653
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(h)(i)(l)		2,650	2,809
8.000% due 08/10/2025 •(h)(i)(l)		1,900	2,178
8.625% due 08/15/2021 •(h)(i)(l)		1,600	1,806
Santander Holdings USA, Inc.
3.400% due 01/18/2023		38	38
4.400% due 07/13/2027		12	12
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(h)(i)	GBP	800	1,184
7.375% due 06/24/2022 •(h)(i)(l)		2,500	3,727
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (l)		$4,000	4,371
Springleaf Finance Corp.
5.250% due 12/15/2019		84	87
5.625% due 03/15/2023		800	803
6.125% due 05/15/2022 (l)		414	432
8.250% due 12/15/2020 (l)		2,100	2,315
Starwood Property Trust, Inc.
4.750% due 03/15/2025		46	46
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	370	551
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	1,717	2,809
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (g)		$7,645	1,942
UBS Group AG
5.750% due 02/19/2022 •(h)(i)	EUR	400	547
Vici Properties LLC
4.847% due 10/15/2022 ~		$441	443
8.000% due 10/15/2023		1,607	1,803
Washington Prime Group LP
5.950% due 08/15/2024		323	330

			70,053

INDUSTRIALS 16.4%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		16	16
3.550% due 07/15/2031		12	12
3.700% due 07/15/2027		14	14
Altice Financing S.A.
7.500% due 05/15/2026 (l)		2,000	2,135
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	440	537
7.750% due 05/15/2022 (l)		$2,100	2,061
Andeavor Logistics LP
3.500% due 12/01/2022		6	6
4.250% due 12/01/2027		12	12
5.200% due 12/01/2047		12	13
Avantor, Inc.
6.000% due 10/01/2024		18	18
BMC Software Finance, Inc.
8.125% due 07/15/2021		327	331
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)		3,758	3,770
Caesars Entertainment Corp.
5.000% due 10/01/2024 (j)		33	63
Central Garden & Pet Co.
5.125% due 02/01/2028		18	18
Charter Communications Operating LLC
4.200% due 03/15/2028		86	85
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		100	109
Cheniere Energy Partners LP
5.250% due 10/01/2025		54	55
Chesapeake Energy Corp.
4.609% (US0003M + 3.250%) due 04/15/2019 ~		29	29
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		22	22

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	51

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Community Health Systems, Inc.
6.250% due 03/31/2023 (l)		$100	$91
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022		290	318
8.048% due 05/01/2022		453	500
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(d)		200	0
9.250% due 06/30/2020 ^(d)		1,800	0
CRC Escrow Issuer LLC
5.250% due 10/15/2025		40	41
CVS Pass-Through Trust
7.507% due 01/10/2032 (l)		2,413	2,961
DAE Funding LLC
4.000% due 08/01/2020		40	41
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		363	393
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (l)		1,600	1,722
Discovery Communications LLC
3.950% due 03/20/2028		30	30
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		1,500	1,508
EI Group PLC
6.875% due 05/09/2025	GBP	20	30
Exela Intermediate LLC
10.000% due 07/15/2023		$74	72
Fresh Market, Inc.
9.750% due 05/01/2023 (l)		3,490	2,181
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,900	4,119
goeasy Ltd.
7.875% due 11/01/2022		$28	29
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		48	50
HCA, Inc.
4.500% due 02/15/2027		600	605
5.500% due 06/15/2047		50	50
iHeartCommunications, Inc.
9.000% due 12/15/2019		1,500	1,121
9.000% due 03/01/2021		3,790	2,729
IHS Markit Ltd.
4.000% due 03/01/2026		26	26
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (l)		4,323	4,085
9.750% due 07/15/2025		74	71
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (l)		3,958	2,113
8.125% due 06/01/2023 (l)		966	506
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,981	7,961
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (l)		842	665
5.500% due 04/15/2025 (l)		190	156
Mattel, Inc.
6.750% due 12/31/2025		52	53
Netflix, Inc.
4.875% due 04/15/2028		46	45
OGX Austria GmbH
8.375% due 04/01/2022 ^(d)		3,300	0
8.500% due 06/01/2018 ^(d)		3,700	0
OI European Group BV
4.000% due 03/15/2023		21	21
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (l)		688	695
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		51	49
4.500% due 03/15/2023		103	99
5.250% due 08/15/2022		8	8
5.500% due 02/15/2024		22	22
Petroleos Mexicanos
6.500% due 03/13/2027		170	186
6.500% due 06/02/2041		370	381
6.750% due 09/21/2047		170	178

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PetSmart, Inc.
5.875% due 06/01/2025		$70	$54
Pitney Bowes, Inc.
4.700% due 04/01/2023		22	20
Post Holdings, Inc.
5.625% due 01/15/2028		12	12
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	172
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		$1,500	1,688
Safeway, Inc.
7.250% due 02/01/2031		140	118
Scientific Games International, Inc.
5.000% due 10/15/2025		18	18
Service Corp. International
4.625% due 12/15/2027		18	18
SFR Group S.A.
6.000% due 05/15/2022 (l)		500	507
7.375% due 05/01/2026 (l)		2,938	3,037
Simmons Foods, Inc.
5.750% due 11/01/2024		14	14
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	2,175	3,131
Standard Industries, Inc.
4.750% due 01/15/2028		$46	46
Times Square Hotel Trust
8.528% due 08/01/2026		4,258	5,017
Transocean, Inc.
7.500% due 01/15/2026		26	27
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,252	1,923
7.395% due 03/28/2024		800	1,237
United Group BV
4.375% due 07/01/2022	EUR	100	125
4.875% due 07/01/2024		100	125
UPCB Finance Ltd.
3.625% due 06/15/2029		120	144
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$10	10
6.500% due 03/15/2022		55	58
7.000% due 03/15/2024		105	113
ViaSat, Inc.
5.625% due 09/15/2025		58	59
Wind Tre SpA
2.625% due 01/20/2023	EUR	200	236
2.750% due 01/20/2024 ~		200	236

			63,362

UTILITIES 5.4%
AT&T, Inc.
2.850% due 02/14/2023		$120	121
3.400% due 08/14/2024 (l)		250	251
3.900% due 08/14/2027 (l)		220	222
4.900% due 08/14/2037 (l)		228	232
5.150% due 02/14/2050 (l)		340	343
5.300% due 08/14/2058		102	103
Calpine Corp.
5.250% due 06/01/2026		20	20
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		200	205
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		381	410
6.510% due 03/07/2022 (l)		3,400	3,769
6.605% due 02/13/2018	EUR	100	121
8.625% due 04/28/2034 (l)		$1,081	1,474
9.250% due 04/23/2019		100	108
Genesis Energy LP
6.250% due 05/15/2026		20	20
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^«(d)		1,667	1,589
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 ^«(c)(d)		1,969	659
Odebrecht Finance Ltd.
0.000% due 02/12/2018 ^«(d)(g)(h)		1,150	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras Global Finance BV
5.299% due 01/27/2025		$101	$101
5.999% due 01/27/2028 (l)		886	889
6.125% due 01/17/2022		247	263
6.250% due 12/14/2026	GBP	3,100	4,592
6.625% due 01/16/2034		200	293
7.250% due 03/17/2044		$154	160
7.375% due 01/17/2027 (l)		1,831	2,020
Rio Oil Finance Trust
9.750% due 01/06/2027 (l)		234	253
Sprint Capital Corp.
6.900% due 05/01/2019 (l)		1,100	1,154
Sprint Communications, Inc.
7.000% due 08/15/2020 (l)		1,100	1,169

			20,563

Total Corporate Bonds & Notes (Cost $156,303)			153,978

MUNICIPAL BONDS & NOTES 1.3%

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		50	53
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		120	139
7.750% due 01/01/2042		210	234
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		70	78
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	28
7.350% due 07/01/2035		15	17
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		165	165

			714

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		130	132

WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		28,100	1,567
7.467% due 06/01/2047		2,620	2,555

			4,122

Total Municipal Bonds & Notes (Cost $4,689)			4,968

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
4.000% due 10/01/2040		23	24
5.102% (US0001M + 3.550%) due 07/25/2029 ~		530	576
6.402% (US0001M + 4.850%) due 10/25/2029 ~		200	219
7.302% (US0001M + 5.750%) due 07/25/2029 ~		720	840
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(g)(l)		6,941	5,488
0.000% due 02/25/2046 (b)(g)		4,160	3,196
0.100% due 05/25/2020 - 08/25/2046 (a)		125,421	312
0.200% due 04/25/2045 (a)		3,595	7
0.684% due 10/25/2020 ~(a)		27,250	429
6.702% (US0001M + 5.150%) due 10/25/2029 ~		1,300	1,450

Total U.S. Government Agencies (Cost $12,317)			12,541

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 41.2%
Adjustable Rate Mortgage Trust
3.658% due 01/25/2036 ~		$150	$143
American Home Mortgage Investment Trust
1.822% (US0001M + 0.270%) due 03/25/2037 ~		4,414	2,766
Auburn Securities PLC
0.889% (BP0001M + 0.400%) due 10/01/2041 ~	GBP	181	244
Banc of America Alternative Loan Trust
13.525% (- 2.2*US0001M + 16.940%) due 09/25/2035 ^~		$1,269	1,503
Banc of America Funding Trust
3.218% due 12/20/2034 ~		787	650
3.374% due 12/20/2036 ~		115	116
3.498% due 03/20/2036 ^~		858	747
6.141% due 10/20/2046 ^~		595	477
Banc of America Mortgage Trust
3.606% due 09/25/2034 ~		137	136
3.622% due 10/20/2046 ^~		97	64
Bancorp Commercial Mortgage Trust
5.227% due 08/15/2032 ~(l)		3,800	3,816
Barclays Commercial Mortgage Securities Trust
6.477% (LIBOR01M + 5.000%) due 08/15/2027 ~(l)		2,900	2,844
Bayview Commercial Asset Trust
1.772% (LIBOR01M + 0.220%) due 03/25/2037 ~		152	146
BCAP LLC Trust
2.972% due 05/26/2037 ~		3,632	3,080
Bear Stearns Adjustable Rate Mortgage Trust
3.281% due 09/25/2034 ~		99	94
3.392% due 08/25/2047 ^~		372	360
3.547% due 03/25/2035 ~		238	232
3.619% due 06/25/2047 ^~		259	254
3.678% due 10/25/2036 ^~		832	805
3.750% due 09/25/2034 ~		42	43
Bear Stearns ALT-A Trust
1.872% (US0001M + 0.320%) due 06/25/2046 ^~(l)		3,284	3,140
2.252% (US0001M + 0.700%) due 01/25/2035 ~		471	472
3.258% due 09/25/2034 ~		309	306
3.316% due 04/25/2035 ~		321	307
3.345% due 08/25/2036 ^~(l)		2,548	2,759
3.375% due 05/25/2036 ^~		859	793
3.467% due 08/25/2036 ^~(l)		512	403
3.506% due 11/25/2035 ~		67	60
3.506% due 11/25/2036 ^~(l)		510	467
3.608% due 05/25/2035 ~		487	438
3.836% due 07/25/2035 ^~		355	313
BRAD Resecuritization Trust
2.183% due 03/12/2021 «		2,872	151
6.550% due 03/12/2021 «		537	538
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^		1,399	1,182
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^		902	748
6.000% due 03/25/2037 ^		891	788
Citigroup Commercial Mortgage Trust
5.724% due 12/10/2049 ~(l)		1,716	1,324
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 02/25/2029		292	295
Citigroup Mortgage Loan Trust
3.613% due 03/25/2037 ^~(l)		1,377	1,163
Citigroup Mortgage Loan Trust, Inc.
5.500% due 11/25/2035 ^		624	596
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~(l)		699	432
5.688% due 10/15/2048 (l)		5,215	2,354
Commercial Mortgage Loan Trust
6.077% due 12/10/2049 ~(l)		2,459	1,512
Commercial Mortgage Trust
6.125% due 07/10/2046 ~(l)		2,170	2,278

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
1.802% (US0001M + 0.250%) due 06/25/2037 ^~		$1,031	$789
1.902% (US0001M + 0.350%) due 05/25/2036 ^~		1,817	953
1.902% (US0001M + 0.350%) due 06/25/2036 ^~(l)		1,495	971
5.500% due 10/25/2035 ^		327	298
5.500% due 12/25/2035 ^(l)		1,589	1,387
5.750% due 05/25/2036 ^		306	244
6.000% due 11/25/2035 ^		375	152
6.000% due 04/25/2036 ^		332	282
6.000% due 04/25/2037 ^		640	448
6.500% due 09/25/2032 ^		402	392
6.500% due 07/25/2035 ^		571	424
6.500% due 06/25/2036 ^		507	409
Countrywide Home Loan Mortgage Pass-Through Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~		608	600
3.098% due 03/25/2037 ^~		1,208	964
3.273% due 06/20/2035 ~		194	188
3.359% due 08/20/2035 ^~		90	86
3.422% (US0001M + 1.870%) due 03/25/2046 ^~		3,317	2,144
3.448% due 11/25/2035 ^~(l)		2,268	2,004
3.456% due 08/25/2034 ^~		53	51
3.797% due 09/25/2047 ^~		1,053	1,027
5.500% due 08/25/2035 ^		83	76
Credit Suisse First Boston Mortgage Securities Corp.
7.500% due 05/25/2032		1,473	1,588
Credit Suisse Mortgage Capital Certificates
1.738% (LIBOR01M + 0.500%) due 11/30/2037 ~(l)		9,500	8,354
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.152% (US0001M + 0.600%) due 07/25/2036 ^~		547	206
5.896% due 04/25/2036		490	366
6.500% due 05/25/2036 ^		383	241
6.500% due 07/26/2036 ^		491	282
Debussy PLC
5.930% due 07/12/2025 (l)	GBP	7,000	8,317
Deutsche ALT-A Securities, Inc.
1.702% (US0001M + 0.150%) due 02/25/2047 ~		$638	544
Deutsche ALT-B Securities, Inc.
6.250% due 07/25/2036 ^~		94	81
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033		151	157
Downey Savings & Loan Association Mortgage Loan Trust
1.675% (US0001M + 0.180%) due 04/19/2047 ^~		382	322
EMF-NL BV
0.671% (EUR003M + 1.000%) due 07/17/2041 ~	EUR	800	927
Epic Drummond Ltd.
0.137% (EUR003M + 0.190%) due 01/25/2022 ~		87	104
Eurosail PLC
2.120% (BP0003M + 1.600%) due 09/13/2045 ~	GBP	1,814	2,370
2.770% (BP0003M + 2.250%) due 09/13/2045 ~		1,314	1,706
4.370% (BP0003M + 3.850%) due 09/13/2045 ~		1,126	1,376
First Horizon Alternative Mortgage Securities Trust
3.158% due 05/25/2036 ^~		$1,608	1,467
3.222% due 08/25/2035 ^~		84	16
3.266% due 11/25/2036 ^~		1,299	1,077
3.553% due 02/25/2036 ~		135	116
6.250% due 11/25/2036 ^		107	80
First Horizon Mortgage Pass-Through Trust
3.315% due 07/25/2037 ^~		87	74
3.379% due 01/25/2037 ^~(l)		799	735
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~(l)		5,300	5,365

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GMAC Mortgage Corp. Loan Trust
3.997% due 07/19/2035 ~		$66	$64
4.014% due 06/25/2034 ~		153	154
4.125% due 06/25/2034 ~		85	84
GreenPoint Mortgage Funding Trust
1.732% (US0001M + 0.180%) due 01/25/2037 ~(l)		1,158	1,095
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~		3,400	3,118
GS Mortgage Securities Trust
1.379% due 08/10/2043 ~(a)		7,819	223
6.051% due 08/10/2043 ~(l)		2,100	2,148
GSR Mortgage Loan Trust
2.002% (US0001M + 0.450%) due 07/25/2037 ^~		409	221
3.639% due 01/25/2036 ^~(l)		1,175	1,182
3.867% due 12/25/2034 ~		30	30
6.000% due 09/25/2034		206	206
HarborView Mortgage Loan Trust
1.685% (US0001M + 0.190%) due 02/19/2046 ~(l)		1,811	1,670
1.705% (US0001M + 0.210%) due 11/19/2036 ~(l)		3,328	2,793
2.055% (US0001M + 0.560%) due 06/19/2034 ~		274	266
2.135% (US0001M + 0.640%) due 01/19/2035 ~		252	234
3.428% due 08/19/2036 ^~		208	164
HomeBanc Mortgage Trust
1.802% (US0001M + 0.250%) due 03/25/2035 ~		307	276
IM Pastor Fondo de Titulizacion de Activos
0.222% (EUR003M + 0.140%) due 03/22/2044 ~	EUR	655	693
Impac CMB Trust
2.072% (US0001M + 0.520%) due 11/25/2035 ^~		$338	293
IndyMac Mortgage Loan Trust
1.750% (US0006M + 1.750%) due 05/25/2037 ^~		14	5
1.782% (US0001M + 0.230%) due 04/25/2035 ~		185	180
2.352% (US0001M + 0.800%) due 08/25/2034 ~		176	161
2.412% (US0001M + 0.860%) due 09/25/2034 ~		441	413
3.069% due 06/25/2037 ^~		342	317
3.502% due 05/25/2037 ^~(l)		3,639	3,384
3.576% due 11/25/2036 ^~(l)		1,077	1,004
3.658% due 12/25/2036 ^~(l)		1,166	1,122
JPMorgan Alternative Loan Trust
3.527% due 05/25/2036 ^~		458	374
5.500% due 11/25/2036 ^~		7	5
JPMorgan Chase Commercial Mortgage Securities Trust
5.580% due 01/12/2043 ~(l)		409	410
JPMorgan Mortgage Trust
3.458% due 05/25/2036 ^~(l)		711	706
3.575% due 07/25/2035 ~		119	120
3.588% due 10/25/2036 ^~		48	45
6.000% due 08/25/2037 ^		642	569
Landmark Mortgage Securities PLC
0.088% (EUR003M + 0.220%) due 06/17/2038 ~	EUR	224	260
0.733% (BP0003M + 0.220%) due 06/17/2038 ~	GBP	587	788
Lehman Mortgage Trust
5.790% due 04/25/2036 ~		$336	308
6.000% due 05/25/2037 ^(l)		1,426	1,399
MASTR Adjustable Rate Mortgages Trust
1.803% (12MTA + 0.740%) due 01/25/2047 ^~		396	308
3.519% due 10/25/2034 ~		677	639
Merrill Lynch Mortgage Trust
5.813% due 06/12/2050 ~(l)		5,400	5,432
Morgan Stanley Capital Trust
5.995% due 06/11/2049 ~		657	658

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	53

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
3.339% due 07/25/2035 ^~(l)		$1,739	$1,630
3.688% due 01/25/2035 ^~		273	112
5.750% due 12/25/2035 ^		437	412
6.000% due 08/25/2037 ^		264	224
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «		730	637
Motel 6 Trust
8.404% due 08/15/2019 ~		5,161	5,283
Prime Mortgage Trust
1.902% (US0001M + 0.350%) due 06/25/2036 ^~		3,634	2,428
7.000% due 07/25/2034		186	179
Regal Trust
2.237% (COF 11 + 1.500%) due 09/29/2031 ~		6	5
Residential Accredit Loans, Inc. Trust
1.762% (US0001M + 0.210%) due 06/25/2037 ~		1,973	1,709
5.500% due 04/25/2037		116	108
6.000% due 08/25/2035 ^		605	568
6.000% due 01/25/2037 ^		543	508
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		493	351
6.000% due 07/25/2037 (l)		7,626	5,612
Residential Funding Mortgage Securities, Inc. Trust
4.951% due 07/27/2037 ^~		250	217
6.000% due 06/25/2037 ^(l)		432	415
Sequoia Mortgage Trust
3.531% due 01/20/2038 ^~		307	293
Structured Adjustable Rate Mortgage Loan Trust
3.417% due 08/25/2034 ~		23	23
3.503% due 01/25/2036 ^~		1,145	915
Structured Asset Mortgage Investments Trust
1.762% (US0001M + 0.210%) due 08/25/2036 ^~(l)		2,397	2,171
2.012% (US0001M + 0.460%) due 05/25/2045 ~		171	160
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.403% due 01/25/2034 ~		397	399
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^		323	258
Theatre Hospitals PLC
4.129% (BP0003M + 3.750%) due 10/15/2031 ~	GBP	244	323
WaMu Mortgage Pass-Through Certificates Trust
2.237% (COF 11 + 1.500%) due 07/25/2046 ~(l)		$2,079	2,040
2.773% due 03/25/2033 ~		90	91
2.917% due 03/25/2037 ^~		552	498
2.998% due 11/25/2036 ^~		347	336
3.111% due 06/25/2037 ^~(l)		1,669	1,582
3.237% due 07/25/2037 ^~		1,306	1,211
3.289% due 07/25/2037 ^~(l)		3,119	2,659
Washington Mutual Mortgage Pass-Through Certificates Trust
1.913% (12MTA + 0.850%) due 10/25/2046 ^~(l)		520	459
3.600% due 06/25/2033 ~		67	68
Wells Fargo Mortgage-Backed Securities Trust
2.052% (US0001M + 0.500%) due 07/25/2037 ^~		223	200
3.524% due 09/25/2036 ^~		23	22
3.568% due 04/25/2036 ^~		24	24
3.628% due 10/25/2036 ^~		23	21

Total Non-Agency Mortgage-Backed Securities (Cost $142,715)			158,771

ASSET-BACKED SECURITIES 43.3%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		206	51
American Money Management Corp. CLO Ltd.
8.516% (US0003M + 6.980%) due 12/09/2026 ~		1,200	1,212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.277% (US0001M + 1.725%) due 05/25/2034 ~		$154	$153
4.402% (US0001M + 2.850%) due 08/25/2032 ~		972	970
Asset-Backed Funding Certificates Trust
1.702% (US0001M + 0.150%) due 10/25/2036 ~(l)		6,618	5,822
2.112% (US0001M + 0.560%) due 10/25/2033 ~		167	158
2.212% (US0001M + 0.660%) due 03/25/2035 ~(l)		4,431	4,407
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 ~(l)		1,466	1,614
Bear Stearns Asset-Backed Securities Trust
1.519% (US0001M + 0.500%) due 09/25/2034 ~		691	669
3.401% due 07/25/2036 ~		494	347
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~		3,549	1,535
Conseco Finance Corp.
6.220% due 03/01/2030		86	92
6.530% due 02/01/2031 ~		1,155	1,132
7.050% due 01/15/2027		84	86
7.140% due 03/15/2028		28	28
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		833	914
7.960% due 05/01/2031		1,660	1,110
8.060% due 09/01/2029 ~(l)		2,986	1,659
9.163% due 03/01/2033 ~		2,836	2,700
Countrywide Asset-Backed Certificates
1.578% (US0001M + 0.250%) due 01/25/2037 ~(l)		15,575	14,582
1.692% (US0001M + 0.140%) due 06/25/2035 ~(l)		8,521	7,645
1.892% (US0001M + 0.340%) due 12/25/2036 ^~		614	343
2.112% (LIBOR01M + 0.560%) due 08/25/2032 ^~		369	327
2.827% (US0001M + 1.275%) due 02/25/2035 ~(l)		2,700	2,737
Countrywide Asset-Backed Certificates Trust
2.332% (US0001M + 0.780%) due 11/25/2034 ~		343	341
4.693% due 10/25/2035 ~		10	10
Crecera Americas LLC
4.567% due 08/31/2020 ~		6,000	6,007
Credit Suisse First Boston Mortgage Securities Corp.
2.602% (US0001M + 1.050%) due 02/25/2031 ~		1,551	1,537
Credit-Based Asset Servicing and Securitization CBO Corp.
1.350% (US0003M + 0.250%) due 09/06/2041 ~		7,846	875
Credit-Based Asset Servicing and Securitization LLC
2.648% (US0001M + 1.320%) due 12/25/2035 ~		1,377	1,342
Euromax ABS PLC
0.011% (EUR003M + 0.340%) due 11/10/2095 ~	EUR	5,000	5,388
First Franklin Mortgage Loan Trust
2.002% (US0001M + 0.450%) due 11/25/2036 ~(l)		$10,000	10,014
2.152% (US0001M + 0.600%) due 07/25/2035 ~(l)		8,092	7,604
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~		631	684
Home Equity Asset Trust
3.952% (US0001M + 2.400%) due 10/25/2033 ~		16	15
Home Equity Loan Trust
1.892% (US0001M + 0.340%) due 04/25/2037 ~(l)		8,700	6,756

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Mortgage Loan Asset-Backed Trust
1.792% (US0001M + 0.240%) due 04/25/2037 ~(l)	$15,290	$10,784
1.872% (US0001M + 0.320%) due 04/25/2037 ~	5,001	4,588
JPMorgan Mortgage Acquisition Trust
1.408% (US0001M + 0.080%) due 08/25/2036 ~	9	6
1.742% (US0001M + 0.190%) due 03/25/2047 ~(l)	1,849	1,786
KGS Alpha SBA Trust
1.126% due 04/25/2038 «~(a)	1,142	32
Lehman ABS Mortgage Loan Trust
1.642% (US0001M + 0.090%) due 06/25/2037 ~	6,218	4,389
Long Beach Mortgage Loan Trust
1.742% (US0001M + 0.190%) due 02/25/2036 ~(l)	3,477	2,447
1.822% (US0001M + 0.270%) due 05/25/2046 ~	3,676	1,771
2.257% (US0001M + 0.705%) due 11/25/2035 ~(l)	3,684	2,751
4.027% (US0001M + 2.475%) due 03/25/2032 ~	222	205
Morgan Stanley ABS Capital, Inc. Trust
2.587% (US0001M + 1.035%) due 01/25/2035 ~	601	282
Morgan Stanley Dean Witter Capital, Inc. Trust
2.977% (US0001M + 1.425%) due 02/25/2033 ~	321	322
Morgan Stanley Home Equity Loan Trust
2.602% (US0001M + 1.050%) due 12/25/2034 ~(l)	4,445	4,423
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~	4,000	1,972
1.000% (7-DayAuc) due 03/25/2038 ~	6,400	3,156
NovaStar Mortgage Funding Trust
1.722% (US0001M + 0.170%) due 11/25/2036 ~	1,434	710
Oakwood Mortgage Investors, Inc.
1.707% (US0001M + 0.230%) due 06/15/2032 ~	17	17
Option One Mortgage Loan Trust
5.662% due 01/25/2037 ^	15	16
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032	1,527	1,580
Ownit Mortgage Loan Trust
3.407% due 10/25/2035	2,275	1,462
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.427% (US0001M + 1.875%) due 10/25/2034 ~	1,161	965
Residential Asset Mortgage Products Trust
2.677% (US0001M + 1.125%) due 08/25/2033 ~	536	510
4.020% due 04/25/2033 ~	1	1
Residential Asset Securities Corp. Trust
1.992% (US0001M + 0.440%) due 10/25/2035 ~(l)	3,526	3,195
Saxon Asset Securities Trust
2.527% (US0001M + 0.975%) due 12/26/2034 ~	629	549
Securitized Asset-Backed Receivables LLC Trust
1.782% (US0001M + 0.230%) due 02/25/2037 ^~	380	239
2.227% (US0001M + 0.675%) due 01/25/2035 ~	31	31
SLM Student Loan Trust
0.000% due 01/25/2042 «(g)	2	1,663
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(g)	2,540	1,556
0.000% due 09/25/2040 «(g)	1,094	630
Soloso CDO Ltd.
1.670% (US0003M + 0.320%) due 10/07/2037 ~	1,300	793

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
South Coast Funding Ltd.
1.607% (LIBOR03M + 0.260%) due 01/06/2041 ~		$41,913	$11,412
Specialty Underwriting & Residential Finance Trust
1.702% (US0001M + 0.150%) due 06/25/2037 ~(l)		5,814	4,351
Structured Asset Investment Loan Trust
1.992% (US0001M + 0.440%) due 01/25/2036 ~(l)		6,171	5,948
Structured Asset Securities Corp. Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 06/25/2035 ~		341	321
Talon Funding Ltd.
1.985% (US0003M + 0.490%) due 06/05/2035 ~		986	493
UCFC Home Equity Loan Trust
7.750% due 04/15/2030 ~		684	663

Total Asset-Backed Securities (Cost $144,034)			166,885

SOVEREIGN ISSUES 3.7%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	1,300	1,143
3.375% due 01/15/2023		100	123
5.000% due 01/15/2027		400	499
5.250% due 01/15/2028		100	125
6.250% due 11/09/2047		100	122
7.820% due 12/31/2033 (l)		4,306	6,052
7.820% due 12/31/2033		249	348
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	37,676	2,018
26.555% (BADLARPP + 3.250%) due 03/01/2020 ~		300	16
28.750% due 06/21/2020 ~		25,139	1,435
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	7	8
Peru Government International Bond
6.150% due 08/12/2032	PEN	1,160	382
6.350% due 08/12/2028		250	85
8.200% due 08/12/2026		250	95
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	200	249
Saudi Government International Bond
3.250% due 10/26/2026		$200	196
4.500% due 10/26/2046		1,000	1,000
Sri Lanka Government International Bond
6.200% due 05/11/2027		200	212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Venezuela Government International Bond
6.000% due 12/09/2020 ^	$165	$38
9.250% due 09/15/2027	198	44

Total Sovereign Issues (Cost $12,897)		14,190

	SHARES
COMMON STOCKS 3.5%

CONSUMER DISCRETIONARY 0.8%
Caesars Entertainment Corp. (e)	219,639	2,778
Tribune Media Co. ‘A’	5,969	254

		3,032

ENERGY 0.4%
Dommo Energia S.A. «(e)(j)	6,101,133	202
Dommo Energia S.A. SP - ADR «	110,823	0
Forbes Energy Services Ltd. (e)(j)	29,625	293
Ocean Rig UDW, Inc. (e)	35,500	952

		1,447

FINANCIALS 2.3%
TIG FinCo PLC «(j)	1,377,983	1,861
VICI Properties, Inc. (e)(j)	340,104	6,972

		8,833

INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(j)	200,912	58

UTILITIES 0.0%
Eneva S.A. (e)(j)	4,214	18

Total Common Stocks (Cost $12,196)		13,388

WARRANTS 0.0%

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	279,000	95

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	15,095	3

Total Warrants (Cost $40)		98

		SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 3.4%

BANKING & FINANCE 3.4%
Wells Fargo & Co.
7.500% (h)		9,900	$12,971

Total Convertible Preferred Securities (Cost $6,293)			12,971

PREFERRED SECURITIES 1.3%

BANKING & FINANCE 0.1%
Navient Corp.
4.283% (CPI YOY + 2.050%) due 01/16/2018 ~		9	213

INDUSTRIALS 1.2%
Sequa Corp.
9.000% «		5,177	4,659

Total Preferred Securities (Cost $5,273)			4,872

SHORT-TERM INSTRUMENTS 3.8%

REPURCHASE AGREEMENTS (k) 2.3%
			8,828

		PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.0%
25.601% due 09/14/2018 (g)	ARS	2,100	96

U.S. TREASURY BILLS 1.5%
1.176% due 01/04/2018 - 03/01/2018 (f)(g)(n)(p)		$5,819	5,813

Total Short-Term Instruments (Cost $14,744)			14,737

Total Investments in Securities (Cost $527,678)			572,578

Total Investments 148.5% (Cost $527,678)			$572,578

Financial Derivative Instruments (m)(o) (0.7)% (Cost or Premiums, net $(3,599))			(2,527)

Other Assets and Liabilities, net (47.8)%			(184,490)

Net Assets 100.0%			$385,561

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	55

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

(j)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Caesars Entertainment Corp. 5.000% due 10/01/2024	06/21/2017	$61	$63	0.02%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	159	202	0.08
Eneva S.A.	12/21/2017	18	18	0.00
Forbes Energy Services Ltd.	03/11/2014 - 07/31/2014	1,470	293	0.08
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	3,305	0.86
Sierra Hamilton Holder LLC	07/31/2017	51	58	0.02
TIG FinCo PLC	04/02/2015 - 07/20/2017	1,846	1,861	0.48
VICI Properties, Inc.	03/03/2014 - 11/17/2017	4,976	6,972	1.81

		$11,481	$12,772	3.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$1,628	U.S. Treasury Notes 2.750% due 02/15/2024	$(1,661)	$1,628	$1,628
SAL	1.830	12/29/2017	01/02/2018	7,200	U.S. Treasury Notes 2.000% due 04/30/2024	(7,360)	7,200	7,202

Total Repurchase Agreements						$(9,021)	$8,828	$8,830

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	2.709%	10/13/2017	01/16/2018		$	(7,667)	$(7,714)
	2.758	12/21/2017	03/21/2018			(11,437)	(11,448)
	2.759	11/09/2017	02/09/2018			(9,812)	(9,853)
	2.772	11/17/2017	02/20/2018			(1,136)	(1,140)
	2.812	11/27/2017	02/27/2018			(4,734)	(4,747)
BPS	0.920	12/20/2017	02/09/2018		GBP	(576)	(779)
	2.150	12/11/2017	02/27/2018		$	(302)	(302)
	2.813	11/10/2017	02/12/2018			(6,842)	(6,870)
BRC	0.150	11/20/2017	01/22/2018		EUR	(4,326)	(5,192)
	3.293	06/27/2017	TBD	(3)	$	(1,682)	(1,683)
DEU	2.380	11/24/2017	02/23/2018			(1,520)	(1,524)
JML	0.800	11/13/2017	01/15/2018		GBP	(1,933)	(2,613)
	2.200	12/13/2017	01/11/2018		$	(7,817)	(7,827)
MSB	3.020	09/15/2017	09/17/2018			(1,212)	(1,214)
	3.067	08/17/2017	08/17/2018			(5,187)	(5,207)
RBC	2.160	07/18/2017	01/18/2018			(3,987)	(4,027)
	2.750	09/11/2017	03/12/2018			(2,852)	(2,877)
	2.750	09/12/2017	03/12/2018			(3,182)	(3,209)
	2.750	09/13/2017	03/12/2018			(4,125)	(4,160)
	2.780	09/20/2017	03/20/2018			(4,603)	(4,640)
RDR	1.750	10/10/2017	01/10/2018			(1,077)	(1,081)
	1.850	11/27/2017	02/27/2018			(2,081)	(2,085)
RTA	2.112	07/13/2017	01/16/2018			(481)	(486)
	2.555	08/02/2017	02/02/2018			(5,128)	(5,184)
	2.704	09/13/2017	03/12/2018			(4,775)	(4,815)
	2.786	01/04/2017	01/03/2018			(7,020)	(7,217)
	2.839	04/24/2017	04/23/2018			(776)	(791)
	2.875	04/27/2017	04/26/2018			(4,621)	(4,713)
	2.887	01/03/2018	07/03/2018			(7,549)	(7,549)
	2.889	04/13/2017	04/05/2018			(4,394)	(4,487)
	2.918	03/14/2017	03/08/2018			(2,309)	(2,364)
	3.075	12/26/2017	06/22/2018			(1,137)	(1,138)
SAL	2.236	10/05/2017	01/05/2018			(3,559)	(3,579)
SGY	2.120	01/05/2018	03/07/2018			(305)	(305)

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)			Payable for Reverse Repurchase Agreements
SOG	1.930%	10/11/2017	01/11/2018	$		(1,099)	$(1,104)
	1.930	10/24/2017	01/24/2018			(4,545)	(4,562)
	1.930	11/01/2017	01/24/2018			(154)	(155)
	2.100	11/30/2017	03/02/2018			(2,192)	(2,196)
	2.110	12/05/2017	03/05/2018			(1,798)	(1,801)
	2.120	12/05/2017	03/05/2018			(8,213)	(8,227)
	2.120	12/07/2017	01/05/2018			(779)	(780)
	2.120	12/07/2017	03/07/2018			(3,100)	(3,105)
	2.120	12/12/2017	03/05/2018			(1,685)	(1,687)
	2.190	12/11/2017	03/12/2018			(908)	(909)
	2.220	12/14/2017	03/14/2018			(2,526)	(2,529)
	2.799	12/11/2017	06/11/2018			(6,314)	(6,325)
	2.857	07/20/2017	01/22/2018			(6,386)	(6,424)
UBS	0.150	10/20/2017	01/22/2018		EUR	(1,174)	(1,409)
	0.750	10/13/2017	01/15/2018		GBP	(1,842)	(2,490)
	0.750	10/18/2017	01/18/2018			(2,311)	(3,124)
	1.310	11/20/2017	01/22/2018			(4,588)	(6,207)
	1.940	12/12/2017	03/12/2018		$	(1,004)	(1,005)
	2.050	09/11/2017	03/12/2018			(91)	(92)
	2.090	12/05/2017	03/05/2018			(3,854)	(3,860)
	2.140	12/12/2017	03/12/2018			(1,106)	(1,107)
	2.750	10/10/2017	01/10/2018			(2,138)	(2,152)
	2.786	10/05/2017	01/05/2018			(3,004)	(3,025)
	2.800	10/10/2017	01/10/2018			(8,142)	(8,195)
	2.836	10/05/2017	01/05/2018			(570)	(574)
	2.850	10/10/2017	01/10/2018			(1,690)	(1,701)

Total Reverse Repurchase Agreements							$(207,565)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(34,902)	$0	$(34,902)	$50,996	$16,094
BPS	0	(7,951)	0	(7,951)	11,262	3,311
BRC	0	(6,875)	0	(6,875)	8,529	1,654
DEU	0	(1,524)	0	(1,524)	1,537	13
FICC	1,628	0	0	1,628	(1,661)	(33)
JML	0	(10,440)	0	(10,440)	12,651	2,211
MSB	0	(6,421)	0	(6,421)	10,013	3,592
RBC	0	(18,913)	0	(18,913)	23,762	4,849
RDR	0	(3,166)	0	(3,166)	3,248	82
RTA	0	(38,744)	0	(38,744)	51,518	12,774
SAL	7,202	(3,579)	0	3,623	(2,935)	688
SGY	0	(305)	0	(305)	0	(305)
SOG	0	(39,804)	0	(39,804)	47,812	8,008
UBS	0	(34,941)	0	(34,941)	45,642	10,701

Total Borrowings and Other Financing Transactions	$8,830	$(207,565)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(29,658)	$(31,208)	$0	$(60,866)
U.S. Government Agencies	0	0	(11,448)	0	(11,448)
Non-Agency Mortgage-Backed Securities	0	(17,771)	(22,065)	(20,252)	(60,088)
Asset-Backed Securities	0	(29,017)	(27,794)	(5,306)	(62,117)
Sovereign Issues	0	(5,192)	0	0	(5,192)

Total Borrowings	$0	$(81,638)	$(92,515)	$(25,558)	$(199,711)

Payable for reverse repurchase agreements(5)					$(199,711)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	57

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

(l)	Securities with an aggregate market value of $270,867 and cash of $1,042 have been pledged as collateral under the terms of the above master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(210,920) at a weighted average interest rate of 2.324%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(7,854) is outstanding at period end.

(m)   FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/10/2018	1,000	1,000	$0	$0

Total Written Options							$0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	16.733%	$ 4,200	$(139)	$(748)	$(887)	$0	$(24)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.919	1,000	22	55	77	0	0

						$(117)	$(693)	$(810)	$0	$(24)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.680%	Maturity	01/04/2021	BRL	51,500	$(252)	$929	$677	$0	$(2)
Pay	1-Year BRL-CDI	15.590	Maturity	01/04/2021		20	1	0	1	0	0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	13,300	618	41	659	0	(32)
Pay	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		4,400	(154)	(504)	(658)	50	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,000	(1,596)	(115)	(1,711)	36	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021	$	18,000	154	(648)	(494)	10	0
Pay	3-Month USD-LIBOR	2.140	Semi-Annual	11/15/2022		102,000	0	(399)	(399)	106	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		117,400	2,209	(5,770)	(3,561)	120	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,100	152	(61)	91	18	0
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2038		45,200	1,041	(405)	636	0	(105)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	01/05/2048		16,700	(582)	(70)	(652)	0	(61)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	5,200	129	105	234	17	0
Receive(4)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	10,100	(44)	(43)	(87)	24	0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	17,050	(487)	49	(438)	42	0

							$1,189	$(6,891)	$(5,702)	$423	$(200)

Total Swap Agreements							$1,072	$(7,584)	$(6,512)	$423	$(224)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$423	$423	$0	$0	$(224)	$(224)

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

(n)	Securities with an aggregate market value of $798 and cash of $6,557 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2018	BRL	1,797		$552	$10	$0
	01/2018	EUR	469		554	0	(9)
	01/2018		$543	BRL	1,797	0	(2)
BPS	01/2018	EUR	14,455		$17,233	0	(119)
	03/2018		$1,126	PEN	3,661	0	0
BRC	01/2018		429	GBP	320	3	0
CBK	01/2018	EUR	176		$210	0	(1)
	01/2018		$198	EUR	166	1	0
GLM	01/2018	BRL	1,797		$543	2	0
	01/2018		$539	BRL	1,797	3	0
	01/2018		213	EUR	178	0	0
	02/2018	BRL	1,797		$537	0	(3)
JPM	01/2018	CAD	99		78	0	0
	01/2018	GBP	208		279	0	(2)
RBC	01/2018	EUR	98		116	0	(1)
SCX	01/2018		$632	GBP	470	2	0
UAG	01/2018	GBP	29,175		$38,834	0	(565)

Total Forward Foreign Currency Contracts						$21	$(702)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.524%	$400	$(40)	$28	$0	$(12)
BRC	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524	400	(46)	34	0	(12)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.566	300	(25)	15	0	(10)
CBK	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524	500	(53)	38	0	(15)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.566	300	(26)	16	0	(10)
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.215	110	(16)	15	0	(1)
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.482	100	(19)	20	1	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524	200	(23)	17	0	(6)
HUS	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.347	130	(5)	7	2	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524	130	(13)	9	0	(4)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.566	69	(10)	7	0	(3)
JPM	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524	200	(18)	12	0	(6)

							$(294)	$218	$3	$(79)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	59

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$ 100	$(12)	$(2)	$0	$(14)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	100	(13)	2	0	(11)
FBF	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	100	(12)	(3)	0	(15)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	500	(78)	2	0	(76)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(10)	(2)	0	(12)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	16,476	(3,279)	2,296	0	(983)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	4,380	(848)	98	0	(750)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	1,500	(76)	10	0	(66)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	200	(25)	5	0	(20)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	200	(24)	2	0	(22)

						$(4,377)	$2,408	$0	$(1,969)

Total Swap Agreements						$(4,671)	$2,626	$3	$(2,048)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure(5)
BOA	$10	$0	$0	$10	$(11)	$0	$(12)	$(23)	$(13)	$0	$(13)
BPS	0	0	0	0	(119)	0	0	(119)	(119)	0	(119)
BRC	3	0	0	3	0	0	(22)	(22)	(19)	0	(19)
CBK	1	0	0	1	(1)	0	(25)	(26)	(25)	0	(25)
DUB	0	0	0	0	0	0	(25)	(25)	(25)	0	(25)
FBF	0	0	0	0	0	0	(103)	(103)	(103)	0	(103)
GLM	5	0	0	5	(3)	0	0	(3)	2	0	2
GST	0	0	1	1	0	0	(1,806)	(1,806)	(1,805)	2,108	303
HUS	0	0	2	2	0	0	(7)	(7)	(5)	33	28
JPM	0	0	0	0	(2)	0	(6)	(8)	(8)	0	(8)
MYC	0	0	0	0	0	0	(42)	(42)	(42)	0	(42)
RBC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	2	0	0	2	0	0	0	0	2	0	2
UAG	0	0	0	0	(565)	0	0	(565)	(565)	146	(419)

Total Over the Counter	$21	$0	$3	$24	$(702)	$0	$(2,048)	$(2,750)

(p)	Securities with an aggregate market value of $2,287 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$423	$423

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21	$0	$21
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$21	$0	$24

	$0	$3	$0	$21	$423	$447

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$24	$0	$0	$200	$224

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$702	$0	$702
Swap Agreements	0	2,048	0	0	0	2,048

	$0	$2,048	$0	$702	$0	$2,750

	$0	$2,072	$0	$702	$200	$2,974

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$126	$0	$0	$8,048	$8,174

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,844)	$0	$(1,844)
Swap Agreements	0	362	0	0	322	684

	$0	$362	$0	$(1,844)	$322	$(1,160)

	$0	$488	$0	$(1,844)	$8,370	$7,014

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(801)	$0	$0	$(9,473)	$(10,274)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(117)	$0	$(117)
Swap Agreements	0	1,499	0	0	0	1,499

	$0	$1,499	$0	$(117)	$0	$1,382

	$0	$698	$0	$(117)	$(9,473)	$(8,892)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	61

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,229	$950	$15,179
Corporate Bonds & Notes
Banking & Finance	0	63,993	6,060	70,053
Industrials	0	63,362	0	63,362
Utilities	0	18,293	2,270	20,563
Municipal Bonds & Notes
Illinois	0	714	0	714
Iowa	0	132	0	132
West Virginia	0	4,122	0	4,122
U.S. Government Agencies	0	12,541	0	12,541
Non-Agency Mortgage-Backed Securities	0	157,445	1,326	158,771
Asset-Backed Securities	0	163,004	3,881	166,885
Sovereign Issues	0	14,190	0	14,190
Common Stocks
Consumer Discretionary	3,032	0	0	3,032
Energy	1,245	0	202	1,447
Financials	6,972	0	1,861	8,833
Industrials	0	0	58	58
Utilities	18	0	0	18
Warrants
Industrials	0	0	95	95
Utilities	3	0	0	3
Convertible Preferred Securities
Banking & Finance	0	12,971	0	12,971
Preferred Securities
Banking & Finance	213	0	0	213
Industrials	0	0	4,659	4,659

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Short-Term Instruments
Repurchase Agreements	$0	$8,828	$0	$8,828
Argentina Treasury Bills	0	96	0	96
U.S. Treasury Bills	0	5,813	0	5,813

Total Investments	$11,483	$539,733	$21,362	$572,578

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	423	0	423
Over the counter	0	24	0	24

	$0	$447	$0	$447

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(224)	0	(224)
Over the counter	0	(2,750)	0	(2,750)

	$0	$(2,974)	$0	$(2,974)

Total Financial Derivative Instruments	$0	$(2,527)	$0	$(2,527)

Totals	$11,483	$537,206	$21,362	$570,051

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$436	$109	$(40)	$5	$(190)	$163	$467	$0	$950	$5
Corporate Bonds & Notes
Banking & Finance	5,868	0	0	6	0	186	0	0	6,060	186
Industrials	6,476	0	(2,828)	0	29	442	0	(4,119)	0	0
Utilities	44	2,271	(63)	0	(138)	156	0	0	2,270	0
Non-Agency Mortgage-Backed Securities	1,437	0	(111)	3	13	(16)	0	0	1,326	(15)
Asset-Backed Securities	8,243	619	0	110	0	37	0	(5,128)	3,881	(216)
Common Stocks
Energy	0	159	0	0	0	43	0	0	202	43
Financials	491	1,286	0	0	0	84	0	0	1,861	83
Industrials	0	51	0	0	0	7	0	0	58	8
Warrants
Industrials	131	0	0	0	0	(36)	0	0	95	(36)
Preferred Securities
Industrials	5,050	0	0	0	0	(391)	0	0	4,659	(391)

Totals	$28,176	$4,495	$(3,042)	$124	$(286)	$675	$467	$(9,247)	$21,362	$(333)

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$483	Other Valuation Techniques(2)	—	—
	467	Third Party Vendor	Broker Quote	101.500
Corporate Bonds & Notes
Banking & Finance	2,754	Reference Instrument	Spread movement	346.000 bps
	3,306	Reference Instrument	OAS Spread	566.300 bps
Utilities	2,270	Indicative Market Quotation	Broker Quote	1.981-98.225
Non-Agency Mortgage-Backed Securities	689	Proxy Pricing	Base Price	5.260-100.710
	637	Third Party Vendor	Broker Quote	87.250
Asset-Backed Securities	3,881	Proxy Pricing	Base Price	2.828-84,000.000
Common Stocks
Energy	202	Other Valuation Techniques(2)	—	—
Financials	1,861	Other Valuation Techniques(2)	—	—
Industrials	58	Other Valuation Techniques(2)	—	—
Warrants
Industrials	95	Other Valuation Techniques(2)	—	—
Preferred Securities
Industrials	4,659	Indicative Market Quotation	Broker Quote	$ 900.000

Total	$21,362

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	63

Schedule of Investments PIMCO Strategic Income Fund, Inc.

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 372.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.8%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$100	$101
Avantor, Inc.
5.511% due 11/21/2024		80	81
Avaya, Inc.
6.227% due 12/15/2024		50	49
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024		20	20
Caesars Resort Collection LLC
4.336% due 12/22/2024		200	201
California Resources Corp.
TBD% due 12/31/2022		100	101
Centene Corp.
TBD% due 09/13/2018		800	800
Core & Main LP
4.455% due 08/01/2024		20	20
Energy Future Intermediate Holding Co. LLC
4.501% due 06/30/2018 ~		7,338	7,364
Forbes Energy Services LLC
5.000% due 04/13/2021 «		56	58
Frontier Communications Corp.
5.320% due 06/15/2024		299	289
iHeartCommunications, Inc.
8.443% due 01/30/2019		1,600	1,207
MH Sub LLC
5.338% due 09/13/2024 ~		60	60
Petroleo Global Trading
3.597% due 02/19/2020 «~		100	99
Sequa Mezzanine Holdings LLC
6.549% due 11/28/2021 ~		119	121
10.374% due 04/28/2022 «		1,350	1,370
Sinclair Television Group, Inc.
TBD% due 05/10/2024		200	200
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	100	120
UPC Financing Partnership
3.977% due 01/15/2026		$100	100
West Corp.
5.350% due 10/10/2024		88	89

Total Loan Participations and Assignments (Cost $12,661)			12,450

CORPORATE BONDS & NOTES 20.0%

BANKING & FINANCE 9.3%
Barclays Bank PLC
7.625% due 11/21/2022 (g)(j)		800	907
14.000% due 06/15/2019 •(f)	GBP	1,300	2,063
BNP Paribas S.A.
7.375% due 08/19/2025 •(f)(g)		$800	925
Brighthouse Financial, Inc.
4.700% due 06/22/2047		20	20
Brookfield Finance, Inc.
4.700% due 09/20/2047		68	71
Cantor Fitzgerald LP
7.875% due 10/15/2019 (j)		930	1,007
Deutsche Bank AG
4.250% due 10/14/2021 (j)		3,200	3,340
Emerald Bay S.A.
5.000% due 10/08/2020 ~	EUR	15	17
Equinix, Inc.
2.875% due 02/01/2026		100	120
Exeter Finance Corp.
9.750% due 05/20/2019 «		$2,400	2,361
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		134	139
Freedom Mortgage Corp.
8.125% due 11/15/2024		30	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hudson Pacific Properties LP
3.950% due 11/01/2027	$18	$18
Iron Mountain, Inc.
5.250% due 03/15/2028	28	28
iStar, Inc.
4.625% due 09/15/2020	7	7
5.250% due 09/15/2022	27	27
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)	1,000	1,031
Life Storage LP
3.875% due 12/15/2027	16	16
Navient Corp.
5.875% due 03/25/2021 (j)	1,009	1,046
6.500% due 06/15/2022	44	46
Neuberger Berman Group LLC
4.875% due 04/15/2045 (j)	1,200	1,227
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	26	27
Oxford Finance LLC
6.375% due 12/15/2022	24	25
Physicians Realty LP
3.950% due 01/15/2028	34	34
Pinnacol Assurance
8.625% due 06/25/2034 «(h)	2,600	2,963
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(f)(g)	1,000	1,129
Santander Holdings USA, Inc.
3.400% due 01/18/2023	32	32
4.400% due 07/13/2027	10	10
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (j)	2,000	2,185
SL Green Realty Corp.
7.750% due 03/15/2020 (j)	4,500	4,954
Spirit Realty LP
4.450% due 09/15/2026 (j)	3,300	3,291
Springleaf Finance Corp.
5.625% due 03/15/2023	700	702
6.125% due 05/15/2022	208	217
Starwood Property Trust, Inc.
4.750% due 03/15/2025	40	40
Vici Properties LLC
4.847% (US0003M + 3.500%) due 10/15/2022 ~	57	58
8.000% due 10/15/2023 (j)	208	234
Washington Prime Group LP
5.950% due 08/15/2024	283	289

		30,637

INDUSTRIALS 7.1%
Air Canada Pass-Through Trust
3.300% due 07/15/2031	14	14
3.550% due 07/15/2031	10	10
3.700% due 07/15/2027	12	12
Andeavor Logistics LP
3.500% due 12/01/2022	6	6
4.250% due 12/01/2027	10	10
5.200% due 12/01/2047	10	10
Avantor, Inc.
6.000% due 10/01/2024	14	14
BMC Software Finance, Inc.
8.125% due 07/15/2021	74	75
Central Garden & Pet Co.
5.125% due 02/01/2028	16	16
Charter Communications Operating LLC
4.200% due 03/15/2028	74	73
Cheniere Energy Partners LP
5.250% due 10/01/2025	51	52
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	18	18
Community Health Systems, Inc.
6.250% due 03/31/2023	91	82

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CRC Escrow Issuer LLC
5.250% due 10/15/2025		$36	$36
CVS Pass-Through Trust
7.507% due 01/10/2032		804	987
DAE Funding LLC
4.000% due 08/01/2020		40	41
Discovery Communications LLC
3.950% due 03/20/2028		26	26
EI Group PLC
6.875% due 05/09/2025	GBP	620	936
Exela Intermediate LLC
10.000% due 07/15/2023		$65	64
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,600	3,693
goeasy Ltd.
7.875% due 11/01/2022		$24	25
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		40	42
HCA, Inc.
5.500% due 06/15/2047		44	44
iHeartCommunications, Inc.
9.000% due 03/01/2021		2,470	1,778
9.000% due 09/15/2022		1,200	867
IHS Markit Ltd.
4.000% due 03/01/2026		25	25
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (j)		3,970	3,752
9.750% due 07/15/2025		64	62
Kinder Morgan, Inc.
5.300% due 12/01/2034 (j)		1,500	1,604
7.750% due 01/15/2032 (j)		4,500	5,823
Mattel, Inc.
6.750% due 12/31/2025		44	45
Netflix, Inc.
4.875% due 04/15/2028		35	34
OI European Group BV
4.000% due 03/15/2023		18	18
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		44	42
4.500% due 03/15/2023		88	84
5.250% due 08/15/2022		7	7
5.500% due 02/15/2024		20	20
Petroleos Mexicanos
6.500% due 03/13/2027 (j)		150	164
6.750% due 09/21/2047 (j)		150	157
Pitney Bowes, Inc.
4.700% due 04/01/2023		20	18
Post Holdings, Inc.
5.625% due 01/15/2028		10	10
Scientific Games International, Inc.
5.000% due 10/15/2025		15	15
Service Corp. International
4.625% due 12/15/2027		14	14
Simmons Foods, Inc.
5.750% due 11/01/2024		12	12
Standard Industries, Inc.
4.750% due 01/15/2028		38	38
Transocean, Inc.
7.500% due 01/15/2026		22	23
UAL Pass-Through Trust
6.636% due 01/02/2024		1,536	1,661
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	110	132
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$10	10
6.500% due 03/15/2022		49	52
7.000% due 03/15/2024 (j)		244	262
ViaSat, Inc.
5.625% due 09/15/2025		50	51
Wind Tre SpA
2.625% due 01/20/2023	EUR	200	236
2.750% (EUR003M + 2.750%) due 01/20/2024 ~		200	236

			23,538

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.6%
AT&T, Inc.
2.850% due 02/14/2023 (j)	$110	$110
3.400% due 08/14/2024 (j)	220	221
3.900% due 08/14/2027 (j)	200	202
4.900% due 08/14/2037 (j)	198	201
5.150% due 02/14/2050	298	301
5.300% due 08/14/2058	90	91
Calpine Corp.
5.250% due 06/01/2026	24	24
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (j)	5,600	6,197
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034	2,600	3,545
Genesis Energy LP
6.250% due 05/15/2026	18	18
Petrobras Global Finance BV
5.999% due 01/27/2028	16	16
6.125% due 01/17/2022 (j)	224	238
7.250% due 03/17/2044	138	144
7.375% due 01/17/2027 (j)	380	419

		11,727

Total Corporate Bonds & Notes (Cost $61,219)		65,902

MUNICIPAL BONDS & NOTES 1.0%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	50	53
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	70	77
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	15	17
7.350% due 07/01/2035	10	12
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	145	145

		304

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	25,300	1,411
7.467% due 06/01/2047	1,650	1,609

		3,020

Total Municipal Bonds & Notes (Cost $3,101)		3,324

U.S. GOVERNMENT AGENCIES 265.4%
Fannie Mae
1.833% due 08/25/2054 ~(a)(j)	20,233	1,162
2.500% due 12/25/2027 (a)	4,287	342
2.940% (H15T1Y + 1.940%) due 12/01/2030 ~	160	162
3.104% (H15T1Y + 2.275%) due 03/01/2032 ~	75	75
3.260% (H15T1Y + 2.135%) due 09/01/2028 ~	7	7
3.369% (H15T1Y + 2.320%) due 12/01/2028 ~	41	42
3.538% (H15T1Y + 2.325%) due 11/01/2027 ~	46	47
4.250% due 11/25/2024	576	592
4.500% due 09/01/2023 - 08/01/2041	438	469
4.500% due 07/25/2040 (j)	1,455	1,522
5.000% due 12/01/2018 - 07/25/2038	225	239
5.000% due 01/25/2038 (j)	8,658	9,363
5.102% (US0001M + 3.550%) due 07/25/2029 ~	490	533
5.500% due 07/25/2024 - 08/01/2037	1,924	2,147

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 11/25/2032 - 12/25/2034 (j)	$5,469	$5,953
5.750% due 06/25/2033	29	32
5.807% due 08/25/2043	1,801	1,959
6.000% due 09/25/2031 - 01/25/2044	1,888	2,112
6.000% due 12/01/2032 - 06/01/2040 (j)	6,253	7,074
6.402% (US0001M + 4.850%) due 10/25/2029 ~	180	197
6.500% due 10/01/2018 - 11/01/2047	6,720	7,544
6.500% due 12/01/2036 - 07/01/2039 (j)	647	729
6.500% due 10/25/2042 - 12/25/2042 ~	49	54
6.850% due 12/18/2027	13	15
7.000% due 07/01/2021 - 01/01/2047	2,217	2,478
7.000% due 09/25/2041 ~	504	542
7.302% (US0001M + 5.750%) due 07/25/2029 ~	660	770
7.500% due 05/01/2022 - 06/25/2044	1,491	1,708
7.500% due 06/19/2041 - 10/25/2042 ~	1,020	1,145
7.700% due 03/25/2023	15	16
8.000% due 09/25/2021 - 06/01/2032	303	327
8.000% due 06/19/2041 ~	849	983
8.500% due 09/25/2021 - 06/25/2030	488	551
9.420% due 05/15/2021	28	28
9.829% due 07/15/2027	18	18
Fannie Mae, TBA
3.000% due 08/01/2047 - 03/01/2048	193,000	192,791
3.500% due 06/01/2047 - 05/01/2048	234,000	240,022
4.000% due 08/01/2047 - 03/01/2048	303,000	316,631
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(e)	9,758	7,653
0.000% due 11/25/2050 «(b)(e)	5,717	2,089
0.100% due 02/25/2046 - 11/25/2050 (a)	149,657	665
0.200% due 04/25/2045 (a)	3,268	7
1.741% due 11/15/2038 ~(a)(j)	36,823	1,720
1.848% due 05/15/2038 ~(a)(j)	17,196	849
2.011% due 11/25/2050 ~(a)	5,336	832
2.130% due 08/15/2036 ~(a)	5,499	294
3.387% (H15T1Y + 2.137%) due 12/01/2026 ~	6	6
3.499% (H15T1Y + 2.249%) due 09/01/2031 ~	33	33
3.533% (US0012M + 1.783%) due 04/01/2033 ~	2	2
5.000% due 02/15/2024	7	8
5.500% due 04/01/2039 - 06/15/2041 (j)	6,113	6,746
5.649% due 07/25/2032 ~	114	121
6.000% due 12/15/2028 - 03/15/2035	732	819
6.000% due 02/15/2032 (j)	1,999	2,271
6.500% due 08/01/2021 - 09/01/2047	5,360	6,113
6.500% due 06/15/2031 - 07/15/2032 (j)	2,411	2,683
6.500% due 09/25/2043 ~	54	62
6.702% (US0001M + 5.150%) due 10/25/2029 ~	1,200	1,338
6.900% due 09/15/2023	238	256
6.950% due 07/15/2021	106	110
7.000% due 08/01/2021 - 10/25/2043	2,882	3,216
7.000% due 03/15/2029 (j)	1,971	2,221
7.500% due 05/15/2024 - 02/25/2042	991	1,072
7.500% due 04/01/2028 - 12/01/2030 (j)	1,154	1,305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 08/15/2022 - 04/15/2030	$243	$265
9.102% (US0001M + 7.550%) due 12/25/2027 ~	1,597	1,976
12.302% (US0001M + 10.750%) due 03/25/2025 ~	391	545
Freddie Mac, TBA
4.000% due 11/01/2047	3,000	3,134
Ginnie Mae
6.000% due 04/15/2029 - 12/15/2038	621	703
6.000% due 07/15/2037 - 11/15/2038 (j)	1,065	1,192
6.500% due 11/20/2024 - 10/20/2038	89	94
6.500% due 04/15/2032 - 05/15/2032 (j)	558	620
7.000% due 04/15/2024 - 06/15/2026	48	49
7.500% due 06/15/2023 - 03/15/2029	724	752
8.000% due 11/15/2021 - 11/15/2022	4	4
8.500% due 05/15/2022 - 02/15/2031	10	11
9.000% due 05/15/2018 - 01/15/2020	44	45
Ginnie Mae, TBA
4.000% due 09/01/2047	20,000	20,856
Small Business Administration
4.625% due 02/01/2025	109	114
5.510% due 11/01/2027	355	377
5.780% due 08/01/2027	30	32
5.820% due 07/01/2027	33	36
6.300% due 06/01/2018	7	7
Vendee Mortgage Trust
6.500% due 03/15/2029	157	174
6.750% due 02/15/2026 - 06/15/2026	106	117
7.500% due 09/15/2030	2,363	2,746

Total U.S. Government Agencies (Cost $883,195)		876,721

U.S. TREASURY OBLIGATIONS 18.5%
U.S. Treasury Notes (j)
2.000% due 08/15/2025	41,000	39,968
2.000% due 11/15/2026 (m)	21,800	21,095

Total U.S. Treasury Obligations (Cost $62,060)		61,063

NON-AGENCY MORTGAGE-BACKED SECURITIES 40.7%
Adjustable Rate Mortgage Trust
3.585% due 07/25/2035 ~	636	616
3.812% due 08/25/2035 ~	1,334	1,319
Banc of America Mortgage Trust
3.456% due 02/25/2035 ~	21	21
Bancorp Commercial Mortgage Trust
5.227% (LIBOR01M + 3.750%) due 08/15/2032 ~	3,300	3,314
7.514% (LIBOR01M + 6.037%) due 11/15/2033 ~	4,500	4,526
Barclays Commercial Mortgage Securities Trust
6.477% (LIBOR01M + 5.000%) due 08/15/2027 ~	2,700	2,648
BCAP LLC Trust
1.483% due 07/26/2036 ~	211	166
3.528% due 06/26/2035 ~	43	39
3.620% due 10/26/2033 ~	130	114
3.631% due 10/26/2036 ~	1,927	1,888
Bear Stearns ALT-A Trust
3.467% due 08/25/2036 ^~	378	298
Bear Stearns Commercial Mortgage Securities Trust
5.606% due 12/11/2040 ~	5,728	5,456
5.657% due 10/12/2041 ~	4,454	4,205
5.720% due 04/12/2038 ~	120	95
7.000% due 05/20/2030 ~	366	368

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	65

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Commercial Mortgage Trust
5.724% due 12/10/2049 ~		$2,037	$1,573
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033		4	4
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~		26	16
Commercial Mortgage Loan Trust
6.077% due 12/10/2049 ~		2,267	1,394
Commercial Mortgage Trust
5.505% due 03/10/2039 ~		922	839
5.656% due 06/10/2046 ~		381	259
Countrywide Alternative Loan Trust
1.762% (US0001M + 0.210%) due 07/25/2046 ^~		2,182	1,862
5.500% due 05/25/2022 ^		14	9
6.500% due 07/25/2035 ^		571	425
Countrywide Home Loan Mortgage Pass-Through Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~		2,028	1,797
3.214% due 08/25/2034 ~		530	523
3.422% (US0001M + 1.870%) due 03/25/2046 ^~		3,149	2,035
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		1,087	1,077
7.500% due 06/25/2035 ^		180	184
Credit Suisse First Boston Mortgage Securities Corp.
2.702% (US0001M + 1.150%) due 03/25/2034 ^~		195	193
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
7.000% due 02/25/2034		424	466
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 03/25/2036 ^		1,132	700
Epic Drummond Ltd.
0.137% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	82	98
Eurosail PLC
2.120% (BP0003M + 1.600%) due 09/13/2045 ~	GBP	1,751	2,288
2.770% (BP0003M + 2.250%) due 09/13/2045 ~		1,251	1,624
4.370% (BP0003M + 3.850%) due 09/13/2045 ~		1,063	1,299
GC Pastor Hipotecario FTA
0.000% due 06/21/2046 •	EUR	1,681	1,750
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~		$5,000	5,061
GMAC Mortgage Corp. Loan Trust
4.007% due 08/19/2034 ~		113	108
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~		2,900	2,659
GSAA Home Equity Trust
6.000% due 04/01/2034		1,054	1,100
GSMPS Mortgage Loan Trust
6.464% due 06/19/2027 ~		38	38
7.000% due 06/25/2043		2,473	2,774
8.000% due 09/19/2027 ~		573	582
GSR Mortgage Loan Trust
1.882% (US0001M + 0.330%) due 12/25/2034 ~		384	368
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~		3	3
6.500% due 01/25/2034		247	266
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 •	EUR	573	591
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		$1,900	1,266
5.623% due 05/12/2045		749	700
JPMorgan Mortgage Trust
3.529% due 10/25/2036 ^~		2,436	2,408
5.500% due 08/25/2022 ^		18	18
5.500% due 06/25/2037 ^		285	283
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~		3,620	3,703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
2.402% (LIBOR01M + 0.850%) due 09/25/2047 ~		$5,606	$5,413
MASTR Adjustable Rate Mortgages Trust
3.519% due 10/25/2034 ~		846	798
MASTR Alternative Loan Trust
6.250% due 07/25/2036		448	404
6.500% due 03/25/2034		903	962
7.000% due 04/25/2034		59	63
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		4,000	3,949
7.500% due 07/25/2035		2,071	2,086
Merrill Lynch Mortgage Trust
5.813% due 06/12/2050 ~		5,100	5,131
Morgan Stanley Capital Trust
5.995% due 06/11/2049 ~		613	614
Morgan Stanley Resecuritization Trust
2.871% due 12/26/2046 ~		7,771	5,768
Motel 6 Trust
8.404% (LIBOR01M + 6.927%) due 08/15/2019 ~		4,466	4,572
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		1,126	1,171
7.500% due 03/25/2034 ^		2,764	2,770
7.500% due 10/25/2034 ^		3,377	3,692
Newgate Funding PLC
0.921% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	2,235	2,585
1.171% (EUR003M + 1.500%) due 12/15/2050 ~		2,235	2,536
1.516% (BP0003M + 1.000%) due 12/15/2050 ~	GBP	3,078	4,058
1.766% (BP0003M + 1.250%) due 12/15/2050 ~		2,528	3,293
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$4,217	3,486
6.250% due 12/26/2036 ~		6,159	3,537
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035 ^		1,853	1,738
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		489	550
8.500% due 11/25/2031		763	804
Structured Asset Mortgage Investments Trust
2.563% (12MTA + 1.500%) due 08/25/2047 ^~		3,183	3,015
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		2,961	2,659
WaMu Mortgage Pass-Through Certificates Trust
3.027% due 05/25/2035 ~		285	288
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		145	159
7.500% due 04/25/2033		387	415
Wells Fargo Mortgage-Backed Securities Trust
3.473% due 06/25/2035 ~		272	280
3.568% due 04/25/2036 ^~		30	30

Total Non-Agency Mortgage-Backed Securities (Cost $125,258)			134,242

ASSET-BACKED SECURITIES 19.5%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		206	51
Airspeed Ltd.
1.747% (LIBOR01M + 0.270%) due 06/15/2032 ~		1,623	1,399
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.077% (US0001M + 3.525%) due 11/25/2032 ^~		244	7
Bear Stearns Asset-Backed Securities Trust
1.519% (US0001M + 0.500%) due 09/25/2034 ~		581	562

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~		$5,127	$3,409
1.772% (US0001M + 0.220%) due 12/25/2036 ~(j)		2,678	1,473
Citigroup Mortgage Loan Trust, Inc.
1.812% (US0001M + 0.260%) due 03/25/2037 ~		6,292	5,716
Conseco Finance Corp.
6.530% due 02/01/2031 ~		135	133
7.050% due 01/15/2027		84	86
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,614	1,079
Countrywide Asset-Backed Certificates
1.682% (US0001M + 0.130%) due 12/25/2036 ^~		3,421	3,142
1.692% (US0001M + 0.140%) due 06/25/2047 ^~		8,970	7,180
1.752% (US0001M + 0.200%) due 06/25/2037 ^~		2,533	2,126
1.752% (US0001M + 0.200%) due 06/25/2047 ~		6,337	5,342
1.842% (US0001M + 0.290%) due 06/25/2037 ~		8,449	7,632
4.764% due 07/25/2036 ~		11,700	11,656
Countrywide Asset-Backed Certificates Trust
2.978% (US0001M + 1.650%) due 11/25/2034 ~		2,297	1,237
Crecera Americas LLC
4.567% (US0003M + 3.250%) due 08/31/2020 ~		5,200	5,206
Credit-Based Asset Servicing and Securitization LLC
5.797% due 12/25/2037		576	593
Encore Credit Receivables Trust
2.287% (US0001M + 0.735%) due 07/25/2035 ~		576	513
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~		631	684
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~		4,000	1,973
1.000% (7-DayAuc) due 03/25/2038 ~		6,400	3,156
Oakwood Mortgage Investors, Inc.
1.707% (US0001M + 0.230%) due 06/15/2032 ~		17	17
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		19	15

Total Asset-Backed Securities (Cost $60,664)			64,387

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	100	123
5.250% due 01/15/2028		100	125
6.250% due 11/09/2047		100	122
7.820% due 12/31/2033		2,257	3,172
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	31,430	1,683
26.555% (BADLARPP + 3.250%) due 03/01/2020 ~		400	22
28.750% (ARPP7DRR) due 06/21/2020 ~		21,747	1,241
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	5	6
Peru Government International Bond
6.150% due 08/12/2032	PEN	1,020	336
6.350% due 08/12/2028		220	74
8.200% due 08/12/2026		220	84
Venezuela Government International Bond
6.000% due 12/09/2020 ^		$135	31
9.250% due 09/15/2027		171	38

Total Sovereign Issues (Cost $6,506)			7,057

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.4%

CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (c)	27,655	$350

ENERGY 0.0%
Forbes Energy Services Ltd. (c)(h)	4,500	44

FINANCIALS 0.3%
VICI Properties, Inc. (c)(h)	44,227	907

Total Common Stocks (Cost $1,218)		1,301

WARRANTS 0.0%

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	703	0

Total Warrants (Cost $2)		0

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (i) 0.2%
		807

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.6%
1.292% due 02/15/2018 - 03/01/2018 (d)(e)(m)	$1,971	$1,967

Total Short-Term Instruments (Cost $2,774)		2,774

Total Investments in Securities (Cost $1,218,658)		1,229,221

Total Investments 372.2% (Cost $1,218,658)		$1,229,221

Financial Derivative Instruments (k)(l) (0.9)% (Cost or Premiums, net $4,072)		(2,905)

Other Assets and Liabilities, net (271.3)%		(896,017)

Net Assets 100.0%		$330,299

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	03/11/2014	$222	$44	0.01%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,600	2,963	0.90
VICI Properties, Inc.	03/06/2014 - 11/06/2017	668	907	0.27

		$3,490	$3,914	1.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$807	U.S. Treasury Notes 2.750% due 02/15/2024	$(828)	$807	$807

Total Repurchase Agreements						$(828)	$807	$807

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	67

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.850%	12/22/2017	01/22/2018		$(3,320)	$(3,322)
BPS	1.650	11/13/2017	02/13/2018		(18,230)	(18,272)
	1.700	12/15/2017	03/15/2018		(9,827)	(9,835)
	1.850	10/10/2017	01/10/2018		(4,637)	(4,657)
	1.860	11/13/2017	02/13/2018		(5,622)	(5,637)
	1.860	11/15/2017	02/15/2018		(3,691)	(3,700)
	1.900	12/01/2017	TBD	(3)	(3,192)	(3,192)
	1.900	12/01/2017	TBD	(3)	(3,135)	(3,135)
	1.930	12/05/2017	02/05/2018		(992)	(993)
	2.050	11/13/2017	02/13/2018		(942)	(945)
	2.050	12/05/2017	01/05/2018		(2,147)	(2,150)
	2.110	11/13/2017	02/13/2018		(11,561)	(11,596)
	2.150	11/13/2017	02/13/2018		(3,217)	(3,227)
BRC	1.950	12/07/2017	01/08/2018		(2,012)	(2,015)
	2.100	12/07/2017	01/08/2018		(4,884)	(4,891)

Total Reverse Repurchase Agreements						$(77,567)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	1.900%	12/28/2017	01/11/2018	$(32,633)	$(32,617)
TDM	1.560	12/07/2017	01/18/2018	(2,932)	(2,930)
UBS	1.370	11/10/2017	02/07/2018	(6,342)	(6,333)
	1.470	12/05/2017	01/30/2018	(14,473)	(14,457)

Total Sale-Buyback Transactions					$(56,337)

MORTGAGE DOLLAR ROLLS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Received	Amount Borrowed(2)
BOS	1.449%	01/11/2018	02/12/2018	$3,983	$(3,983)
FOB	1.449	01/11/2018	02/12/2018	188,217	(188,217)
	1.491	01/11/2018	02/12/2018	57,456	(57,456)
	1.534	01/11/2018	02/12/2018	107,683	(107,683)
	1.577	01/11/2018	02/12/2018	43,859	(43,859)
	1.747	01/11/2018	02/12/2018	144,351	(144,351)
	1.757	01/11/2018	02/12/2018	29,672	(29,672)
GSC	1.577	01/11/2018	02/12/2018	3,129	(3,129)
	1.747	01/11/2018	02/12/2018	30,803	(30,803)
	1.757	01/11/2018	02/12/2018	24,549	(24,549)
MSC	1.747	01/11/2018	02/12/2018	10,250	(10,250)
RDR	1.534	01/11/2018	02/12/2018	104,469	(104,469)
WFS	0.563	01/22/2018	02/20/2018	2,085	(2,085)
	0.656	01/22/2018	02/20/2018	5,212	(5,212)

Total Mortgage Dollar Rolls				$755,718	$(755,718)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Receivable for Mortgage Dollar Rolls	Payable for Mortgage Dollar Rolls	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(3,322)	$0	$0	$0	$(3,322)	$3,409	$87
BPS	0	(67,339)	0	0	0	(67,339)	73,256	5,917
BRC	0	(6,906)	0	0	0	(6,906)	7,718	812
FICC	807	0	0	0	0	807	(828)	(21)

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Receivable for Mortgage Dollar Rolls	Payable for Mortgage Dollar Rolls	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure(5)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(32,617)	$0	$0	$(32,617)	$32,463	$(154)
BOS	0	0	0	3,983	(3,983)	0	0	0
FOB	0	0	0	571,238	(571,238)	0	0	0
GSC	0	0	0	58,481	(58,481)	0	0	0
MSC	0	0	0	10,250	(10,250)	0	0	0
RDR	0	0	0	104,469	(104,469)	0	0	0
TDM	0	0	(2,930)	0	0	(2,930)	2,903	(27)
UBS	0	0	(20,790)	0	0	(20,790)	20,569	(221)
WFS	0	0	0	7,297	(7,297)	0	0	0

Total Borrowings and Other Financing Transactions	$807	$(77,567)	$(56,337)	$755,718	$(755,718)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(13,713)	$(14,502)	$(6,327)	$(34,542)
U.S. Government Agencies	0	(3,322)	(39,703)	0	(43,025)

Total	$0	$(17,035)	$(54,205)	$(6,327)	$(77,567)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(50,004)	(6,333)	0	(56,337)

Total	$0	$(50,004)	$(6,333)	$0	$(56,337)

Total Borrowings	$0	$(67,039)	$(60,538)	$(6,327)	$(133,904)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(133,904)

(j)	Securities with an aggregate market value of $139,718 and cash of $600 have been pledged as collateral under the terms of the above master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(810,055) at a weighted average interest rate of 3.178%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(43) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	06/2019	212	$51,802	$(183)	$8	$0

Total Futures Contracts				$(183)	$8	$0

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	69

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	15.590%	Maturity	01/04/2021	BRL	7,200	$1,236	$(864)	$372	$0	$0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	11,200	624	(69)	555	0	(27)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		3,800	(534)	(34)	(568)	43	0
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	01/05/2025	$	34,900	36	144	180	0	(48)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		85,900	1,958	(433)	1,525	0	(165)
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	01/05/2048		4,600	(109)	(71)	(180)	0	(17)
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		82,200	3,148	(1,562)	1,586	0	(292)
Receive(1)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	2,300	(6)	(14)	(20)	6	0
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	1,500	(19)	(20)	(39)	4	0

							$6,334	$(2,923)	$3,411	$53	$(549)

Total Swap Agreements							$6,334	$(2,923)	$3,411	$53	$(549)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$8	$53	$61	$0	$0	$(549)	$(549)

Cash of $11,352 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2018	BRL	938		$288	$5	$0
	01/2018	EUR	100		118	0	(2)
	01/2018		$284	BRL	939	0	(1)
BPS	01/2018	EUR	9,894		$11,795	0	(81)
	03/2018		$969	PEN	3,151	0	0
CBK	01/2018	EUR	41		$49	0	(1)
GLM	01/2018	BRL	938		284	1	0
	01/2018		$282	BRL	939	1	0
	01/2018		229	EUR	191	1	0
	02/2018	BRL	939		$281	0	(1)
HUS	01/2018	GBP	165		222	0	(1)
JPM	01/2018	CAD	153		119	0	(3)
	01/2018	EUR	75		89	0	(1)
UAG	01/2018	GBP	14,290		19,021	0	(276)

Total Forward Foreign Currency Contracts						$8	$(367)

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2048	$ 75.000	02/06/2018	$16,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	77.625	02/06/2018	38,000	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2048	79.500	02/06/2018	300,000	12	0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	68.000	01/04/2018	162,000	6	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	73.000	01/04/2018	185,000	7	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 03/01/2048	71.000	03/06/2018	15,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2048	73.000	03/06/2018	11,000	0	0
	Put - OTC Fannie Mae, TBA 4.000% due 03/01/2048	74.000	03/06/2018	3,000	0	0
	Put - OTC Freddie Mac, TBA 4.000% due 03/01/2048	74.000	03/06/2018	3,000	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 01/01/2048	74.000	01/04/2018	5,000	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 03/01/2048	74.000	03/06/2018	15,000	1	0

					$29	$0

Total Purchased Options					$29	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.270%	$100	$(3)	$4	$1	$0
BPS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918	3,100	(306)	312	6	0
DUB	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.270	300	(11)	14	3	0
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.215	10	(1)	1	0	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918	3,400	(338)	345	7	0
JPM	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.270	800	(27)	36	9	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620	200	(23)	25	2	0

							$(709)	$737	$28	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$ 1,100	$(67)	$(93)	$0	$(160)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,400	(161)	(52)	0	(213)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	900	(113)	14	0	(99)
FBF	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	100	(12)	(2)	0	(14)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(10)	(2)	0	(12)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	400	(63)	2	0	(61)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	1,400	(71)	9	0	(62)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	1,000	(135)	(102)	0	(237)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,200	(121)	(199)	0	(320)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	400	(20)	(26)	0	(46)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	2,200	(274)	31	0	(243)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	2,750	(293)	17	0	(276)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	550	(29)	(51)	0	(80)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	700	(31)	(50)	0	(81)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	400	(46)	(15)	0	(61)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,100	(136)	15	0	(121)

						$(1,582)	$(504)	$0	$(2,086)

Total Swap Agreements						$(2,291)	$233	$28	$(2,086)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	71

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$5	$0	$1	$6	$(3)	$0	$0	$(3)	$3	$0	$3
BPS	0	0	6	6	(81)	0	0	(81)	(75)	0	(75)
CBK	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
DUB	0	0	3	3	0	0	(472)	(472)	(469)	358	(111)
FBF	0	0	0	0	0	0	(87)	(87)	(87)	0	(87)
GLM	3	0	0	3	(1)	0	0	(1)	2	0	2
GST	0	0	0	0	0	0	(908)	(908)	(908)	894	(14)
HUS	0	0	7	7	(1)	0	0	(1)	6	0	6
JPM	0	0	11	11	(4)	0	0	(4)	7	(10)	(3)
MYC	0	0	0	0	0	0	(619)	(619)	(619)	574	(45)
UAG	0	0	0	0	(276)	0	0	(276)	(276)	258	(18)

Total Over the Counter	$8	$0	$28	$36	$(367)	$0	$(2,086)	$(2,453)

(m)	Securities with an aggregate market value of $2,084 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8	$8
Swap Agreements	0	0	0	0	53	53

	$0	$0	$0	$0	$61	$61

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8	$0	$8
Swap Agreements	0	28	0	0	0	28

	$0	$28	$0	$8	$0	$36

	$0	$28	$0	$8	$61	$97

72	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$549	$549

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$367	$0	$367
Swap Agreements	0	2,086	0	0	0	2,086

	$0	$2,086	$0	$367	$0	$2,453

	$0	$2,086	$0	$367	$549	$3,002

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(41)	$(41)
Swap Agreements	0	0	0	0	10,975	10,975

	$0	$0	$0	$0	$10,934	$10,934

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(897)	$0	$(897)
Purchased Options	0	0	0	0	(62)	(62)
Swap Agreements	0	302	0	0	0	302

	$0	$302	$0	$(897)	$(62)	$(657)

	$0	$302	$0	$(897)	$10,872	$10,277

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(159)	$(159)
Swap Agreements	0	0	0	0	(10,837)	(10,837)

	$0	$0	$0	$0	$(10,996)	$(10,996)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(124)	$0	$(124)
Purchased Options	0	0	0	0	(15)	(15)
Swap Agreements	0	(47)	0	0	0	(47)

	$0	$(47)	$0	$(124)	$(15)	$(186)

	$0	$(47)	$0	$(124)	$(11,011)	$(11,182)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,923	$1,527	$12,450
Corporate Bonds & Notes
Banking & Finance	0	25,313	5,324	30,637
Industrials	0	23,538	0	23,538
Utilities	0	11,727	0	11,727
Municipal Bonds & Notes
Illinois	0	304	0	304
West Virginia	0	3,020	0	3,020
U.S. Government Agencies	0	874,632	2,089	876,721
U.S. Treasury Obligations	0	61,063	0	61,063
Non-Agency Mortgage-Backed Securities	0	134,242	0	134,242
Asset-Backed Securities	0	64,387	0	64,387
Sovereign Issues	0	7,057	0	7,057
Common Stocks
Consumer Discretionary	350	0	0	350
Energy	44	0	0	44
Financials	907	0	0	907
Short-Term Instruments
Repurchase Agreements	0	807	0	807
U.S. Treasury Bills	0	1,967	0	1,967

Total Investments	$1,301	$1,218,980	$8,940	$1,229,221

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$8	$53	$0	$61
Over the counter	0	36	0	36

	$8	$89	$0	$97

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(549)	0	(549)
Over the counter	0	(2,453)	0	(2,453)

	$0	$(3,002)	$0	$(3,002)

Total Financial Derivative Instruments	$8	$(2,913)	$0	$(2,905)

Totals	$1,309	$1,216,067	$8,940	$1,226,316

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	73

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

December 31, 2017 (Unaudited)

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$55	$99	$0	$1	$0	$2	$1,370	$0	$1,527	$3
Corporate Bonds & Notes
Banking & Finance	5,153	0	0	5	0	166	0	0	5,324	166
Industrials	6,989	0	(3,737)	0	38	403	0	(3,693)	0	0
U.S. Government Agencies	0	2,098	0	6	0	(15)	0	0	2,089	(15)
Asset-Backed Securities	4,784	0	0	91	0	253	0	(5,128)	0	0

Totals	$16,981	$2,197	$(3,737)	$103	$38	$809	$1,370	$(8,821)	$8,940	$154

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$157	Other Valuation Techniques(2)	—	—
	1,370	Third Party Vendor	Broker Quote	101.500
Corporate Bonds & Notes
Banking & Finance	2,361	Reference Instrument	Spread movement	346.000 bps
	2,963	Reference Instrument	OAS Spread	566.300 bps
U.S. Government Agencies	2,089	Proxy Pricing	Base Price	36.701

Total	$8,940

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

74	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund

December 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$400	$402
Alphabet Holding Co., Inc.
5.069% (LIBOR03M + 3.500%) due 09/26/2024 ~		100	97
Altice Financing S.A.
4.112% (LIBOR03M + 2.750%) due 01/05/2026 ~		320	314
Aramark Services, Inc.
3.569% (LIBOR03M + 2.000%) due 03/11/2025 ~		300	302
Avantor, Inc.
5.511% (LIBOR03M + 4.000%) due 11/21/2024 ~		560	563
Avaya, Inc.
6.227% (LIBOR03M + 4.750%) due 12/15/2024 ~		130	128
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024		210	211
BMC Software Finance, Inc.
4.819% (LIBOR03M + 3.250%) due 09/10/2022 ~		5,355	5,364
Caesars Entertainment Operating Co.
4.069% (LIBOR03M + 2.500%) due 10/06/2024 ~		200	200
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~		2,400	2,413
California Resources Corp.
TBD% due 12/31/2022		400	402
Centene Corp.
TBD% due 09/13/2018		7,800	7,800
CenturyLink, Inc.
4.319% (LIBOR03M + 2.750%) due 01/31/2025 ~		3,000	2,900
Dell, Inc.
3.570% (LIBOR03M + 2.000%) due 09/07/2023 ~		300	300
Forbes Energy Services LLC
5.000% due 04/13/2021 «		1,911	1,981
Frontier Communications Corp.
5.320% (LIBOR03M + 3.750%) due 06/15/2024 ~		6,184	5,981
Golden Entertainment, Inc.
4.510% (LIBOR03M + 3.000%) due 10/20/2024 «~		400	401
iHeartCommunications, Inc.
8.443% (LIBOR03M + 6.750%) due 01/30/2019 ~		36,475	27,523
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	350	422
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		$608	611
Multi Color Corp.
3.819% (LIBOR03M + 2.250%) due 10/31/2024 ~		87	88
Nidda Healthcare Holding AG
TBD% due 09/19/2024	EUR	416	501
TBD% due 09/27/2024		84	101
Numericable Group S.A.
4.349% (LIBOR03M + 3.000%) due 01/31/2026 ~		$650	629
Parexel International Corp.
4.569% (LIBOR03M + 3.000%) due 09/27/2024 ~		309	311
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		1,100	1,091

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		$1,144	$1,155
10.374% (LIBOR03M + 9.000%) due 04/28/2022 «~		14,230	14,443
Sinclair Television Group, Inc.
TBD% due 05/10/2024		1,800	1,801
TerraForm Power Operating LLC
4.147% (LIBOR03M + 2.750%) due 11/08/2022 ~		100	101
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		327	331
Tronox Blocked Borrower LLC
4.693% (LIBOR03M + 3.500%) due 09/22/2024 ~		91	91
Tronox Finance LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		209	211
Unitymedia Finance LLC
TBD% due 01/15/2026		500	500
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	1,360	1,632
UPC Financing Partnership
3.977% (LIBOR03M + 2.500%) due 01/15/2026 ~		$700	701
VFH Parent LLC
5.135% (LIBOR03M + 3.750%) due 12/30/2021 ~		13	13
West Corp.
5.350% (LIBOR03M + 4.000%) due 10/10/2024 ~		550	552

Total Loan Participations and Assignments (Cost $89,608)			82,567

CORPORATE BONDS & NOTES 30.4%

BANKING & FINANCE 12.5%
AGFC Capital Trust
3.109% (US0003M + 1.750%) due 01/15/2067 ~(l)		20,300	11,266
Ardonagh Midco PLC
8.375% due 07/15/2023 (l)	GBP	9,100	12,525
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		$1,693	1,695
Banco BTG Pactual S.A.
5.500% due 01/31/2023		500	501
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)	EUR	15,000	5,489
Banistmo S.A.
3.650% due 09/19/2022		$500	495
Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	100	129
7.250% due 03/15/2023 •(h)(i)(l)	GBP	47,451	70,136
7.875% due 09/15/2022 •(h)(i)(l)		3,400	5,113
CBL & Associates LP
5.950% due 12/15/2026		$518	483
Credit Agricole S.A.
7.500% due 06/23/2026 •(h)(i)(l)	GBP	6,200	10,033
Emerald Bay S.A.
5.000% due 10/08/2020 ~	EUR	1,574	1,752
Equinix, Inc.
2.875% due 10/01/2025		100	121
2.875% due 02/01/2026		800	962
Exeter Finance Corp.
9.750% due 05/20/2019 «		$21,900	21,544
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (l)		1,532	1,591
Freedom Mortgage Corp.
8.125% due 11/15/2024		295	301
Iron Mountain, Inc.
5.250% due 03/15/2028		264	264

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
iStar, Inc.
4.625% due 09/15/2020		$71	$72
5.250% due 09/15/2022		255	257
Jefferies Finance LLC
6.875% due 04/15/2022 (l)		1,200	1,221
7.250% due 08/15/2024		400	411
7.375% due 04/01/2020 (l)		900	929
7.500% due 04/15/2021 (l)		16,104	16,748
Jefferies LoanCore LLC
6.875% due 06/01/2020 (l)		7,600	7,833
Legg Mason PT
7.130% due 01/10/2021 «		10,423	10,588
Life Storage LP
3.875% due 12/15/2027		152	152
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(h)(i)(l)	GBP	24,586	40,493
Mercury Bondco PLC (8.250% Cash or 9.000% PIK)
8.250% due 05/30/2021 (c)	EUR	2,035	2,545
Nationwide Building Society
10.250% due ~(h)	GBP	96	20,491
Navient Corp.
5.875% due 03/25/2021		$132	137
6.500% due 06/15/2022 (l)		4,410	4,632
7.250% due 01/25/2022 (l)		3,400	3,655
8.000% due 03/25/2020 (l)		9,500	10,296
OneMain Financial Holdings LLC
6.750% due 12/15/2019 (l)		7,532	7,783
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		236	244
Oxford Finance LLC
6.375% due 12/15/2022		230	238
Physicians Realty LP
3.950% due 01/15/2028		331	328
Pinnacol Assurance
8.625% due 06/25/2034 «(j)		23,200	26,437
Provident Funding Associates LP
6.375% due 06/15/2025		142	149
Rio Oil Finance Trust
9.250% due 07/06/2024 (l)		15,404	16,714
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(h)(i)(l)		13,143	13,932
8.000% due 08/10/2025 •(h)(i)(l)		6,627	7,596
8.625% due 08/15/2021 •(h)(i)(l)		4,500	5,079
Santander Holdings USA, Inc.
3.400% due 01/18/2023		314	313
4.400% due 07/13/2027		100	102
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(h)(i)(l)	GBP	11,960	17,702
7.375% due 06/24/2022 •(h)(i)		500	745
Societe Generale S.A.
8.250% due 11/29/2018 •(h)(i)		$200	210
Springleaf Finance Corp.
5.625% due 03/15/2023 (l)		6,500	6,522
7.750% due 10/01/2021 (l)		3,650	4,029
8.250% due 12/15/2020 (l)		4,090	4,509
Starwood Property Trust, Inc.
4.750% due 03/15/2025		387	385
Stearns Holdings LLC
9.375% due 08/15/2020 (l)		855	891
UBS Group AG
5.750% due 02/19/2022 •(h)(i)(l)	EUR	3,600	4,927
Vantiv LLC
4.375% due 11/15/2025		$300	305
Vici Properties LLC
4.847% due 10/15/2022 ~		3,337	3,354
8.000% due 10/15/2023 (l)		12,149	13,635
Washington Prime Group LP
5.950% due 08/15/2024 (l)		2,699	2,761

			403,750

INDUSTRIALS 14.3%
Adecoagro S.A.
6.000% due 09/21/2027		250	249

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	75

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$136	$138
3.550% due 07/15/2031		96	96
3.700% due 07/15/2027		126	127
Altice Luxembourg S.A.
7.250% due 05/15/2022 (l)	EUR	15,927	19,444
7.750% due 05/15/2022 (l)		$3,327	3,265
Andeavor Logistics LP
3.500% due 12/01/2022		56	56
4.250% due 12/01/2027		102	103
5.200% due 12/01/2047		106	111
Arrow Electronics, Inc.
3.250% due 09/08/2024		274	269
Avantor, Inc.
6.000% due 10/01/2024		136	136
BMC Software Finance, Inc.
8.125% due 07/15/2021 (l)		25,496	25,783
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(l)		29,040	29,134
Caesars Entertainment Corp.
5.000% due 10/01/2024 (j)		2,952	5,725
Central Garden & Pet Co.
5.125% due 02/01/2028		152	152
Charter Communications Operating LLC
4.200% due 03/15/2028		720	714
Cheniere Energy Partners LP
5.250% due 10/01/2025 (l)		478	488
Chesapeake Energy Corp.
4.609% (US0003M + 3.250%) due 04/15/2019 ~		134	134
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		178	178
Community Health Systems, Inc.
6.250% due 03/31/2023 (l)		825	747
CRC Escrow Issuer LLC
5.250% due 10/15/2025		340	344
CSN Resources S.A.
6.500% due 07/21/2020 (l)		2,430	2,290
6.500% due 07/21/2020		180	170
DAE Funding LLC
4.000% due 08/01/2020		340	344
Diamond Resorts International, Inc.
7.750% due 09/01/2023		35	38
10.750% due 09/01/2024 (l)		13,000	13,991
Discovery Communications LLC
2.500% due 09/20/2024	GBP	200	268
3.950% due 03/20/2028		$246	245
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (l)		6,500	6,532
EI Group PLC
6.875% due 05/09/2025 (l)	GBP	2,210	3,337
Exela Intermediate LLC
10.000% due 07/15/2023 (l)		$618	604
Fresh Market, Inc.
9.750% due 05/01/2023 (l)		21,546	13,466
Frontier Finance PLC
8.000% due 03/23/2022 (l)	GBP	24,200	34,372
goeasy Ltd.
7.875% due 11/01/2022		$242	253
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		404	421
HCA, Inc.
5.500% due 06/15/2047		411	411
iHeartCommunications, Inc.
9.000% due 12/15/2019		7,100	5,307
9.000% due 03/01/2021 (l)		36,570	26,330
11.250% due 03/01/2021		8,430	6,049
IHS Markit Ltd.
4.000% due 03/01/2026		227	228
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (l)		75,138	71,005
9.750% due 07/15/2025		614	593

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (l)		$15,815	$8,441
8.125% due 06/01/2023 (l)		1,289	675
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (l)		81,253	81,050
Jeld-Wen, Inc.
4.875% due 12/15/2027		4	4
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (l)		10,500	8,295
5.500% due 04/15/2025 (l)		1,600	1,312
Mattel, Inc.
6.750% due 12/31/2025		428	435
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		300	304
Netflix, Inc.
4.875% due 04/15/2028 (l)		365	358
OGX Austria GmbH
8.375% due 04/01/2022 ^(d)		6,000	1
8.500% due 06/01/2018 ^(d)		48,450	1
OI European Group BV
4.000% due 03/15/2023		181	182
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (l)		5,449	5,503
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		430	415
4.500% due 03/15/2023 (l)		856	820
5.250% due 08/15/2022 (l)		11,767	11,738
5.500% due 02/15/2024 (l)		8,588	8,545
Petroleos Mexicanos
6.500% due 03/13/2027 (l)		1,400	1,532
6.500% due 06/02/2041 (l)		3,130	3,227
6.750% due 09/21/2047 (l)		1,440	1,507
PetSmart, Inc.
5.875% due 06/01/2025		496	383
Pitney Bowes, Inc.
4.700% due 04/01/2023		192	177
Post Holdings, Inc.
5.625% due 01/15/2028		94	94
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (c)		450	304
QVC, Inc.
5.950% due 03/15/2043 (l)		4,700	4,749
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	172
Safeway, Inc.
7.250% due 02/01/2031 (l)		$1,200	1,008
Scientific Games International, Inc.
5.000% due 10/15/2025 (l)		147	148
Service Corp. International
4.625% due 12/15/2027		146	148
Simmons Foods, Inc.
5.750% due 11/01/2024 (l)		114	113
Standard Industries, Inc.
4.750% due 01/15/2028		380	383
Transocean, Inc.
7.500% due 01/15/2026		114	117
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (l)	GBP	7,148	10,978
7.395% due 03/28/2024		6,155	9,519
United Group BV
4.375% due 07/01/2022	EUR	390	487
4.875% due 07/01/2024		430	538
UPCB Finance Ltd.
3.625% due 06/15/2029		990	1,189
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$90	92
ViaSat, Inc.
5.625% due 09/15/2025		496	502
Westmoreland Coal Co.
8.750% due 01/01/2022 (l)		31,910	14,519
Wind Tre SpA
2.625% due 01/20/2023	EUR	1,000	1,178
2.750% due 01/20/2024 ~		500	590

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 01/20/2025	EUR	650	$761
5.000% due 01/20/2026		$600	574
Wynn Macau Ltd.
4.875% due 10/01/2024		600	604
5.500% due 10/01/2027		400	406
Yellowstone Energy LP
5.750% due 12/31/2026 «		3,875	4,031

			461,756

UTILITIES 3.6%
AT&T, Inc.
2.850% due 02/14/2023 (l)		1,030	1,035
3.400% due 08/14/2024 (l)		2,080	2,093
3.900% due 08/14/2027 (l)		1,880	1,896
4.900% due 08/14/2037 (l)		1,904	1,937
5.150% due 02/14/2050 (l)		2,854	2,879
5.300% due 08/14/2058 (l)		854	860
Calpine Corp.
5.250% due 06/01/2026		254	250
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (c)(l)		11,500	12,291
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037		488	603
7.288% due 08/16/2037 (l)		900	1,113
Genesis Energy LP
6.250% due 05/15/2026		172	172
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(d)		3,504	2,225
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(d)		755	307
6.750% due 10/01/2023 (d)		23,352	9,516
Petrobras Global Finance BV
5.299% due 01/27/2025		841	845
5.375% due 10/01/2029 (l)	GBP	2,320	3,191
5.999% due 01/27/2028 (l)		$6,915	6,941
6.125% due 01/17/2022 (l)		26,860	28,572
6.250% due 12/14/2026 (l)	GBP	9,298	13,773
6.625% due 01/16/2034 (l)		11,017	16,158
7.250% due 03/17/2044 (l)		$1,285	1,340
7.375% due 01/17/2027 (l)		3,558	3,924
Rio Oil Finance Trust
9.750% due 01/06/2027		280	304
9.750% due 01/06/2027 (l)		2,530	2,745
Terraform Global Operating LLC
9.750% due 08/15/2022 (l)		1,100	1,222
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	400	487
3.375% due 10/27/2036	GBP	290	396

			117,075

Total Corporate Bonds & Notes (Cost $1,042,556)			982,581

MUNICIPAL BONDS & NOTES 1.1%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		$350	374
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		580	642
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		145	161
7.350% due 07/01/2035		115	133
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		1,360	1,360

			2,670

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,185	1,205

76	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036 «	$6,460	$6,244

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	95	86

WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	231,485	12,908
7.467% due 06/01/2047	14,055	13,709

		26,617

Total Municipal Bonds & Notes (Cost $33,752)		36,822

U.S. GOVERNMENT AGENCIES 5.0%
Fannie Mae
3.000% due 01/25/2042 (a)(l)	1,174	96
3.500% due 08/25/2032 (a)(l)	2,594	280
4.448% (- 1.0*LIBOR01M + 6.000%) due 08/25/2038 ~(a)(l)	1,153	152
4.598% (- 1.0*LIBOR01M + 6.150%) due 02/25/2043 ~(a)(l)	5,287	698
5.088% (- 1.0*LIBOR01M + 6.640%) due 12/25/2036 ~(a)(l)	4,256	662
5.102% (US0001M + 3.550%) due 07/25/2029 ~	4,480	4,874
5.478% (- 2.333*LIBOR01M + 9.100%) due 10/25/2042 ~(l)	2,795	2,860
6.402% (US0001M + 4.850%) due 10/25/2029 ~	1,700	1,862
7.302% (US0001M + 5.750%) due 07/25/2029 ~(l)	6,000	7,002
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(g)	66,404	50,282
0.000% due 04/25/2046 (b)(g)(l)	27,570	22,990
0.000% due 11/25/2050 «(b)(g)	55,633	20,323
0.100% due 02/25/2046 - 11/25/2050 (a)	1,473,020	6,543
0.200% due 04/25/2045 (a)	29,734	60
2.011% due 11/25/2050 ~(a)	51,924	8,092
4.000% due 03/15/2027 (a)(l)	1,015	116
4.723% (- 1.0*LIBOR01M + 6.200%) due 09/15/2042 ~(a)(l)	1,869	257
5.023% (- 1.0*LIBOR01M + 6.500%) due 12/15/2034 ~(a)	1,794	93
6.702% (US0001M + 5.150%) due 10/25/2029 ~	10,650	11,876
10.552% (US0001M + 9.000%) due 03/25/2029 ~	4,796	6,040
11.122% (LIBOR01M + 9.750%) due 12/25/2045 ~	4,173	4,146
12.052% (US0001M + 10.500%) due 10/25/2028 ~	999	1,396
12.302% (US0001M + 10.750%) due 03/25/2025 ~	7,190	10,012
Ginnie Mae
3.500% due 06/20/2042 (a)(l)	1,249	193
4.619% (- 1.0*LIBOR01M + 6.120%) due 08/20/2042 ~(a)(l)	3,485	631
4.749% (- 1.0*LIBOR01M + 6.250%) due 12/20/2040 ~(a)(l)	3,364	443
5.209% (- 1.0*LIBOR01M + 6.700%) due 08/16/2039 ~(a)(l)	3,698	304

Total U.S. Government Agencies (Cost $156,627)		162,283

NON-AGENCY MORTGAGE-BACKED SECURITIES 52.2%
Adjustable Rate Mortgage Trust
1.702% (US0001M + 0.150%) due 03/25/2037 ~	2,088	1,741

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.812% (US0001M + 0.260%) due 03/25/2036 ~	$6,198	$4,659
3.892% due 03/25/2037 ~(l)	4,853	4,439
5.270% due 11/25/2037 ^~	1,499	1,326
American Home Mortgage Investment Trust
6.600% due 01/25/2037	5,159	2,547
ASG Resecuritization Trust
2.673% due 01/28/2037 ~(l)	16,206	13,304
6.000% due 06/28/2037 ~(l)	42,305	28,681
Banc of America Alternative Loan Trust
6.000% due 07/25/2035 ^	145	145
6.000% due 04/25/2036	1,392	1,300
6.000% due 07/25/2046 ^	1,825	1,632
6.500% due 02/25/2036 ^	3,075	2,986
13.525% (- 2.2*US0001M + 16.940%) due 09/25/2035 ^~	412	489
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046 ~(l)	1,977	1,984
5.697% due 06/10/2049 ~(l)	1,786	1,805
5.734% due 07/10/2046 ~(l)	6,086	6,078
Banc of America Funding Trust
0.000% due 11/26/2036 ~	33,958	6,703
1.762% (US0001M + 0.210%) due 04/25/2037 ^~	2,461	2,040
3.633% due 09/20/2037 ~	1,035	778
3.650% due 09/20/2047 ^~	524	473
3.673% due 09/20/2046 ~	3,183	3,031
3.696% due 04/20/2035 ^~	3,666	3,344
4.984% due 08/26/2036 ~	6,059	4,864
6.000% due 10/25/2037 ^	5,776	4,336
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	1,997	1,809
5.750% due 05/25/2037 ^	1,394	1,211
6.000% due 10/25/2036 ^	242	222
Bancorp Commercial Mortgage Trust
5.227% due 08/15/2032 ~(l)	3,470	3,485
Barclays Commercial Mortgage Securities Trust
6.477% (LIBOR01M + 5.000%) due 08/15/2027 ~(l)	24,090	23,623
Bayview Commercial Asset Trust
1.772% (LIBOR01M + 0.220%) due 03/25/2037 ~	254	244
1.782% (LIBOR01M + 0.230%) due 12/25/2036 ~	395	380
1.982% (LIBOR01M + 0.645%) due 08/25/2034 ~	186	182
BCAP LLC Trust
1.508% (US0001M + 0.180%) due 05/26/2036 ~	6,122	3,958
1.558% due 02/26/2037 ~(l)	19,447	12,194
1.702% (12MTA + 0.700%) due 02/26/2047 ~(l)	21,638	15,408
1.828% (US0001M + 0.500%) due 05/26/2035 ~	7,383	5,662
3.340% due 03/26/2037 ~	2,354	2,045
3.517% due 03/27/2037 ~	8,027	5,918
3.721% due 07/26/2036 ~	1,150	961
3.807% due 07/26/2036 ~	5,066	4,692
5.500% due 12/26/2035 ~(l)	13,658	11,660
6.000% due 10/26/2037 ~	5,135	4,794
6.067% due 06/26/2037 ~(l)	8,442	7,980
6.680% due 11/26/2035 ~	2,963	3,041
7.224% due 07/26/2036 ~	795	775
13.263% due 01/26/2036 ~	13,282	3,289
Bear Stearns Adjustable Rate Mortgage Trust
3.312% due 02/25/2036 ^~	1,498	1,481
Bear Stearns ALT-A Trust
1.892% (US0001M + 0.340%) due 08/25/2036 ~(l)	37,785	36,697
2.052% (US0001M + 0.500%) due 01/25/2036 ^~(l)	12,176	12,616
2.677% (US0001M + 1.125%) due 03/25/2035 ~(l)	7,400	6,347
3.115% due 04/25/2037 ~(l)	7,940	7,333
3.260% due 03/25/2036 ~	2,961	2,205
3.399% due 08/25/2046 ~(l)	5,648	5,321
3.460% due 09/25/2035 ^~(l)	7,443	5,842
3.547% due 12/25/2046 ^~	6,893	5,475

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.807% due 07/25/2036 ~	$57,494	$33,947
Bear Stearns Commercial Mortgage Securities Trust
5.720% due 04/12/2038 ~	1,120	888
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	4,822	4,919
Citigroup Commercial Mortgage Trust
5.724% due 12/10/2049 ~(l)	15,930	12,298
Citigroup Mortgage Loan Trust
3.124% due 03/25/2037 ~	5,029	4,448
3.157% due 08/25/2037 ~	4,744	3,558
3.331% due 07/25/2036 ^~	3,731	2,927
3.461% due 03/25/2037 ^~	2,761	2,704
3.539% due 04/25/2037 ^~	852	741
3.552% due 08/25/2034 ~	6,115	5,045
5.500% due 12/25/2035 (l)	4,312	3,665
6.000% due 07/25/2036	5,543	4,084
6.500% due 09/25/2036	1,810	1,508
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~(l)	3,531	2,182
5.688% due 10/15/2048 (l)	21,332	9,627
Commercial Mortgage Loan Trust
6.077% due 12/10/2049 ~(l)	19,317	11,880
Commercial Mortgage Trust
4.000% due 07/10/2046 (l)	8,000	6,609
5.377% due 12/10/2046 (l)	3,931	3,962
5.505% due 03/10/2039 ~	944	860
5.656% due 06/10/2046 ~(l)	3,370	2,292
5.767% due 07/10/2038 ~(l)	10,700	10,039
6.382% due 06/10/2036 ~	2,850	2,833
Countrywide Alternative Loan Resecuritization Trust
3.705% due 03/25/2047 ~	2,611	2,603
7.000% due 01/25/2037	6,472	3,410
Countrywide Alternative Loan Trust
1.691% (US0001M + 0.190%) due 03/20/2047 ~	957	823
1.732% (US0001M + 0.180%) due 05/25/2036 ~(l)	23,282	18,091
1.762% (US0001M + 0.210%) due 08/25/2047 ^~	2,031	1,832
1.772% (US0001M + 0.220%) due 05/25/2047 ~(l)	18,975	12,616
1.782% (US0001M + 0.230%) due 03/25/2036 ~(l)	22,906	20,176
1.801% (US0001M + 0.300%) due 11/20/2035 ~	241	230
1.812% (US0001M + 0.260%) due 07/25/2036 ~(l)	10,057	8,131
2.252% (US0001M + 0.700%) due 10/25/2035 ^~	1,340	1,077
2.373% (12MTA + 1.310%) due 07/20/2035 ^~(l)	16,528	13,213
3.398% due 05/25/2036 ~(l)	9,050	7,682
5.500% due 11/25/2035	2,718	2,127
5.500% due 02/25/2036 ^(l)	1,798	1,600
5.500% due 02/25/2036 (l)	2,032	1,858
5.500% due 05/25/2036	6,603	6,090
5.500% due 05/25/2036 ^(l)	2,143	1,977
6.000% due 03/25/2035 ^	469	363
6.000% due 04/25/2036	854	671
6.000% due 01/25/2037 ^(l)	1,503	1,468
6.000% due 02/25/2037 ^	2,149	1,514
6.000% due 04/25/2037 ^	6,814	5,185
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	804	619
15.532% (- 2.75*US0001M + 19.800%) due 07/25/2035 ~	145	175
Countrywide Home Loan Mortgage Pass-Through Trust
3.342% due 05/20/2036 ^~	3,051	2,495
3.422% (US0001M + 1.870%) due 03/25/2046 ^~(l)	67,795	43,819
3.582% due 09/20/2036 ~	5,399	4,483
Credit Suisse Commercial Mortgage Trust
5.697% due 02/15/2039 ~(l)	6,910	6,899
Credit Suisse First Boston Mortgage Securities Corp.
4.952% due 07/15/2037 ~(l)	4,620	4,736
5.100% due 08/15/2038 ~	2,400	2,322
6.000% due 01/25/2036	401	358

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	77

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Certificates
1.738% (LIBOR01M + 0.500%) due 11/30/2037 ~		$10,750	$9,453
1.833% (US0001M + 1.500%) due 11/27/2037 ~		8,059	5,181
3.053% due 05/27/2036 ~(l)		11,180	8,911
3.191% due 12/29/2037 ~		5,380	4,492
3.287% due 10/26/2036 ~(l)		21,864	18,064
3.375% due 05/26/2036 ~		9,181	6,741
3.419% due 09/26/2047 ~(l)		25,317	17,214
3.574% due 04/28/2037 ~		7,020	6,080
5.750% due 05/26/2037 (l)		29,767	27,077
13.178% due 11/25/2037 ~		10,204	5,969
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		2,981	2,531
6.500% due 05/25/2036 ^		3,701	2,704
DBUBS Mortgage Trust
4.652% due 11/10/2046 (l)		19,203	14,236
Debussy PLC
5.930% due 07/12/2025 (l)	GBP	55,000	65,347
8.250% due 07/12/2025		10,000	5,279
Deutsche ALT-A Securities, Inc.
1.852% (US0001M + 0.300%) due 04/25/2037 ~(l)		$9,190	5,943
5.500% due 12/25/2035 ^(l)		848	762
Epic Drummond Ltd.
0.044% (EUR003M + 0.190%) due 01/25/2022 ~(l)	EUR	3,514	4,193
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	4	7,340
0.513% (EUR003M + 0.840%) due 03/13/2045 ~	EUR	7,067	6,423
0.820% (BP0003M + 0.300%) due 06/13/2045 ~	GBP	1,594	1,803
1.520% (BP0003M + 1.000%) due 06/13/2045 ~		18,264	23,215
1.770% (BP0003M + 1.250%) due 06/13/2045 ~		18,845	22,224
2.120% (BP0003M + 1.600%) due 09/13/2045 ~		15,406	20,129
2.270% (BP0003M + 1.750%) due 06/13/2045 ~		11,599	13,643
2.770% (BP0003M + 2.250%) due 09/13/2045 ~		10,990	14,270
4.020% (BP0003M + 3.500%) due 06/13/2045 ~		4,115	5,078
4.370% (BP0003M + 3.850%) due 09/13/2045 ~		9,132	11,158
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)(g)		$9	9
0.000% due 05/25/2020 (b)(g)		16	13
0.000% due 06/25/2020 ^(b)(g)		7	7
0.000% due 03/25/2035 (b)(g)		114	96
First Horizon Mortgage Pass-Through Trust
3.311% due 05/25/2037 ^~(l)		7,226	6,176
Fondo de Titulizacion de Activos UCI
0.000% (EUR003M + 0.150%) due 06/16/2049 ~	EUR	3,566	3,894
Freddie Mac
3.857% due 12/25/2042 ~		$900	920
GC Pastor Hipotecario FTA
0.000% (EUR003M + 0.170%) due 06/21/2046 ~(l)	EUR	27,929	29,068
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~(l)		$44,200	44,743
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	10,839	11,315
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~(l)		$28,657	26,256
GSC Capital Corp. Mortgage Trust
1.732% (US0001M + 0.180%) due 05/25/2036 ^~		3,333	2,958
HarborView Mortgage Loan Trust
2.587% (COF 11 + 1.850%) due 06/19/2045 ^~		1,372	919

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hipocat FTA
0.000% (EUR003M + 0.160%) due 01/15/2050 ~	EUR	5,003	$5,400
HomeBanc Mortgage Trust
3.275% due 04/25/2037 ^~(l)		$7,197	6,238
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^(l)		12,892	11,674
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% (EUR003M + 0.140%) due 03/22/2043 ~(l)	EUR	36,029	37,194
IM Pastor Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.140%) due 03/22/2044 ~		1,100	1,164
Impac Secured Assets Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~(l)		$6,244	5,982
IndyMac Mortgage Loan Trust
1.539% (LIBOR01M + 0.210%) due 11/25/2036 ~		274	264
3.311% due 11/25/2035 ^~		5,168	4,539
3.631% due 06/25/2036 ~		1,416	1,323
Jefferies Resecuritization Trust
6.000% due 12/26/2036 ~		3,978	1,706
JPMorgan Alternative Loan Trust
1.829% (US0001M + 0.500%) due 06/27/2037 ~(l)		14,798	12,422
3.382% due 11/25/2036 ^~(l)		1,247	1,281
3.527% due 05/25/2036 ^~		1,123	916
6.000% due 12/25/2035 ^		1,283	1,244
12.221% due 06/27/2037 ~(l)		14,620	10,361
JPMorgan Chase Commercial Mortgage Securities Trust
2.972% due 05/15/2045 ~		4,227	2,166
4.000% due 08/15/2046 ~		2,732	1,520
4.904% due 10/15/2032 «~		4,700	4,425
5.010% due 07/15/2042 ~		3,195	3,195
5.580% due 01/12/2043 ~(l)		3,412	3,423
6.022% due 06/12/2041 ~(l)		10,975	10,975
JPMorgan Resecuritization Trust
3.527% due 03/21/2037 ~		5,413	4,707
6.000% due 09/26/2036		2,905	2,315
6.500% due 04/26/2036 ~		6,661	4,034
Lansdowne Mortgage Securities PLC
0.009% (EUR003M + 0.340%) due 09/16/2048 ~	EUR	11,456	12,096
Lavender Trust
6.250% due 10/26/2036		$5,312	4,439
LB-UBS Commercial Mortgage Trust
5.761% due 02/15/2040 ~(l)		6,683	6,738
5.793% due 06/15/2038 ~		3,079	2,881
Lehman Mortgage Trust
6.000% due 01/25/2038 ^		3,605	3,676
Lehman XS Trust
2.452% (US0001M + 0.900%) due 08/25/2047 ~		643	546
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^		3,955	3,623
Merrill Lynch Mortgage Investors Trust
3.280% due 03/25/2036 ^~(l)		13,188	10,158
Mesdag Delta BV
0.094% (EUR003M + 0.240%) due 01/25/2020 ~(l)	EUR	14,841	17,449
Morgan Stanley Capital Trust
5.399% due 12/15/2043 (l)		$6,379	5,034
5.862% due 07/12/2044 ~(l)		3,418	3,416
5.995% due 06/11/2049 ~(l)		5,387	5,398
6.121% due 08/12/2041 ~(l)		7,225	7,505
Morgan Stanley Mortgage Loan Trust
1.722% (US0001M + 0.170%) due 05/25/2036 ~		195	88
3.519% due 05/25/2036 ^~		2,929	2,221
5.962% due 06/25/2036 ~		2,365	1,147
Morgan Stanley Re-REMIC Trust
2.274% (US0001M + 0.230%) due 02/26/2037 ~		5,572	4,485
2.295% due 03/26/2037		3,341	2,855

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Resecuritization Trust
3.598% due 06/26/2035 ~		$10,861	$6,039
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «		5,937	5,180
Motel 6 Trust
8.404% due 08/15/2019 ~		42,824	43,836
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(g)		8	7
RBSSP Resecuritization Trust
3.826% due 09/26/2035 ~		7,685	5,758
6.000% due 06/26/2037 ~		1,429	1,200
7.839% due 06/26/2037 ~		690	597
Residential Accredit Loans, Inc. Trust
1.702% (US0001M + 0.150%) due 02/25/2037 ~(l)		798	750
6.000% due 12/25/2035 ^(l)		3,332	3,260
6.000% due 11/25/2036 ^		4,010	3,611
6.250% due 02/25/2037 ^		5,325	4,864
6.500% due 09/25/2037 ^		1,891	1,683
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032 (l)		1,009	857
Residential Asset Securitization Trust
6.000% due 05/25/2036		1,193	1,163
6.000% due 02/25/2037 ^		242	186
6.000% due 03/25/2037 ^		3,319	2,364
6.250% due 10/25/2036 ^		160	160
RiverView HECM Trust
1.810% (T1Y + 0.500%) due 05/25/2047 «~(l)		19,210	16,221
Sequoia Mortgage Trust
2.056% (US0006M + 0.600%) due 02/20/2034 ~		607	584
2.982% due 09/20/2032 ~		716	703
Structured Adjustable Rate Mortgage Loan Trust
3.821% due 04/25/2036 ^~		528	518
Structured Asset Mortgage Investments Trust
1.762% (US0001M + 0.210%) due 05/25/2036 ~		39	31
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^		1,759	1,207
Suntrust Adjustable Rate Mortgage Loan Trust
3.536% due 02/25/2037 ^~(l)		7,231	6,242
Theatre Hospitals PLC
3.379% (BP0003M + 3.000%) due 10/15/2031 ~(l)	GBP	37,805	50,093
4.129% (BP0003M + 3.750%) due 10/15/2031 ~		1,791	2,369
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~(l)		$16,690	16,705
5.720% due 10/15/2048 ~(l)		600	586
WaMu Mortgage Pass-Through Certificates Trust
2.237% (COF 11 + 1.500%) due 07/25/2046 ~		367	360
3.213% due 08/25/2036 ^~		2,874	2,803
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (g)	GBP	0	2,172
1.286% due 12/21/2049 ~		25,840	34,948
1.986% due 12/21/2049 ~		2,261	3,064
2.486% due 12/21/2049 ~		1,130	1,536
2.986% due 12/21/2049 ~		646	880
3.486% due 12/21/2049 ~		646	878
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~		0	141,647
Washington Mutual Mortgage Pass-Through Certificates Trust
1.792% (US0001M + 0.240%) due 01/25/2047 ^~(l)		$2,644	2,426
2.033% (12MTA + 0.970%) due 06/25/2046 ~(l)		10,187	6,191
5.750% due 11/25/2035 ^(l)		2,088	1,948
5.967% due 05/25/2036 ^(l)		8,471	7,162
Wells Fargo Mortgage Loan Trust
3.537% due 03/27/2037 ~(l)		8,016	7,267

Total Non-Agency Mortgage-Backed Securities (Cost $1,623,460)			1,689,307

78	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 72.7%
Aames Mortgage Investment Trust
2.318% (US0001M + 0.990%) due 07/25/2035 ~(l)		$19,113	$18,322
Accredited Mortgage Loan Trust
2.452% (US0001M + 0.900%) due 07/25/2035 ~(l)		5,453	5,486
ACE Securities Corp. Home Equity Loan Trust
1.662% (US0001M + 0.110%) due 12/25/2036 ~		26,319	11,283
1.852% (US0001M + 0.300%) due 02/25/2036 ~(l)		4,635	4,618
2.172% (US0001M + 0.620%) due 02/25/2036 ^~(l)		6,610	6,241
2.527% (US0001M + 0.975%) due 07/25/2035 ~		2,900	2,937
2.647% (US0001M + 1.095%) due 07/25/2035 ^~(l)		17,938	12,633
3.052% (US0001M + 1.500%) due 11/25/2034 ~		1,129	1,134
Adagio CLO DAC
1.000% due 04/30/2031 «~	EUR	1,800	1,893
Aegis Asset-Backed Securities Trust
1.982% (US0001M + 0.430%) due 12/25/2035 ~(l)		$25,300	23,639
2.032% (US0001M + 0.480%) due 06/25/2035 ~(l)		12,094	10,669
Airspeed Ltd.
1.747% (LIBOR01M + 0.270%) due 06/15/2032 ~		14,956	12,897
American Money Management Corp. CLO Ltd.
7.419% (US0003M + 6.060%) due 04/14/2029 ~(l)		6,100	6,169
8.516% (US0003M + 6.980%) due 12/09/2026 ~(l)		10,000	10,104
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.002% (US0001M + 0.450%) due 01/25/2036 ~(l)		22,225	21,536
2.162% (US0001M + 0.610%) due 09/25/2035 ~(l)		13,750	13,100
2.393% (US0001M + 1.065%) due 11/25/2034 ~		5,526	5,329
2.602% (US0001M + 1.050%) due 04/25/2035 ~(l)		21,004	20,651
3.502% (US0001M + 1.950%) due 09/25/2032 ~		1,148	1,105
4.553% due 05/25/2034 ^		2,745	2,755
Amortizing Residential Collateral Trust
2.677% (US0001M + 1.125%) due 08/25/2032 ~		695	688
Anchorage Capital CLO Ltd.
6.359% (US0003M + 5.000%) due 10/15/2026 ~(l)		7,000	7,000
Arbor Realty Commercial Real Estate Notes Ltd.
5.977% (US0001M + 4.500%) due 04/15/2027 ~		5,300	5,370
Argent Securities Trust
1.652% (US0001M + 0.100%) due 06/25/2036 ~		2,126	905
1.672% (US0001M + 0.120%) due 04/25/2036 ~		1,237	542
1.702% (US0001M + 0.150%) due 06/25/2036 ~		4,460	1,915
1.702% (US0001M + 0.150%) due 09/25/2036 ~		9,352	4,138
1.742% (US0001M + 0.190%) due 03/25/2036 ~(l)		13,387	8,082
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.872% (US0001M + 0.320%) due 01/25/2036 ~(l)		17,935	15,357
1.932% (US0001M + 0.380%) due 02/25/2036 ~(l)		36,162	28,523
2.012% (US0001M + 0.460%) due 11/25/2035 ~		5,851	4,054
2.827% (US0001M + 1.275%) due 11/25/2034 ~(l)		9,031	8,280

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Funding Certificates Trust
2.102% (US0001M + 0.550%) due 07/25/2035 ~(l)		$7,400	$6,731
2.602% (US0001M + 1.050%) due 03/25/2034 ~		1,169	1,092
Asset-Backed Securities Corp. Home Equity Loan Trust
4.477% (US0001M + 3.000%) due 08/15/2033 ~		700	700
Banco Bilbao Vizcaya Argentaria, S.A.
0.321% (EUR003M + 0.650%) due 03/22/2046 «~	EUR	1,400	1,172
Bear Stearns Asset-Backed Securities Trust
1.692% (US0001M + 0.140%) due 12/25/2036 ~(l)		$18,845	19,628
2.752% (US0001M + 1.200%) due 07/25/2035 ~(l)		38,840	33,312
3.052% (LIBOR01M + 1.500%) due 10/27/2032 ~		355	350
3.427% (US0001M + 1.875%) due 12/25/2034 ~(l)		18,650	16,080
3.650% due 10/25/2036 ~		626	581
6.000% due 12/25/2035 ^		654	592
Benefit Street Partners CLO Ltd.
6.863% (US0003M + 5.500%) due 01/20/2028 ~(l)		5,900	5,900
BSPRT Issuer Ltd.
5.727% (US0001M + 4.250%) due 06/15/2027 ~		12,900	13,023
Carlyle Global Market Strategies CLO Ltd.
6.674% (US0003M + 5.300%) due 04/27/2027 ~		1,750	1,763
Carrington Mortgage Loan Trust
1.632% (US0001M + 0.080%) due 10/25/2036 ~		1,133	758
1.812% (US0001M + 0.260%) due 02/25/2037 ~(l)		8,300	7,402
1.972% (US0001M + 0.420%) due 02/25/2037 ~(l)		13,201	9,959
2.602% (US0001M + 1.050%) due 05/25/2035 ~		4,400	4,183
Cavendish Square Funding PLC
0.611% (EUR003M + 0.940%) due 02/11/2055 ~	EUR	1,500	1,732
1.521% (EUR003M + 1.850%) due 02/11/2055 ~		3,500	4,158
CIFC Funding Ltd.
0.000% due 05/24/2026 (g)		$3,390	1,989
Citigroup Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~(l)		29,317	25,357
1.702% (US0001M + 0.150%) due 12/25/2036 ~(l)		24,870	13,496
1.712% (US0001M + 0.160%) due 09/25/2036 ~(l)		19,349	14,935
1.752% (US0001M + 0.200%) due 05/25/2037 ~		744	559
1.772% (US0001M + 0.220%) due 12/25/2036 ~		5,009	2,754
2.252% (US0001M + 0.700%) due 11/25/2046 ~		4,867	2,866
6.351% due 05/25/2036 ^		3,110	1,887
Citigroup Mortgage Loan Trust, Inc.
1.962% (US0001M + 0.410%) due 10/25/2035 ~(l)		7,350	7,366
Conseco Finance Securitizations Corp.
9.546% due 12/01/2033 ~(l)		6,480	7,030
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	3,354
3.600% due 11/27/2028		1,197	1,445
4.500% due 11/27/2028		1,047	1,263
6.200% due 11/27/2028		1,296	1,570
Coronado CDO Ltd.
2.987% (US0003M + 1.500%) due 09/04/2038 ~		$26,800	18,953
6.000% due 09/04/2038		4,300	3,498
Countrywide Asset-Backed Certificates
1.682% (US0001M + 0.130%) due 12/25/2036 ^~(l)		32,752	30,088

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.692% (US0001M + 0.140%) due 06/25/2035 ~(l)		$69,335	$62,212
1.692% (US0001M + 0.140%) due 03/25/2037 ~(l)		23,642	19,978
1.692% (US0001M + 0.140%) due 07/25/2037 ^~(l)		12,474	10,974
1.692% (US0001M + 0.140%) due 06/25/2047 ^~(l)		50,898	40,744
1.702% (US0001M + 0.150%) due 04/25/2047 ~		1,989	1,940
1.702% (US0001M + 0.150%) due 06/25/2047 ^~(l)		18,255	17,323
1.712% (US0001M + 0.160%) due 05/25/2036 ~(l)		9,584	7,793
1.752% (US0001M + 0.200%) due 06/25/2037 ^~(l)		21,914	18,394
1.768% (US0001M + 0.440%) due 04/25/2036 ~(l)		10,000	9,970
1.772% (US0001M + 0.220%) due 05/25/2037 ~(l)		25,000	21,253
1.772% (US0001M + 0.220%) due 08/25/2037 ~(l)		26,000	22,418
1.772% (US0001M + 0.220%) due 05/25/2047 ~(l)		17,951	15,798
1.772% (US0001M + 0.220%) due 06/25/2047 ^~(l)		19,000	14,093
1.782% (US0001M + 0.230%) due 04/25/2047 ~(l)		35,000	27,253
1.792% (US0001M + 0.240%) due 03/25/2036 ~(l)		36,840	33,353
1.792% (US0001M + 0.240%) due 04/25/2036 ~		811	659
1.818% (US0001M + 0.490%) due 04/25/2036 ~(l)		15,850	9,039
1.842% (US0001M + 0.290%) due 10/25/2047 ~(l)		59,229	51,586
1.942% (US0001M + 0.390%) due 04/25/2036 ~		8,762	6,389
2.002% (US0001M + 0.450%) due 03/25/2047 ^~		2,050	1,257
2.102% (US0001M + 0.550%) due 05/25/2047 ~		4,354	3,080
2.302% (US0001M + 0.750%) due 03/25/2034 ~		626	631
2.752% (US0001M + 1.200%) due 06/25/2033 ~		128	114
3.052% (US0001M + 1.500%) due 02/25/2035 ~		4,300	4,436
4.804% due 10/25/2046 ^~(l)		669	633
4.891% due 10/25/2032 ^~(l)		23,851	21,479
Countrywide Asset-Backed Certificates Trust
1.702% (US0001M + 0.150%) due 03/25/2047 ~(l)		13,175	12,780
1.848% (US0001M + 0.520%) due 05/25/2036 ~(l)		32,154	26,895
2.282% (US0001M + 0.730%) due 07/25/2035 ~(l)		6,900	7,034
3.277% (US0001M + 1.725%) due 11/25/2034 ~(l)		13,611	13,191
Crecera Americas LLC
4.567% due 08/31/2020 ~		49,923	49,978
Credit-Based Asset Servicing and Securitization CBO Corp.
1.350% (US0003M + 0.250%) due 09/06/2041 ~		65,385	7,290
Credit-Based Asset Servicing and Securitization LLC
2.182% (US0001M + 0.630%) due 07/25/2035 ~		3,000	2,608
Dekania Europe CDO PLC
0.191% (EUR003M + 0.520%) due 09/27/2037 ~	EUR	4,589	5,259
ECAF Ltd.
4.947% due 06/15/2040		$5,914	5,928
Encore Credit Receivables Trust
2.242% (US0001M + 0.690%) due 07/25/2035 ~		421	390
Euromax ABS PLC
0.011% (EUR003M + 0.340%) due 11/10/2095 ~	EUR	6,000	6,466

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	79

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FAB UK Ltd.
0.000% due 12/06/2045 (g)	GBP	10,468	$6,493
Fieldstone Mortgage Investment Trust
1.498% (US0001M + 0.170%) due 07/25/2036 ~		$6,601	3,818
First Franklin Mortgage Loan Trust
0.000% due 04/25/2036 (g)(l)		8,040	6,889
1.792% (US0001M + 0.240%) due 04/25/2036 ~(l)		6,825	5,988
1.932% (US0001M + 0.380%) due 02/25/2036 ~		5,500	4,133
2.002% (US0001M + 0.450%) due 11/25/2036 ~		2,066	2,069
2.497% (US0001M + 0.945%) due 09/25/2035 ~		6,274	4,306
2.527% (US0001M + 0.975%) due 05/25/2036 ~(l)		15,609	8,052
Fremont Home Loan Trust
1.702% (US0001M + 0.150%) due 01/25/2037 ~		3,875	2,254
1.792% (US0001M + 0.240%) due 02/25/2037 ~		1,587	935
2.287% (US0001M + 0.735%) due 07/25/2035 ~		2,800	2,807
Glacier Funding CDO Ltd.
1.583% (US0003M + 0.270%) due 08/04/2035 ~		25,926	6,767
Greenpoint Manufactured Housing
9.230% due 12/15/2029 ~(l)		9,485	8,191
Greystone Commercial Real Estate Ltd.
6.227% (US0001M + 4.750%) due 03/15/2027 ~(l)		25,000	25,037
GSAA Home Equity Trust
5.058% due 05/25/2035		5,158	5,290
GSAMP Trust
1.612% (US0001M + 0.060%) due 01/25/2037 ~		4,043	2,592
1.642% (US0001M + 0.090%) due 01/25/2037 ~		1,206	776
1.712% (US0001M + 0.160%) due 04/25/2036 ~(l)		704	527
1.712% (US0001M + 0.160%) due 05/25/2046 ~(l)		822	813
1.752% (US0001M + 0.200%) due 11/25/2036 ~		4,977	3,023
1.802% (US0001M + 0.250%) due 12/25/2036 ~		5,303	2,958
1.822% (US0001M + 0.270%) due 04/25/2036 ~(l)		25,099	19,235
3.202% (US0001M + 1.650%) due 10/25/2034 ~		599	584
4.102% (US0001M + 2.550%) due 10/25/2033 ~		484	483
Halcyon Loan Advisors European Funding BV
0.010% due 04/15/2030 ~	EUR	1,400	1,616
Hillcrest CDO Ltd.
1.876% (LIBOR03M + 0.340%) due 12/10/2039 ~		$51,663	21,306
Home Equity Asset Trust
2.647% (US0001M + 1.095%) due 05/25/2035 ~		3,800	3,712
2.752% (US0001M + 1.200%) due 07/25/2035 ~		4,000	3,664
Home Equity Loan Trust
1.892% (US0001M + 0.340%) due 04/25/2037 ~(l)		8,000	6,212
Home Equity Mortgage Loan Asset-Backed Trust
1.712% (US0001M + 0.160%) due 11/25/2036 ~		6,370	4,903
1.792% (US0001M + 0.240%) due 04/25/2037 ~		4,159	2,933
1.992% (US0001M + 0.440%) due 03/25/2036 ~		1,504	1,332
House of Europe Funding PLC
0.000% (EUR003M + 0.280%) due 11/08/2090 ~	EUR	5,600	6,607

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hout Bay Corp.
1.629% (LIBOR01M + 0.250%) due 07/05/2041 ~		$85,644	$26,764
HSI Asset Securitization Corp. Trust
1.662% (US0001M + 0.110%) due 12/25/2036 ~(l)		26,030	11,766
1.712% (US0001M + 0.160%) due 10/25/2036 ~(l)		10,145	5,798
1.722% (US0001M + 0.170%) due 12/25/2036 ~(l)		15,943	7,220
1.742% (US0001M + 0.190%) due 01/25/2037 ~(l)		46,268	34,408
1.942% (US0001M + 0.390%) due 11/25/2035 ~(l)		5,830	5,594
IXIS Real Estate Capital Trust
2.527% (US0001M + 0.975%) due 09/25/2035 ^~		5,457	3,944
JPMorgan Mortgage Acquisition Corp.
1.942% (US0001M + 0.390%) due 05/25/2035 ~(l)		5,000	4,942
JPMorgan Mortgage Acquisition Trust
1.692% (US0001M + 0.140%) due 03/25/2047 ~(l)		6,054	6,046
1.702% (US0001M + 0.150%) due 07/25/2036 ~		2,294	1,191
1.712% (US0001M + 0.160%) due 07/25/2036 ^~		1,411	617
5.462% due 09/25/2029 ^		4,429	3,789
5.888% due 10/25/2036 ^(l)		14,763	12,624
Jubilee CLO BV
0.000% due 01/15/2028 ~	EUR	7,000	6,081
Lehman XS Trust
4.942% due 05/25/2037 ^~(l)		$14,136	12,397
Long Beach Mortgage Loan Trust
1.742% (US0001M + 0.190%) due 02/25/2036 ~(l)		53,634	37,747
2.197% (US0001M + 0.645%) due 11/25/2035 ~(l)		28,200	27,913
2.202% (US0001M + 0.650%) due 09/25/2034 ~		1,216	1,171
2.257% (US0001M + 0.705%) due 11/25/2035 ~(l)		31,295	23,369
2.527% (US0001M + 0.975%) due 04/25/2035 ~(l)		38,750	36,563
Magnetite Ltd.
6.309% (US0003M + 4.950%) due 04/15/2026 ~(l)		4,900	4,913
MASTR Asset-Backed Securities Trust
1.722% (US0001M + 0.170%) due 06/25/2036 ~(l)		8,876	7,865
1.722% (US0001M + 0.170%) due 10/25/2036 ~(l)		3,121	3,025
1.732% (US0001M + 0.180%) due 02/25/2036 ~		9,110	5,290
1.792% (US0001M + 0.240%) due 06/25/2036 ~		3,984	2,407
1.842% (US0001M + 0.290%) due 12/25/2035 ~(l)		6,200	6,104
1.912% (US0001M + 0.360%) due 12/25/2035 ~(l)		11,886	7,236
Morgan Stanley ABS Capital, Inc. Trust
1.612% (US0001M + 0.060%) due 09/25/2036 ~		4,140	2,147
1.622% (US0001M + 0.070%) due 10/25/2036 ~		5	3
1.692% (US0001M + 0.140%) due 10/25/2036 ~(l)		10,441	6,141
1.702% (US0001M + 0.150%) due 06/25/2036 ~(l)		10,277	7,524
1.702% (US0001M + 0.150%) due 09/25/2036 ~		8,317	4,382
1.702% (US0001M + 0.150%) due 11/25/2036 ~(l)		20,375	13,698
1.772% (US0001M + 0.220%) due 10/25/2036 ~		5,032	2,992
2.197% (US0001M + 0.645%) due 09/25/2035 ~(l)		6,457	6,491
2.227% (US0001M + 0.675%) due 09/25/2035 ~(l)		18,121	16,273

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.587% (US0001M + 1.035%) due 01/25/2035 ~	$4,906	$2,304
3.502% (US0001M + 1.950%) due 05/25/2034 ~	2,299	2,247
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~	33,525	16,532
1.000% (7-DayAuc) due 03/25/2038 ~	53,475	26,369
New Century Home Equity Loan Trust
4.552% (US0001M + 3.000%) due 01/25/2033 ^~	597	575
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.882% (US0001M + 0.330%) due 10/25/2036 ^~	5,172	1,941
1.972% (US0001M + 0.420%) due 02/25/2036 ~(l)	30,900	21,437
Ocean Trails CLO
6.513% due 08/13/2025 ~	3,500	3,517
Option One Mortgage Loan Trust
1.682% (US0001M + 0.130%) due 07/25/2037 ~(l)	18,376	12,842
1.692% (US0001M + 0.140%) due 01/25/2037 ~(l)	12,304	8,240
1.772% (US0001M + 0.220%) due 01/25/2037 ~	2,509	1,699
1.802% (US0001M + 0.250%) due 03/25/2037 ~	744	461
1.882% (US0001M + 0.330%) due 04/25/2037 ~	2,942	1,986
Option One Mortgage Loan Trust Asset-Backed Certificates
2.012% (US0001M + 0.460%) due 11/25/2035 ~	13,200	12,204
Park Place Securities, Inc.
2.182% (US0001M + 0.630%) due 09/25/2035 ~(l)	7,240	5,998
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.042% (US0001M + 0.490%) due 08/25/2035 ~(l)	8,350	7,655
2.377% (US0001M + 0.825%) due 07/25/2035 ~(l)	30,950	29,473
2.587% (US0001M + 1.035%) due 03/25/2035 ^~(l)	7,500	6,915
2.677% (US0001M + 1.125%) due 10/25/2034 ~(l)	10,000	8,816
2.872% (US0001M + 1.320%) due 01/25/2036 ^~(l)	11,978	11,542
3.277% (US0001M + 1.725%) due 02/25/2035 ~(l)	29,447	26,189
3.577% (US0001M + 2.025%) due 12/25/2034 ~(l)	25,974	23,044
Popular ABS Mortgage Pass-Through Trust
1.942% (US0001M + 0.390%) due 02/25/2036 ~(l)	7,000	6,900
2.242% (US0001M + 0.690%) due 06/25/2035 ~	626	531
2.702% (US0001M + 1.150%) due 06/25/2035 ~	1,349	1,084
Putnam Structured Product CDO Ltd.
9.092% due 02/25/2037	57	57
RAAC Trust
3.302% (US0001M + 1.750%) due 05/25/2046 ~(l)	17,151	14,498
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	3,178	1,663
Residential Asset Mortgage Products Trust
1.872% (US0001M + 0.320%) due 01/25/2036 ~(l)	13,327	11,604
1.932% (US0001M + 0.380%) due 01/25/2036 ~	4,360	4,262
2.272% (US0001M + 0.720%) due 02/25/2035 ~	250	250
2.302% (US0001M + 0.750%) due 04/25/2034 ~	4,353	4,324
2.422% (US0001M + 0.870%) due 04/25/2034 ~	5,053	4,999

80	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.127% (US0001M + 1.575%) due 04/25/2034 ^~	$1,320	$1,011
3.532% (US0001M + 1.980%) due 04/25/2034 ^~	1,738	1,308
Residential Asset Securities Corp. Trust
1.682% (US0001M + 0.130%) due 11/25/2036 ~(l)	11,931	9,799
1.722% (US0001M + 0.170%) due 10/25/2036 ~(l)	14,464	10,772
1.782% (US0001M + 0.230%) due 06/25/2036 ~(l)	41,332	36,407
1.832% (US0001M + 0.280%) due 04/25/2036 ~(l)	5,270	5,036
1.882% (LIBOR01M + 0.660%) due 12/25/2035 ~(l)	18,772	15,777
1.882% (US0001M + 0.330%) due 04/25/2036 ~	8,583	6,137
1.892% (US0001M + 0.340%) due 05/25/2037 ~(l)	9,275	8,164
2.677% (US0001M + 1.125%) due 02/25/2035 ~	1,900	1,905
Securitized Asset-Backed Receivables LLC Trust
1.692% (US0001M + 0.140%) due 07/25/2036 ~(l)	24,771	20,678
1.712% (US0001M + 0.160%) due 07/25/2036 ~	2,981	1,558
1.802% (US0001M + 0.250%) due 05/25/2036 ~(l)	19,449	11,939
1.822% (US0001M + 0.270%) due 03/25/2036 ~(l)	8,902	7,992
2.002% (US0001M + 0.450%) due 10/25/2035 ~(l)	13,000	12,557
2.152% (US0001M + 0.600%) due 11/25/2035 ~(l)	11,326	7,025
2.212% (US0001M + 0.660%) due 08/25/2035 ~(l)	4,579	2,942
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(g)	25	26,142
SLM Student Loan Trust
0.000% due 01/25/2042 «(g)	20	16,626
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(g)	21,280	13,032
0.000% due 03/25/2036 «(g)	200	4,813
0.000% due 05/25/2040 «(g)	22,175	11,755
0.000% due 07/25/2040 «(g)	110	6,517
0.000% due 09/25/2040 «(g)	9,122	5,254
Soloso CDO Ltd.
1.670% (US0003M + 0.320%) due 10/07/2037 ~	11,318	6,904
Sound Point CLO Ltd.
6.213% (US0003M + 4.850%) due 01/23/2027 ~	1,000	1,005
Soundview Home Loan Trust
1.702% (US0001M + 0.150%) due 06/25/2037 ~	3,771	2,811
1.712% (US0001M + 0.160%) due 11/25/2036 ~(l)	9,653	9,392
1.732% (US0001M + 0.180%) due 02/25/2037 ~	8,583	3,376
1.812% (US0001M + 0.260%) due 02/25/2037 ~	9,961	3,982
1.832% (US0001M + 0.280%) due 05/25/2036 ~(l)	14,665	14,010
1.902% (US0001M + 0.350%) due 03/25/2036 ~(l)	7,933	7,585
2.502% (US0001M + 0.950%) due 10/25/2037 ~(l)	7,816	6,114
2.652% (US0001M + 1.100%) due 09/25/2037 ~	2,642	2,406
Specialty Underwriting & Residential Finance Trust
1.902% (US0001M + 0.350%) due 03/25/2037 ~	655	351
2.527% (US0001M + 0.975%) due 12/25/2035 ~	4,204	4,204
3.352% (US0001M + 1.800%) due 05/25/2035 ~	2,142	2,103
4.286% due 02/25/2037 ^	3,577	1,982
Symphony CLO Ltd.
5.959% (US0003M + 4.600%) due 07/14/2026 ~(l)	10,700	10,690

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.259% (US0003M + 4.900%) due 10/15/2025 ~(l)		$9,850	$9,886
Taberna Preferred Funding Ltd.
1.731% (LIBOR03M + 0.340%) due 05/05/2038 ~		14,323	13,463
1.741% (LIBOR03M + 0.350%) due 02/05/2037 ~		27,809	24,611
1.771% (US0003M + 0.380%) due 08/05/2036 ^~		19,007	15,206
1.771% (US0003M + 0.380%) due 08/05/2036 ~		4,725	3,780
Trapeza CDO LLC
2.189% (US0006M + 0.850%) due 01/20/2034 ~(l)		20,390	19,778
Wachovia Mortgage Loan Trust
2.242% (US0001M + 0.690%) due 10/25/2035 ~(l)		8,000	6,729
Wells Fargo Home Equity Asset-Backed Securities Trust
1.882% (US0001M + 0.330%) due 05/25/2036 ~		5,000	4,908

Total Asset-Backed Securities (Cost $2,143,683)			2,350,819

SOVEREIGN ISSUES 3.6%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	9,992	8,783
3.375% due 01/15/2023		800	981
3.875% due 01/15/2022		7,800	9,879
5.000% due 01/15/2027 (l)		3,400	4,240
5.250% due 01/15/2028		800	1,000
6.250% due 11/09/2047		700	854
7.820% due 12/31/2033 (l)		33,241	46,725
7.820% due 12/31/2033		2,005	2,800
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	308,750	16,536
26.555% (BADLARPP + 3.250%) due 03/01/2020 ~		4,700	258
28.750% due 06/21/2020 ~		215,424	12,295
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	156	190
4.900% due 09/15/2021		100	127
4.950% due 02/11/2020		100	128
Indonesia Government International Bond
4.350% due 01/11/2048		$800	814
Peru Government International Bond
6.350% due 08/12/2028	PEN	14,900	5,039
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,900	2,369
Sri Lanka Government International Bond
6.200% due 05/11/2027		$800	846
Venezuela Government International Bond
6.000% due 12/09/2020 ^		1,330	303
9.250% due 09/15/2027		1,654	364

Total Sovereign Issues (Cost $103,616)			114,531

		SHARES
COMMON STOCKS 3.2%

CONSUMER DISCRETIONARY 0.9%
Caesars Entertainment Corp. (e)		2,222,152	28,110

ENERGY 0.6%
Dommo Energia S.A. «(e)(j)		54,507,380	1,807
Dommo Energia S.A. SP - ADR «		858,034	0
Forbes Energy Services Ltd. (e)(j)		152,625	1,511
Ocean Rig UDW, Inc. (e)		545,970	14,632

			17,950

FINANCIALS 1.7%
TIG FinCo PLC «(j)		2,651,536	3,580
VICI Properties, Inc. (e)(j)		2,572,665	52,740

			56,320

		SHARES	MARKET VALUE (000S)
UTILITIES 0.0%
Eneva S.A. (e)(j)		32,781	$136

Total Common Stocks (Cost $88,920)			102,516

WARRANTS 0.0%

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		2,530,304	867

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		119,330	23

Total Warrants (Cost $314)			890

PREFERRED SECURITIES 1.3%

INDUSTRIALS 1.3%
Sequa Corp.
9.000% «		46,953	42,258

Total Preferred Securities (Cost $46,953)			42,258

SHORT-TERM INSTRUMENTS 4.0%

REPURCHASE AGREEMENTS (k) 2.5%
			81,889

		PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.0%
25.601% due 09/14/2018 (g)	ARS	11,900	541

U.S. TREASURY BILLS 1.5%
1.140% due 01/04/2018 - 03/01/2018 (f)(g)(l)(n)(p)		$49,397	49,340

Total Short-Term Instruments (Cost $131,818)			131,770

Total Investments in Securities (Cost $5,461,307)			5,696,344

		SHARES
INVESTMENTS IN AFFILIATES 0.3%

COMMON STOCKS 0.3%

INDUSTRIALS 0.3%
Sierra Hamilton Holder LLC «(j)		30,136,800	8,768

Total Common Stocks (Cost $7,639)			8,768

Total Investments in Affiliates (Cost $7,639)			8,768

Total Investments 176.4% (Cost $5,468,946)			$5,705,112

Financial Derivative Instruments (m)(o) (0.6)% (Cost or Premiums, net $(3,719))			(20,550)

Other Assets and Liabilities, net (75.8)%			(2,450,105)

Net Assets 100.0%			$3,234,457

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	81

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

(j)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Caesars Entertainment Corp. 5.000% due 10/01/2024	06/13/2017 - 07/17/2017	$5,509	$5,725	0.18%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	1,423	1,807	0.06
Eneva S.A	12/21/2017	141	138	0.00
Forbes Energy Services Ltd.	02/27/2013 - 03/11/2014	7,380	1,511	0.04
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	26,437	0.82
Sierra Hamilton Holder LLC	07/31/2017	7,639	8,768	0.27
TIG FinCo PLC	04/02/2015	3,931	3,580	0.11
VICI Properties, Inc.	03/03/2014 - 11/06/2017	37,244	52,740	1.63

		$86,467	$100,706	3.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$5,489	U.S. Treasury Notes 1.375% due 06/30/2023	$(5,602)	$5,489	$5,489
NOM	1.300	12/29/2017	01/02/2018	15,500	U.S. Treasury Notes 2.000% due 11/15/2026	(15,820)	15,500	15,502
RDR	1.850	12/29/2017	01/02/2018	60,900	U.S. Treasury Notes 1.500% due 08/15/2026	(62,281)	60,900	60,913

Total Repurchase Agreements						$(83,703)	$81,889	$81,904

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	11/10/2017	TBD	(3)	$ (3,547)	$(3,546)
	2.300	12/11/2017	01/11/2018		(13,940)	(13,960)
	2.350	11/16/2017	02/16/2018		(6,184)	(6,203)
	2.600	12/05/2017	03/05/2018		(3,924)	(3,932)
	2.709	10/13/2017	01/16/2018		(80,767)	(81,259)
	2.721	10/26/2017	01/26/2018		(14,426)	(14,500)
	2.758	12/21/2017	03/21/2018		(8,036)	(8,043)
	2.759	11/09/2017	02/09/2018		(22,422)	(22,515)
	2.858	12/05/2017	03/05/2018		(8,801)	(8,821)
BPS	0.400	08/14/2017	02/14/2018		(3,747)	(3,785)
	0.400	11/23/2017	01/23/2018		EUR (3,748)	(4,499)
	0.850	10/25/2017	01/25/2018		GBP (5,701)	(7,709)
	0.950	10/30/2017	01/30/2018		(6,984)	(9,445)
	0.950	11/20/2017	01/22/2018		(2,816)	(3,806)

82	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
	1.000%	11/13/2017	02/13/2018		GBP	(12,742)	$(17,227)
	1.000	11/20/2017	01/22/2018			(1,757)	(2,376)
	1.950	11/14/2017	02/14/2018			$(23,182)	(23,244)
	2.150	11/27/2017	02/27/2018			(2,447)	(2,452)
	2.150	12/01/2017	03/01/2018			(1,513)	(1,516)
	2.731	11/30/2017	03/02/2018			(9,842)	(9,866)
	2.738	12/01/2017	03/01/2018			(10,984)	(11,011)
	2.786	12/11/2017	03/12/2018			(17,369)	(17,399)
	2.807	10/11/2017	01/11/2018			(19,147)	(19,271)
	2.813	11/10/2017	02/12/2018			(4,200)	(4,217)
	2.822	11/16/2017	02/16/2018			(33,221)	(33,343)
	2.850	12/18/2017	03/19/2018			(53,148)	(53,211)
	2.863	12/21/2017	03/21/2018			(6,575)	(6,581)
	3.049	07/05/2017	07/05/2018			(16,787)	(16,914)
	3.049	08/04/2017	07/05/2018			(14,716)	(14,828)
BRC	0.150	11/03/2017	02/05/2018		EUR	(13,160)	(15,793)
	0.150	11/20/2017	01/22/2018			(33,400)	(40,082)
	0.459	11/16/2017	01/16/2018			(12,300)	(14,767)
	0.671	11/14/2017	02/14/2018			(19,281)	(23,155)
	2.350	12/18/2017	03/19/2018			$(10,594)	(10,604)
	2.735	11/02/2017	02/02/2018			(28,124)	(28,254)
	2.857	10/11/2017	01/11/2018			(27,026)	(27,204)
	2.918	10/11/2016	04/11/2018			(36,757)	(37,041)
	3.293	06/27/2017	TBD	(3)		(43,714)	(43,738)
	3.299	07/21/2017	07/05/2019			(22,458)	(22,822)
	3.299	08/16/2017	07/05/2019			(18,131)	(18,279)
DBL	0.650	10/18/2017	01/19/2018		EUR	(541)	(650)
GLM	0.650	07/11/2017	01/11/2018			(17,191)	(20,690)
	2.672	11/15/2017	02/15/2018			$(6,838)	(6,862)
	2.762	11/24/2017	02/26/2018			(23,927)	(23,999)
	2.812	11/24/2017	02/26/2018			(7,927)	(7,951)
	2.836	11/17/2017	02/20/2018			(11,825)	(11,868)
	2.863	12/15/2017	03/15/2018			(14,762)	(14,783)
	2.936	11/17/2017	02/20/2018			(14,838)	(14,894)
GSC	2.695	12/18/2017	01/17/2018			(74,938)	(75,022)
	2.773	12/11/2017	03/07/2018			(4,387)	(4,394)
JML	0.271	10/26/2017	01/26/2018			(1,876)	(2,252)
	0.471	10/26/2017	01/26/2018			(3,972)	(4,770)
	0.800	11/13/2017	01/15/2018		GBP	(21,059)	(28,464)
	0.800	12/13/2017	01/15/2018			(26,831)	(36,242)
	0.850	12/13/2017	01/15/2018			(16,170)	(21,842)
JPM	0.150	11/06/2017	01/11/2018		EUR	(1,782)	(2,137)
JPS	2.621	10/27/2017	01/29/2018			$(20,000)	(20,098)
	2.671	10/25/2017	01/25/2018			(13,970)	(14,042)
MSB	2.914	08/16/2017	08/16/2018			(5,204)	(5,225)
	2.920	05/01/2017	05/01/2018			(5,509)	(5,538)
	2.920	04/27/2017	04/27/2018			(20,280)	(20,396)
	2.953	11/08/2017	05/08/2018			(19,705)	(19,794)
	2.964	08/16/2017	08/16/2018			(5,487)	(5,510)
	2.968	06/05/2017	06/05/2018			(39,052)	(39,144)
	2.973	06/06/2017	06/05/2018			(7,223)	(7,240)
	3.018	06/05/2017	06/05/2018			(14,052)	(14,085)
	3.020	09/15/2017	09/17/2018			(32,983)	(33,033)
	3.054	07/13/2017	07/13/2018			(6,386)	(6,430)
	3.084	10/03/2017	10/03/2018			(2,505)	(2,525)
	3.113	10/23/2017	10/23/2018			(29,157)	(29,336)
	3.163	10/23/2017	10/23/2018			(24,826)	(24,843)
	3.164	08/16/2017	08/16/2018			(18,777)	(18,855)
	3.231	12/01/2017	12/03/2018			(8,439)	(8,463)
NOM	2.200	12/08/2017	02/08/2018			(940)	(941)
	2.200	12/11/2017	02/13/2018			(19,092)	(19,118)
	2.220	12/11/2017	02/12/2018			(9,581)	(9,594)
	2.320	12/12/2017	03/12/2018			(19,206)	(19,232)
	2.907	10/13/2017	04/13/2018			(15,272)	(15,372)
	3.061	08/03/2017	02/05/2018			(16,003)	(16,085)
	3.336	08/04/2017	TBD	(3)		(49,922)	(50,186)
RBC	2.150	08/14/2017	02/14/2018			(9,111)	(9,188)
	2.750	09/11/2017	03/12/2018			(3,032)	(3,058)
	2.760	07/18/2017	01/18/2018			(602)	(610)
	2.760	08/21/2017	02/21/2018			(2,993)	(3,024)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	83

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
	2.860%	10/24/2017	04/24/2018			$(7,637)	$(7,679)
	2.880	11/03/2017	05/03/2018			(15,687)	(15,762)
	2.890	11/08/2017	05/08/2018			(4,540)	(4,560)
	2.930	11/20/2017	05/21/2018			(8,376)	(8,405)
	3.010	12/07/2017	06/07/2018			(14,797)	(14,829)
RCE	1.100	12/01/2017	03/02/2018		GBP	(9,071)	(12,259)
	1.324	10/18/2017	01/18/2018			(2,010)	(2,721)
RDR	1.840	12/11/2017	03/05/2018			$(2,563)	(2,566)
	2.190	10/10/2017	01/10/2018			(589)	(592)
	2.250	11/27/2017	02/27/2018			(2,598)	(2,604)
RTA	2.097	12/27/2017	01/03/2018			(6,506)	(6,508)
	2.102	09/11/2017	03/12/2018			(22,851)	(23,002)
	2.102	11/01/2017	03/12/2018			(1,353)	(1,358)
	2.107	08/22/2017	02/22/2018			(12,070)	(12,164)
	2.160	10/04/2017	04/04/2018			(2,978)	(2,994)
	2.165	12/06/2017	03/06/2018			(3,610)	(3,616)
	2.225	11/01/2017	05/01/2018			(8,966)	(9,000)
	2.343	12/05/2017	06/05/2018			(11,668)	(11,689)
	2.487	01/03/2018	07/03/2018			(6,603)	(6,603)
	2.547	07/03/2017	01/03/2018			(13,144)	(13,314)
	2.552	08/14/2017	02/14/2018			(24,733)	(24,980)
	2.553	07/25/2017	01/16/2018			(5,063)	(5,121)
	2.655	10/24/2017	04/24/2018			(8,590)	(8,634)
	2.671	10/24/2017	04/24/2018			(25,490)	(25,622)
	2.689	11/03/2017	05/03/2018			(10,734)	(10,782)
	2.718	12/04/2017	06/04/2018			(9,391)	(9,412)
	2.722	11/16/2017	05/16/2018			(18,775)	(18,842)
	2.724	09/20/2017	03/20/2018			(46,936)	(47,305)
	2.813	02/06/2017	02/05/2018			(11,110)	(11,396)
	2.814	10/31/2017	05/01/2018			(15,549)	(15,626)
	2.815	08/14/2017	02/14/2018			(39,548)	(39,984)
	2.821	01/25/2017	01/25/2018			(19,342)	(19,860)
	2.825	02/01/2017	01/31/2018			(8,147)	(8,361)
	2.825	11/01/2017	05/01/2018			(9,019)	(9,063)
	2.836	06/15/2017	06/14/2018			(20,147)	(20,466)
	2.838	06/23/2017	06/14/2018			(3,180)	(3,228)
	2.839	04/24/2017	04/23/2018			(22,420)	(22,867)
	2.839	11/03/2017	05/03/2018			(4,607)	(4,629)
	2.845	02/21/2017	02/08/2018			(7,229)	(7,409)
	2.848	11/08/2017	05/08/2018			(5,259)	(5,282)
	2.852	07/18/2017	07/17/2018			(1,789)	(1,813)
	2.872	11/15/2017	05/15/2018			(3,530)	(3,544)
	2.882	11/20/2017	05/21/2018			(9,382)	(9,414)
	2.887	01/03/2018	07/03/2018			(12,267)	(12,267)
	2.898	08/18/2017	04/05/2018			(13,360)	(13,507)
	2.918	03/14/2017	03/08/2018			(13,743)	(14,028)
	2.918	08/16/2017	03/08/2018			(15,470)	(15,644)
	2.923	03/16/2017	03/08/2018			(8,773)	(8,981)
	2.945	11/27/2017	05/29/2018			(7,751)	(7,774)
	2.961	12/07/2017	06/07/2018			(1,446)	(1,449)
	3.075	12/26/2017	06/22/2018			(8,929)	(8,934)
	3.080	10/31/2017	TBD	(3)		(3,884)	(3,905)
SGY	2.030	11/16/2017	01/08/2018			(4,781)	(4,781)
	2.070	12/27/2017	02/20/2018			(1,298)	(1,298)
	2.154	09/26/2017	01/10/2018			(710)	(710)
	2.154	12/20/2017	01/08/2018			(407)	(407)
	2.154	01/08/2018	01/09/2018			(296)	(296)
	2.154	01/09/2018	01/10/2018			(211)	(211)
SOG	0.471	12/04/2017	03/05/2018		EUR	(4,859)	(5,832)
	1.930	10/11/2017	01/11/2018			$(8,729)	(8,768)
	2.030	11/16/2017	02/16/2018			(16,272)	(16,315)
	2.070	11/20/2017	02/20/2018			(28,227)	(28,297)
	2.070	11/22/2017	02/22/2018			(9,426)	(9,448)
	2.070	12/13/2017	01/02/2018			(340)	(340)
	2.100	11/30/2017	03/02/2018			(20,226)	(20,265)
	2.120	12/07/2017	03/07/2018			(4,314)	(4,321)
	2.190	12/11/2017	03/12/2018			(20,715)	(20,743)
	2.218	09/05/2017	09/05/2018			(20,514)	(20,664)
	2.220	12/14/2017	03/14/2018			(2,193)	(2,196)
	2.539	12/13/2017	03/13/2018			(10,907)	(10,922)

84	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
	2.765%	12/06/2017	06/06/2018		$(30,446)	$(30,509)
	2.799	12/11/2017	06/11/2018		(36,620)	(36,683)
	2.839	12/14/2017	06/14/2018		(19,866)	(19,896)
	2.867	07/26/2017	01/26/2018		(38,753)	(38,981)
	2.899	10/06/2017	04/06/2018		(7,459)	(7,512)
	2.909	10/12/2017	04/12/2018		(11,263)	(11,338)
	2.960	11/09/2017	05/09/2018		(12,817)	(12,874)
UBS	0.800	12/22/2017	01/25/2018	GBP	(6,108)	(8,249)
	0.850	11/20/2017	01/22/2018		(8,451)	(11,422)
	0.850	12/05/2017	01/05/2018		(6,433)	(8,691)
	1.000	10/25/2017	01/25/2018		(2,011)	(2,721)
	1.310	11/17/2017	01/17/2018		(36,030)	(48,726)
	1.416	10/27/2017	04/27/2018		(28,763)	(38,933)
	1.800	08/31/2017	03/01/2018		$(10,150)	(10,213)
	1.850	08/31/2017	03/01/2018		(6,165)	(6,204)
	1.970	10/26/2017	01/26/2018		(35,404)	(35,536)
	1.970	12/27/2017	01/26/2018		(4,692)	(4,694)
	2.050	08/03/2017	02/05/2018		(8,881)	(8,958)
	2.050	09/11/2017	03/12/2018		(1,094)	(1,101)
	2.050	09/27/2017	02/05/2018		(4,072)	(4,094)
	2.090	12/04/2017	03/05/2018		(9,881)	(9,898)
	2.090	12/20/2017	03/05/2018		(2,762)	(2,764)
	2.140	12/12/2017	03/12/2018		(5,681)	(5,688)
	2.210	10/19/2017	01/23/2018		(13,494)	(13,556)
	2.270	11/15/2017	02/15/2018		(9,056)	(9,083)
	2.715	10/23/2017	01/23/2018		(4,856)	(4,882)
	2.753	11/09/2017	02/09/2018		(7,319)	(7,349)
	2.800	10/10/2017	01/10/2018		(17,873)	(17,990)
	2.853	04/24/2017	04/24/2018		(46,929)	(47,189)

Total Reverse Repurchase Agreements						$(2,608,905)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(162,779)	$0	$(162,779)	$230,026	$67,247
BPS	0	(262,700)	0	(262,700)	333,597	70,897
BRC	0	(281,739)	0	(281,739)	388,948	107,209
DBL	0	(650)	0	(650)	790	140
FICC	5,489	0	0	5,489	(5,602)	(113)
GLM	0	(101,047)	0	(101,047)	134,944	33,897
GSC	0	(79,416)	0	(79,416)	104,009	24,593
JML	0	(93,570)	0	(93,570)	112,047	18,477
JPM	0	(2,137)	0	(2,137)	0	(2,137)
JPS	0	(34,140)	0	(34,140)	45,130	10,990
MSB	0	(240,417)	0	(240,417)	326,973	86,556
NOM	15,502	(130,528)	0	(115,026)	143,607	28,581
RBC	0	(67,115)	0	(67,115)	87,183	20,068
RCE	0	(14,980)	0	(14,980)	18,028	3,048
RDR	60,913	(5,762)	0	55,151	(55,492)	(341)
RTA	0	(510,377)	0	(510,377)	672,762	162,385
SGY	0	(7,703)	0	(7,703)	0	(7,703)
SOG	0	(305,904)	0	(305,904)	393,889	87,985
UBS	0	(307,941)	0	(307,941)	399,071	91,130

Total Borrowings and Other Financing Transactions	$81,904	$(2,608,905)	$0

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	85

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(237,447)	$(356,228)	$(47,893)	$(641,568)
U.S. Government Agencies	0	(15,092)	(5,056)	(5,225)	(25,373)
Non-Agency Mortgage-Backed Securities	0	(127,257)	(250,152)	(401,128)	(778,537)
Asset-Backed Securities	0	(302,251)	(285,376)	(514,204)	(1,101,831)
Sovereign Issues	0	(42,219)	0	0	(42,219)

Total Borrowings	$0	$(724,266)	$(896,812)	$(968,450)	$(2,589,528)

Payable for reverse repurchase agreements(5)					$(2,589,528)

(l)	Securities with an aggregate market value of $3,421,095 and cash of $3,511 have been pledged as collateral under the terms of the above master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(19,377) is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Banco Espirito Santo S.A.	5.000%	Quarterly	12/20/2020	8.282%	EUR	2,500	$(519)	$298	$(221)	$14	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	16.733	$	31,430	(1,130)	(5,506)	(6,636)	0	(177)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	18.426		2,800	(378)	(535)	(913)	0	(12)
Navient Corp.	5.000	Quarterly	09/20/2020	1.388		200	8	11	19	0	0
Navient Corp.	5.000	Quarterly	12/20/2021	2.144		400	2	41	43	0	0
Navient Corp.	5.000	Quarterly	06/20/2022	2.565		2,200	146	76	222	0	(2)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.919		13,300	249	779	1,028	5	0

							$(1,622)	$(4,836)	$(6,458)	$19	$(191)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$500	$42	$0	$42	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	102,200	$4,747	$320	$5,067	$0	$(243)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		46,900	(1,672)	(5,339)	(7,011)	533	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	USD	245,900	(17,834)	(1,285)	(19,119)	406	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		164,300	3,084	(8,067)	(4,983)	168	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		464,100	11,168	(35,446)	(24,278)	773	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,900	1,045	(397)	648	130	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2038		187,300	4,314	(1,680)	2,634	0	(437)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		401,700	10,997	(6,353)	4,644	0	(1,197)
Pay	6-Month AUD-BBR-BBSW	3.631	Semi-Annual	03/06/2019	AUD	150,000	0	2,812	2,812	33	0
Pay	6-Month AUD-BBR-BBSW	3.635	Semi-Annual	03/06/2019		175,000	0	3,288	3,288	39	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		41,800	1,036	843	1,879	134	0

86	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	6-Month EUR-EURIBOR	1.000%	Annual	03/21/2028	EUR	69,700	$(351)	$(251)	$(602)	$164	$0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	156,975	(4,382)	347	(4,035)	383	0

							$12,152	$(51,208)	$(39,056)	$2,763	$(1,877)

Total Swap Agreements							$10,572	$(56,044)	$(45,472)	$2,783	$(2,068)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared(6)	$0	$0	$2,783	$2,783	$0	$0	$(2,068)	$(2,068)

(n)	Securities with an aggregate market value of $11,367 and cash of $92,342 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or indices issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2018	EUR	2,766		$3,270	$0	$(50)
	01/2018		$1,251	GBP	934	10	0
	05/2018		545	ARS	10,407	0	(24)
BPS	01/2018		7,708	GBP	5,738	41	0
	03/2018		7,808	PEN	25,396	2	0
	05/2018		1,634	ARS	31,243	0	(70)
BRC	01/2018		5,826	GBP	4,346	43	0
CBK	01/2018	AUD	997		$765	0	(12)
	01/2018		$2,100	EUR	1,759	11	0
	01/2018		1,340	GBP	1,001	12	0
GLM	01/2018	EUR	135,047		$160,860	0	(1,244)
	01/2018	GBP	2,245		3,010	0	(22)
	01/2018		$1,653	EUR	1,380	3	0
	01/2018		2,099	GBP	1,560	7	0
HUS	01/2018	GBP	336,972		$452,187	0	(2,874)
	01/2018		$2,728	EUR	2,293	25	0
JPM	01/2018	CAD	4,076		$3,173	0	(70)
	01/2018	GBP	19,586		26,429	0	(21)
MSB	05/2018		$908	ARS	17,336	0	(40)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	87

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
RBC	01/2018	EUR	1,369		$1,623	$0	$(20)
SCX	01/2018		$4,610	GBP	3,426	16	0

Total Forward Foreign Currency Contracts						$170	$(4,447)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND INDICES ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	1.215%	$1,120	$(163)	$157	$0	$(6)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.541	1,900	108	85	193	0
JPM	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.541	11,500	965	203	1,168	0
JPS	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	4.831	400	(49)	5	0	(44)

							$861	$450	$1,361	$(50)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 9,571	$(2,131)	$1,382	$0	$(749)
DUB	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	9,700	(605)	(808)	0	(1,413)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	13,200	(1,520)	(487)	0	(2,007)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	8,300	(1,040)	125	0	(915)
FBF	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	400	(45)	5	0	(40)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	900	(108)	(23)	0	(131)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,600	(146)	(40)	0	(186)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	3,800	(594)	16	0	(578)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	13,000	(662)	90	0	(572)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	8,500	(1,150)	(861)	0	(2,011)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	18,900	(1,042)	(1,711)	0	(2,753)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	3,300	(169)	(214)	0	(383)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	19,300	(2,404)	276	0	(2,128)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	21,800	(2,324)	139	0	(2,185)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	8,300	(447)	(762)	0	(1,209)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	6,500	(286)	(469)	0	(755)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	3,300	(382)	(120)	0	(502)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	9,300	(1,149)	123	0	(1,026)

						$(16,204)	$(3,339)	$0	$(19,543)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Receive	3-Month USD-LIBOR	2.200%	Semi-Annual	01/18/2023	$1,800,000	$1,052	$192	$1,244	$0

Total Swap Agreements							$(14,291)	$(2,697)	$2,605	$(19,593)

88	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$10	$0	$0	$10	$(74)	$0	$0	$(74)	$(64)	$0	$(64)
BPS	43	0	0	43	(70)	0	0	(70)	(27)	0	(27)
BRC	43	0	0	43	0	0	(749)	(749)	(706)	752	46
CBK	23	0	0	23	(12)	0	0	(12)	11	0	11
DUB	0	0	0	0	0	0	(4,335)	(4,335)	(4,335)	4,282	(53)
FBF	0	0	0	0	0	0	(935)	(935)	(935)	1,011	76
GLM	10	0	1,244	1,254	(1,266)	0	0	(1,266)	(12)	1,088	1,076
GST	0	0	193	193	0	0	(7,853)	(7,853)	(7,660)	7,685	25
HUS	25	0	0	25	(2,874)	0	0	(2,874)	(2,849)	955	(1,894)
JPM	0	0	1,168	1,168	(91)	0	0	(91)	1,077	(1,276)	(199)
JPS	0	0	0	0	0	0	(44)	(44)	(44)	0	(44)
MSB	0	0	0	0	(40)	0	0	(40)	(40)	0	(40)
MYC	0	0	0	0	0	0	(5,677)	(5,677)	(5,677)	4,754	(923)
RBC	0	0	0	0	(20)	0	0	(20)	(20)	0	(20)
SCX	16	0	0	16	0	0	0	0	16	0	16

Total Over the Counter	$170	$0	$2,605	$2,775	$(4,447)	$0	$(19,593)	$(24,040)

(p)	Securities with an aggregate market value of $21,273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or indices issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$20	$0	$0	$2,763	$2,783

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$170	$0	$170
Swap Agreements	0	1,361	0	0	1,244	2,605

	$0	$1,361	$0	$170	$1,244	$2,775

	$0	$1,381	$0	$170	$4,007	$5,558

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	89

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$191	$0	$0	$1,877	$2,068

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,447	$0	$4,447
Swap Agreements	0	19,593	0	0	0	19,593

	$0	$19,593	$0	$4,447	$0	$24,040

	$0	$19,784	$0	$4,447	$1,877	$26,108

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$1,304	$0	$0	$(41,069)	$(39,765)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(22,129)	$0	$(22,129)
Swap Agreements	0	2,850	0	0	(1,895)	955

	$0	$2,850	$0	$(22,129)	$(1,895)	$(21,174)

	$0	$4,154	$0	$(22,129)	$(42,964)	$(60,939)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(6,253)	$0	$0	$28,839	$22,586

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$964	$0	$964
Swap Agreements	0	(1,469)	0	0	191	(1,278)

	$0	$(1,469)	$0	$964	$191	$(314)

	$0	$(7,722)	$0	$964	$29,030	$22,272

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$64,651	$17,916	$82,567
Corporate Bonds & Notes
Banking & Finance	0	345,181	58,569	403,750
Industrials	0	457,725	4,031	461,756
Utilities	0	117,075	0	117,075
Municipal Bonds & Notes
Illinois	0	2,670	0	2,670
Iowa	0	1,205	0	1,205
New Jersey	0	0	6,244	6,244
Virginia	0	86	0	86
West Virginia	0	26,617	0	26,617
U.S. Government Agencies	0	141,960	20,323	162,283
Non-Agency Mortgage-Backed Securities	0	1,663,481	25,826	1,689,307
Asset-Backed Securities	0	2,263,615	87,204	2,350,819
Sovereign Issues	0	114,531	0	114,531
Common Stocks
Consumer Discretionary	28,110	0	0	28,110
Energy	16,143	0	1,807	17,950
Financials	52,740	0	3,580	56,320
Industrials	0	0	8,768	8,768
Utilities	136	0	0	136
Warrants
Industrials	0	0	867	867
Utilities	23	0	0	23

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Preferred Securities
Industrials	$0	$0	$42,258	$42,258
Short-Term Instruments
Repurchase Agreements	0	81,889	0	81,889
Argentina Treasury Bills	0	541	0	541
U.S. Treasury Bills	0	49,340	0	49,340

Total Investments	$97,152	$5,330,567	$277,393	$5,705,112

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,783	0	2,783
Over the counter	0	2,775	0	2,775

	$0	$5,558	$0	$5,558

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,068)	0	(2,068)
Over the counter	0	(24,040)	0	(24,040)

	$0	$(26,108)	$0	$(26,108)

Total Financial Derivative Instruments	$0	$(20,550)	$0	$(20,550)

Totals	$97,152	$5,310,017	$277,393	$5,684,562

90	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$14,076	$1,523	$(9,892)	$56	$(3,527)	$1,237	$14,443	$0	$17,916	$43
Corporate Bonds & Notes
Banking & Finance	57,549	0	(476)	6	(14)	1,504	0	0	58,569	1,499
Industrials	58,063	0	(23,744)	3	240	3,841	0	(34,372)	4,031	156
Utilities	6,600	82	(9,485)	0	(20,597)	23,400	0	0	0	0
Municipal Bonds & Notes
New Jersey	6,407	0	(90)	(2)	0	(71)	0	0	6,244	(73)
U.S. Government Agencies	0	20,418	0	62	0	(157)	0	0	20,323	(157)
Non-Agency Mortgage-Backed Securities	22,695	4,418	(1,998)	46	364	301	0	0	25,826	341
Asset-Backed Securities	121,893	6,996	0	1,140	0	76	0	(42,901)	87,204	(2,046)
Common Stocks
Energy	0	1,422	0	0	0	385	0	0	1,807	385
Financials	3,367	0	0	0	0	213	0	0	3,580	213
Industrials	0	7,639	0	0	0	1,129	0	0	8,768	1,129
Warrants
Industrials	1,187	0	0	0	0	(320)	0	0	867	(319)
Preferred Securities
Industrials	45,800	0	0	0	0	(3,542)	0	0	42,258	(3,542)

Totals	$337,637	$42,498	$(45,685)	$1,311	$(23,534)	$27,996	$14,443	$(77,273)	$277,393	$(2,371)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$3,072	Other Valuation Techniques(2)	—	—
	14,844	Third Party Vendor	Broker Quote	100.250-101.500
Corporate Bonds & Notes
Banking & Finance	10,588	Proxy Pricing	Base Price	102.000
	21,544	Reference Instrument	Spread movement	346.000 bps
	26,437	Reference Instrument	OAS Spread	566.300 bps
Industrials	4,031	Proxy Pricing	Base Price	103.800
Municipal Bonds & Notes New Jersey	6,244	Proxy Pricing	Base Price	97.818
U.S. Government Agencies	20,323	Proxy Pricing	Base Price	36.701
Non-Agency Mortgage-Backed Securities	4,425	Proxy Pricing	Base Price	94.125
	21,401	Third Party Vendor	Broker Quote	84.437-87.250
Asset-Backed Securities	87,204	Proxy Pricing	Base Price	53.000-100,000.000
Common Stocks
Energy	1,807	Other Valuation Techniques(2)	—	—
Financials	3,580	Other Valuation Techniques(2)	—	—
Industrials	8,768	Other Valuation Techniques(2)	—	—
Warrants
Industrials	867	Other Valuation Techniques(2)	—	—
Preferred Securities
Industrials	42,258	Indicative Market Quotation	Broker Quote	$ 900.000

Total	$277,393

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	91

Consolidated Schedule of Investments PIMCO Dynamic Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$200	$201
Alphabet Holding Co., Inc.
5.069% (LIBOR03M + 3.500%) due 09/26/2024 ~		299	291
Altice Financing S.A.
4.112% (LIBOR03M + 2.750%) due 01/05/2026 ~		150	147
Aramark Services, Inc.
3.569% (LIBOR03M + 2.000%) due 03/11/2025 ~		200	201
Avantor, Inc.
5.511% (LIBOR03M + 4.000%) due 11/21/2024 ~		240	241
Avaya, Inc.
6.227% (LIBOR03M + 4.750%) due 12/15/2024 ~		60	59
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024		90	90
BMC Software Finance, Inc.
4.819% (LIBOR03M + 3.250%) due 09/10/2022 ~		2,159	2,163
Caesars Entertainment Operating Co.
4.069% (LIBOR03M + 2.500%) due 10/06/2024 ~		100	100
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~		1,000	1,005
California Resources Corp.
TBD% due 12/31/2022		200	201
Centene Corp.
TBD% due 09/13/2018		3,400	3,400
CenturyLink, Inc.
4.319% (LIBOR03M + 2.750%) due 01/31/2025 ~		1,000	967
Dell, Inc.
3.570% (LIBOR03M + 2.000%) due 09/07/2023 ~		100	100
Frontier Communications Corp.
5.320% (LIBOR03M + 3.750%) due 06/15/2024 ~		2,793	2,701
Gartner, Inc.
3.570% (LIBOR03M + 2.000%) due 04/05/2024 «		53	53
Golden Entertainment, Inc.
4.510% (LIBOR03M + 3.000%) due 10/20/2024 «~		200	201
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	100	121
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		$269	270
Multi Color Corp.
3.819% (LIBOR03M + 2.250%) due 10/31/2024 ~		39	39
Numericable Group S.A.
4.349% (LIBOR03M + 3.000%) due 01/31/2026 ~		250	242
Parexel International Corp.
4.569% (LIBOR03M + 3.000%) due 09/27/2024 ~		100	100
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		500	496
Sequa Mezzanine Holdings LLC
10.374% (LIBOR03M + 9.000%) due 04/28/2022 «~		9,600	9,744
Sinclair Television Group, Inc.
TBD% due 05/10/2024		800	800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TerraForm Power Operating LLC
4.147% (LIBOR03M + 2.750%) due 11/08/2022 ~		$100	$101
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		91	92
Tronox Blocked Borrower LLC
4.693% (LIBOR03M + 3.500%) due 09/22/2024 ~		45	46
Tronox Finance LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		105	106
Unitymedia Finance LLC
TBD% due 01/15/2026		200	200
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	700	840
UPC Financing Partnership
3.977% (LIBOR03M + 2.500%) due 01/15/2026 ~		$300	300
West Corp.
5.350% (LIBOR03M + 4.000%) due 10/10/2024 ~		231	232

Total Loan Participations and Assignments (Cost $25,853)			25,850

CORPORATE BONDS & NOTES 24.3%

BANKING & FINANCE 10.1%
AGFC Capital Trust
3.109% (US0003M + 1.750%) due 01/15/2067 ~(l)		12,900	7,159
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	900	1,239
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		$666	667
Banco BTG Pactual S.A.
5.500% due 01/31/2023		200	200
Banistmo S.A.
3.650% due 09/19/2022		200	198
Barclays Bank PLC
7.625% due 11/21/2022 (i)(l)		10,100	11,457
Barclays PLC
6.500% due 09/15/2019 •(h)(i)(l)	EUR	2,300	2,956
7.250% due 03/15/2023 •(h)(i)(l)	GBP	2,500	3,695
7.875% due 09/15/2022 •(h)(i)(l)		1,200	1,805
8.000% due 12/15/2020 •(h)(i)(l)	EUR	2,400	3,320
Cantor Fitzgerald LP
7.875% due 10/15/2019 (l)		$6,540	7,081
Emerald Bay S.A.
5.000% due 10/08/2020 ~	EUR	63	70
Equinix, Inc.
2.875% due 10/01/2025		100	121
2.875% due 02/01/2026		300	361
Exeter Finance Corp.
9.750% due 05/20/2019 «		$9,700	9,542
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (l)		648	673
Freedom Mortgage Corp.
8.125% due 11/15/2024		131	134
Iron Mountain, Inc.
5.250% due 03/15/2028		118	118
iStar, Inc.
4.625% due 09/15/2020		32	33
5.250% due 09/15/2022		114	115
Jefferies Finance LLC
6.875% due 04/15/2022 (l)		700	712
7.250% due 08/15/2024		200	206
7.500% due 04/15/2021 (l)		2,500	2,600
Jefferies LoanCore LLC
6.875% due 06/01/2020 (l)		3,800	3,916
Life Storage LP
3.875% due 12/15/2027		68	68

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(h)(i)	GBP	1,500	$2,337
7.875% due 06/27/2029 •(h)(i)(l)		14,473	23,837
Navient Corp.
6.500% due 06/15/2022 (l)		$1,784	1,874
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		104	108
Oxford Finance LLC
6.375% due 12/15/2022		102	106
Physicians Realty LP
3.950% due 01/15/2028		148	147
Pinnacol Assurance
8.625% due 06/25/2034 «(j)		10,200	11,623
Preferred Term Securities Ltd.
1.968% (US0003M + 0.380%) due 09/23/2035 ~		521	472
Provident Funding Associates LP
6.375% due 06/15/2025		61	64
Rio Oil Finance Trust
9.250% due 07/06/2024 (l)		2,727	2,959
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(h)(i)(l)		5,789	6,136
8.000% due 08/10/2025 •(h)(i)(l)		4,575	5,244
8.625% due 08/15/2021 •(h)(i)(l)		4,120	4,650
Santander Holdings USA, Inc.
3.400% due 01/18/2023		140	140
4.400% due 07/13/2027		46	47
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(h)(i)(l)	GBP	2,300	3,404
7.375% due 06/24/2022 •(h)(i)(l)		1,700	2,534
Springleaf Finance Corp.
5.625% due 03/15/2023		$2,900	2,910
6.125% due 05/15/2022		1,463	1,525
8.250% due 12/15/2020		580	639
Starwood Property Trust, Inc.
4.750% due 03/15/2025		173	172
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	440	655
Tesco Property Finance PLC
6.052% due 10/13/2039 (l)	GBP	3,303	5,403
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (g)		$18,581	4,721
Vantiv LLC
4.375% due 11/15/2025		200	203
Vici Properties LLC
4.847% due 10/15/2022 ~		771	775
8.000% due 10/15/2023		2,808	3,151
Washington Prime Group LP
5.950% due 08/15/2024		1,186	1,213

			145,495

INDUSTRIALS 10.8%
Adecoagro S.A.
6.000% due 09/21/2027		150	150
Air Canada Pass-Through Trust
3.300% due 07/15/2031		60	61
3.550% due 07/15/2031		42	42
3.700% due 07/15/2027		56	57
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	6,000	7,325
7.750% due 05/15/2022		$3,020	2,963
Andeavor Logistics LP
3.500% due 12/01/2022		26	26
4.250% due 12/01/2027		46	46
5.200% due 12/01/2047		48	50
Avantor, Inc.
6.000% due 10/01/2024		60	60
BMC Software Finance, Inc.
8.125% due 07/15/2021 (l)		3,192	3,228
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(l)		6,120	6,140
Buffalo Thunder Development Authority
0.000% due 11/15/2029 «(j)		2,483	4
11.000% due 12/09/2022		5,598	2,183

92	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Caesars Entertainment Corp.
5.000% due 10/01/2024 (j)		$4,394	$8,522
Central Garden & Pet Co.
5.125% due 02/01/2028		68	68
Charter Communications Operating LLC
4.200% due 03/15/2028 (l)		320	317
Cheniere Energy Partners LP
5.250% due 10/01/2025		213	217
Chesapeake Energy Corp.
4.609% (US0003M + 3.250%) due 04/15/2019 ~		57	57
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		80	80
Community Health Systems, Inc.
6.250% due 03/31/2023 (l)		339	307
CRC Escrow Issuer LLC
5.250% due 10/15/2025		152	154
CSN Resources S.A.
6.500% due 07/21/2020 (l)		770	726
DAE Funding LLC
4.000% due 08/01/2020		150	152
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (l)		5,500	5,919
Discovery Communications LLC
2.500% due 09/20/2024	GBP	100	134
3.950% due 03/20/2028		$110	110
Exela Intermediate LLC
10.000% due 07/15/2023 (l)		267	261
Fresh Market, Inc.
9.750% due 05/01/2023 (l)		8,520	5,325
Frontier Finance PLC
8.000% due 03/23/2022	GBP	10,500	14,913
goeasy Ltd.
7.875% due 11/01/2022		$108	113
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		180	187
HCA, Inc.
5.500% due 06/15/2047 (l)		179	179
iHeartCommunications, Inc.
9.000% due 12/15/2019		1,700	1,271
9.000% due 03/01/2021		7,930	5,710
9.000% due 09/15/2022		4,000	2,890
10.625% due 03/15/2023		8,500	6,035
11.250% due 03/01/2021		3,550	2,547
IHS Markit Ltd.
4.000% due 03/01/2026		102	102
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (l)		13,617	12,868
9.750% due 07/15/2025		269	260
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (l)		6,000	3,203
8.125% due 06/01/2023 (l)		8,785	4,601
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (l)		9,710	9,686
Jeld-Wen, Inc.
4.875% due 12/15/2027		2	2
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (l)		1,180	932
Mattel, Inc.
6.750% due 12/31/2025		192	195
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	203
Netflix, Inc.
4.875% due 04/15/2028		160	157
OGX Austria GmbH
8.500% due 06/01/2018 ^(d)		16,700	0
OI European Group BV
4.000% due 03/15/2023		89	89
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		172	174
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		190	183
4.500% due 03/15/2023		380	364

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 08/15/2022		$5,329	$5,316
5.500% due 02/15/2024		3,882	3,863
Petroleos Mexicanos
6.500% due 03/13/2027		610	668
6.750% due 09/21/2047		630	659
PetSmart, Inc.
5.875% due 06/01/2025		243	188
Pitney Bowes, Inc.
4.700% due 04/01/2023		86	79
Post Holdings, Inc.
5.625% due 01/15/2028		42	42
QVC, Inc.
5.950% due 03/15/2043 (l)		2,100	2,122
Safeway, Inc.
7.250% due 02/01/2031		510	428
Scientific Games International, Inc.
5.000% due 10/15/2025		65	65
Service Corp. International
4.625% due 12/15/2027		64	65
Simmons Foods, Inc.
5.750% due 11/01/2024		51	51
Spirit Issuer PLC
5.472% due 12/28/2028 (l)	GBP	12,120	18,164
Standard Industries, Inc.
4.750% due 01/15/2028		$170	171
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	200
Transocean, Inc.
7.500% due 01/15/2026		96	99
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,929	2,962
6.542% due 03/30/2021		3,348	4,901
United Group BV
4.375% due 07/01/2022	EUR	200	250
4.875% due 07/01/2024		200	250
UPCB Finance Ltd.
3.625% due 06/15/2029		430	516
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$40	41
6.500% due 03/15/2022		188	198
7.000% due 03/15/2024		360	386
ViaSat, Inc.
5.625% due 09/15/2025		218	221
Wind Tre SpA
2.625% due 01/20/2023	EUR	400	471
2.750% due 01/20/2024 ~		400	472
3.125% due 01/20/2025		200	234
5.000% due 01/20/2026		$200	191
Wynn Macau Ltd.
4.875% due 10/01/2024		300	302
5.500% due 10/01/2027		300	304

			155,427

UTILITIES 3.4%
AT&T, Inc.
2.850% due 02/14/2023		460	462
3.400% due 08/14/2024 (l)		910	916
3.900% due 08/14/2027 (l)		820	827
4.900% due 08/14/2037 (l)		836	850
5.150% due 02/14/2050 (l)		1,254	1,265
5.300% due 08/14/2058 (l)		376	378
Calpine Corp.
5.250% due 06/01/2026		76	75
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (l)		2,000	2,050
6.000% due 11/27/2023 (l)		25,400	28,108
Genesis Energy LP
6.250% due 05/15/2026		76	76
Petrobras Global Finance BV
5.299% due 01/27/2025		373	375
5.999% due 01/27/2028		386	387
6.125% due 01/17/2022		860	915
6.250% due 12/14/2026	GBP	1,500	2,222

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 01/16/2034	GBP	700	$1,027
6.750% due 01/27/2041 (l)		$6,246	6,261
6.850% due 06/05/2115 (l)		1,145	1,106
6.875% due 01/20/2040		113	115
7.250% due 03/17/2044		543	566
7.375% due 01/17/2027 (l)		1,486	1,639
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	120	146
3.375% due 10/27/2036	GBP	150	205

			49,971

Total Corporate Bonds & Notes (Cost $344,486)			350,893

MUNICIPAL BONDS & NOTES 0.5%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		$430	498
7.750% due 01/01/2042		760	845
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		70	78
7.350% due 07/01/2035		50	58
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		580	580

			2,059

WEST VIRGINIA 0.4%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		95,900	5,348

Total Municipal Bonds & Notes (Cost $6,643)			7,407

U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
4.368% (- 1.0*LIBOR01M + 5.920%) due 07/25/2041 ~(a)		5,460	781
4.518% (- 1.0*LIBOR01M + 6.070%) due 10/25/2040 ~(a)(l)		8,373	950
4.798% (- 1.0*LIBOR01M + 6.350%) due 12/25/2037 ~(a)		307	30
4.888% (- 1.0*LIBOR01M + 6.440%) due 03/25/2037 ~(a)		2,103	316
4.888% (- 1.0*LIBOR01M + 6.440%) due 04/25/2037 ~(a)(l)		16,415	2,582
4.948% (- 1.0*LIBOR01M + 6.500%) due 02/25/2037 ~(a)		197	26
4.968% (- 1.0*LIBOR01M + 6.520%) due 09/25/2037 ~(a)(l)		976	156
5.098% (- 1.0*LIBOR01M + 6.650%) due 11/25/2036 ~(a)		151	19
5.102% (US0001M + 3.550%) due 07/25/2029 ~		1,830	1,991
5.168% (- 1.0*LIBOR01M + 6.720%) due 06/25/2037 ~(a)		730	70
5.428% (- 1.0*LIBOR01M + 6.980%) due 03/25/2038 ~(a)		2,162	437
5.448% (- 1.0*LIBOR01M + 7.000%) due 02/25/2038 ~(a)(l)		1,368	209
5.548% (- 1.0*LIBOR01M + 7.100%) due 06/25/2023 ~(a)(l)		1,727	141
6.402% (US0001M + 4.850%) due 10/25/2029 ~		710	778
7.302% (US0001M + 5.750%) due 07/25/2029 ~		2,460	2,871
8.883% (- 2.25*LIBOR01M + 12.375%) due 01/25/2041 ~(l)		5,985	7,305
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(g)(l)		23,817	18,851
0.000% due 02/25/2046 (b)(g)		15,521	11,924
0.000% due 11/25/2050 «(b)(g)		24,871	9,086
0.100% due 02/25/2046 - 11/25/2050 (a)		638,720	2,849

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	93

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 04/25/2045 (a)		$12,268	$25
2.011% due 11/25/2050 ~(a)		23,213	3,617
4.933% (- 1.0*LIBOR01M + 6.410%) due 05/15/2037 ~(a)		188	25
4.993% (- 1.0*LIBOR01M + 6.470%) due 07/15/2036 ~(a)		2,812	371
5.103% (- 1.0*LIBOR01M + 6.580%) due 09/15/2036 ~(a)(l)		990	153
5.223% (- 1.0*LIBOR01M + 6.700%) due 04/15/2036 ~(a)		1,532	170
6.303% (- 1.0*LIBOR01M + 7.780%) due 09/15/2036 ~(a)(l)		1,675	371
6.702% (US0001M + 5.150%) due 10/25/2029 ~		4,500	5,018
10.468% (- 3.0*LIBOR01M + 14.550%) due 09/15/2041 ~		602	742
10.552% (US0001M + 9.000%) due 03/25/2029 ~		2,098	2,643
12.052% (US0001M + 10.500%) due 10/25/2028 ~		499	698
12.302% (US0001M + 10.750%) due 03/25/2025 ~		3,228	4,495
13.182% (- 2.5*LIBOR01M + 16.875%) due 09/15/2034 ~		152	163

Total U.S. Government Agencies (Cost $79,752)			79,863

NON-AGENCY MORTGAGE-BACKED SECURITIES 80.1%
Alba PLC
0.776% (BP0003M + 0.260%) due 12/15/2038 ~	GBP	9,029	11,047
American Home Mortgage Assets Trust
1.842% (US0001M + 0.290%) due 08/25/2037 ^~(l)		$11,252	10,136
2.092% (US0001M + 0.540%) due 11/25/2035 ~(l)		2,421	2,255
American Home Mortgage Investment Trust
1.928% (US0001M + 0.600%) due 09/25/2045 ~(l)		6,683	6,491
2.452% (US0001M + 0.900%) due 02/25/2044 ~(l)		9,739	8,251
Banc of America Alternative Loan Trust
1.952% (US0001M + 0.400%) due 05/25/2035 ^~		811	678
6.000% due 06/25/2037		317	295
6.000% due 06/25/2046		127	116
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046 ~(l)		853	856
5.734% due 07/10/2046 ~(l)		2,640	2,636
Banc of America Funding Trust
0.000% due 06/26/2035 ~(l)		10,366	9,569
1.539% due 08/25/2047 ^~		6,829	5,582
1.711% (US0001M + 0.210%) due 04/20/2047 ^~(l)		15,993	14,485
1.951% (US0001M + 0.450%) due 02/20/2035 ~(l)		4,612	4,480
3.484% due 01/20/2047 ^~		230	204
3.498% due 03/20/2036 ^~(l)		1,758	1,531
3.626% due 01/25/2035 ~		419	382
6.119% due 07/26/2036 ~		12,915	6,241
Banc of America Mortgage Trust
3.485% due 01/25/2036 ~		823	768
3.622% due 10/20/2046 ^~		223	146
Banc of America Re-REMIC Trust
6.062% due 02/17/2051 ~(l)		6,025	6,014
Bancaja Fondo de Titulizacion de Activos
0.195% (EUR003M + 0.110%) due 10/25/2037 ~	EUR	2,161	2,566
Barclays Commercial Mortgage Securities Trust
6.477% (LIBOR01M + 5.000%) due 08/15/2027 ~(l)		$9,900	9,708
Bayview Commercial Asset Trust
1.982% (LIBOR01M + 0.645%) due 08/25/2034 ~		151	148
BCAP LLC Trust
3.269% due 07/26/2035 ~		2,337	2,153
3.295% due 07/26/2045 ~(l)		7,018	6,224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.351% due 02/26/2036 ~	$7,155	$5,616
3.357% due 03/26/2035 ~(l)	6,781	6,574
3.430% due 11/26/2035 ~(l)	8,199	7,960
3.434% due 04/26/2037 ~(l)	16,831	14,615
3.435% due 06/26/2036 ~	6,354	5,696
3.630% due 10/26/2035 ~	6,052	5,800
5.500% due 12/26/2035 ~(l)	7,929	6,029
6.000% due 08/26/2037 ~	3,846	3,352
Bear Stearns Adjustable Rate Mortgage Trust
3.619% due 06/25/2047 ^~(l)	3,966	3,883
Bear Stearns ALT-A Trust
1.752% (US0001M + 0.200%) due 02/25/2034 ~(l)	6,677	5,996
3.451% due 11/25/2035 ^~(l)	19,905	16,730
3.460% due 09/25/2035 ^~(l)	10,116	7,940
BRAD Resecuritization Trust
2.183% due 03/12/2021 «	23,779	1,248
6.550% due 03/12/2021 «	4,445	4,457
Chase Mortgage Finance Trust
3.248% due 01/25/2036 ~(l)	11,482	10,878
3.445% due 03/25/2037 ^~(l)	3,062	2,762
Citigroup Commercial Mortgage Trust
5.724% due 12/10/2049 ~	429	331
Citigroup Mortgage Loan Trust
3.461% due 02/25/2036 ~	8,292	5,494
3.674% due 09/25/2037 ^~(l)	7,403	6,996
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~(l)	595	571
3.714% due 10/25/2035 ^~(l)	3,870	3,866
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~(l)	427	264
5.688% due 10/15/2048 (l)	9,600	4,333
Commercial Mortgage Loan Trust
6.077% due 12/10/2049 ~(l)	8,960	5,510
Commercial Mortgage Trust
4.750% due 10/15/2045 ~	1,668	1,260
5.377% due 12/10/2046	885	892
5.505% due 03/10/2039 ~	413	376
Countrywide Alternative Loan Trust
0.781% due 12/25/2035 ~(a)	15,663	539
1.587% due 12/25/2035 ~(a)	9,577	636
1.742% (US0001M + 0.190%) due 09/25/2046 ^~	14,293	11,985
1.802% (US0001M + 0.250%) due 06/25/2037 ~(l)	17,750	12,838
2.058% (US0001M + 0.730%) due 11/25/2035 ~(l)	17,680	17,485
3.493% due 06/25/2047 ~	224	187
5.500% due 02/25/2020	43	43
5.500% due 07/25/2035 ^(l)	1,820	1,580
5.500% due 11/25/2035 ^	753	684
5.500% due 01/25/2036 ^	149	148
5.500% due 04/25/2037 (l)	2,876	2,420
5.598% (- 1.0*US0001M + 7.150%) due 07/25/2036 ~(a)	12,151	3,547
5.750% due 01/25/2036	253	210
5.750% due 01/25/2037 ^(l)	9,094	7,748
5.750% due 04/25/2037 ^(l)	2,699	2,523
6.000% due 06/25/2036 ^	435	374
6.000% due 11/25/2036 ^(l)	443	386
6.000% due 12/25/2036	227	161
6.000% due 01/25/2037 ^(l)	2,022	1,877
6.000% due 02/25/2037 ^(l)	1,184	827
6.000% due 03/25/2037 ^(l)	14,903	10,048
6.000% due 04/25/2037 ^	6,999	4,905
6.000% due 07/25/2037 ^(l)	1,519	1,478
29.687% (- 6.0*US0001M + 39.000%) due 05/25/2037 ^~	1,206	2,086
Countrywide Home Loan Mortgage Pass-Through Trust
1.892% (US0001M + 0.340%) due 03/25/2036 ~	2,037	550
2.152% (US0001M + 0.600%) due 03/25/2035 ~	223	207
3.282% due 11/20/2035 ~(l)	15,003	13,740
3.422% (US0001M + 1.870%) due 03/25/2046 ^~	11,990	7,749
3.614% due 06/25/2047 ^~(l)	6,802	6,050
5.000% due 11/25/2035 ^	54	44

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 12/25/2034		$140	$136
5.500% due 11/25/2035 ^		66	59
6.000% due 07/25/2037 ^		275	241
6.000% due 08/25/2037 (l)		6,588	5,668
6.000% due 08/25/2037 ^		3	3
Credit Suisse Mortgage Capital Certificates
3.355% due 07/26/2049 ~(l)		9,256	8,208
3.380% due 07/26/2037 ~(l)		12,488	11,533
3.383% due 02/27/2047 ~(l)		54,105	35,680
3.494% due 04/26/2035 ~(l)		19,818	19,561
7.000% due 08/26/2036		15,441	7,591
7.000% due 08/27/2036		4,122	2,612
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 (l)		8,502	6,358
6.500% due 07/26/2036 ^(l)		12,877	7,394
CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 ^(l)		4,540	4,224
Debussy PLC
5.930% due 07/12/2025	GBP	21,250	25,248
8.250% due 07/12/2025		5,000	2,640
Deutsche ALT-A Securities, Inc.
6.000% due 10/25/2021 ^		$656	597
Epic Drummond Ltd.
0.137% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	329	392
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	2	3,036
1.520% (BP0003M + 1.000%) due 06/13/2045 ~		7,525	9,565
1.770% (BP0003M + 1.250%) due 06/13/2045 ~		7,812	9,213
2.270% (BP0003M + 1.750%) due 06/13/2045 ~		4,818	5,667
4.020% (BP0003M + 3.500%) due 06/13/2045 ~		1,723	2,127
First Horizon Alternative Mortgage Securities Trust
3.222% due 08/25/2035 ^~		$2,263	435
5.548% (- 1.0*US0001M + 7.100%) due 11/25/2036 ~(a)		1,412	404
First Horizon Mortgage Pass-Through Trust
5.500% due 08/25/2037 ^		558	471
Fondo de Titulizacion de Activos UCI
0.000% (EUR003M + 0.150%) due 06/16/2049 ~	EUR	1,528	1,669
Freddie Mac
3.857% due 12/25/2042 ~		$400	409
GC Pastor Hipotecario FTA
0.000% (EUR003M + 0.170%) due 06/21/2046 ~	EUR	6,352	6,611
GreenPoint Mortgage Funding Trust
1.752% (US0001M + 0.200%) due 12/25/2046 ^~(l)		$4,578	4,161
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	11,825	12,343
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~(l)		$12,800	11,730
GSR Mortgage Loan Trust
3.855% due 11/25/2035 ~		236	204
6.500% (US0001M + 0.600%) due 08/25/2036 ^~		982	751
HarborView Mortgage Loan Trust
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~(l)		18,648	15,418
1.745% (US0001M + 0.250%) due 01/19/2036 ~(l)		9,158	7,239
2.151% (US0001M + 0.650%) due 06/20/2035 ~(l)		10,968	10,635
2.401% (US0001M + 0.900%) due 06/20/2035 ~(l)		2,531	2,456
Hipocat FTA
0.000% (EUR003M + 0.140%) due 10/24/2039 ~	EUR	6,342	6,956
0.000% (EUR003M + 0.130%) due 01/15/2050 ~		6,267	6,628
0.000% (EUR003M + 0.160%) due 01/15/2050 ~		2,085	2,250

94	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% (EUR003M + 0.140%) due 03/22/2043 ~	EUR	2,215	$2,286
Impac CMB Trust
2.272% (US0001M + 0.720%) due 10/25/2034 ~		$283	279
Impac Secured Assets Trust
1.662% (US0001M + 0.110%) due 05/25/2037 ^~		13	11
IndyMac Mortgage Loan Trust
1.579% (LIBOR01M + 0.250%) due 02/25/2037 ~(l)		4,700	3,382
1.752% (US0001M + 0.200%) due 11/25/2046 ~(l)		7,876	7,185
1.852% (US0001M + 0.300%) due 07/25/2036 ~		680	575
3.368% due 03/25/2037 ~		58	56
3.434% due 06/25/2037 ^~(l)		5,670	5,038
3.557% due 02/25/2035 ~		395	383
JPMorgan Alternative Loan Trust
1.752% (US0001M + 0.200%) due 06/25/2037 ~(l)		37,174	23,286
3.382% due 11/25/2036 ^~(l)		1,963	2,070
5.960% due 12/25/2036 ^(l)		8,851	8,578
JPMorgan Chase Commercial Mortgage Securities Trust
1.653% due 06/15/2045 ~(a)(l)		49,487	2,248
5.580% due 01/12/2043 ~(l)		1,466	1,470
5.699% due 12/15/2044 ~(l)		4,596	4,584
JPMorgan Mortgage Trust
3.463% due 10/25/2036 ~		1,215	1,083
3.505% due 06/25/2037 ^~(l)		5,379	5,292
Lavender Trust
5.500% due 09/26/2035		5,617	5,201
6.000% due 11/26/2036 (l)		14,462	13,044
LB-UBS Commercial Mortgage Trust
0.260% due 02/15/2040 ~(a)		20,776	3
5.761% due 02/15/2040 ~		1,700	1,714
5.793% due 06/15/2038 ~(l)		3,947	3,947
Lehman Mortgage Trust
5.500% due 11/25/2035 ^		75	71
6.000% due 08/25/2036 ^		1,174	1,142
6.000% due 09/25/2036 ^		755	637
6.500% due 09/25/2037 ^		4,500	3,337
7.250% due 09/25/2037 ^(l)		30,415	14,269
Lehman XS Trust
1.832% (US0001M + 0.280%) due 07/25/2037 ~		22,803	10,867
2.052% (US0001M + 0.500%) due 07/25/2047 ~(l)		3,437	2,459
MASTR Adjustable Rate Mortgages Trust
1.752% (LIBOR01M + 0.200%) due 05/25/2047 ~(l)		21,190	17,557
1.892% (LIBOR01M + 0.340%) due 05/25/2047 ^~		4,414	2,593
MASTR Alternative Loan Trust
1.902% (US0001M + 0.350%) due 03/25/2036 ~		21,690	4,236
1.952% (US0001M + 0.400%) due 03/25/2036 ~		28,669	5,689
Merrill Lynch Mortgage Investors Trust
3.666% due 05/25/2036 ~		8,582	8,338
Morgan Stanley Capital Trust
5.995% due 06/11/2049 ~(l)		2,234	2,238
Morgan Stanley Re-REMIC Trust
3.252% due 01/26/2035 ~(l)		11,082	10,845
3.252% due 02/26/2037 ~(l)		6,285	6,376
3.541% due 09/26/2035 ~		4,998	5,069
3.575% due 07/26/2035 ~(l)		26,634	26,190
6.000% due 04/26/2036 (l)		7,969	7,786
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «		2,614	2,281
Motel 6 Trust
8.404% due 08/15/2019 ~		19,055	19,505
Newgate Funding PLC
0.716% (BP0003M + 0.200%) due 12/15/2050 ~	GBP	1,760	2,124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.921% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	2,015	$2,330
1.171% (EUR003M + 1.500%) due 12/15/2050 ~		3,847	4,365
1.766% (BP0003M + 1.250%) due 12/15/2050 ~	GBP	3,041	3,961
Nomura Resecuritization Trust
7.301% due 09/26/2035 ~		$4,008	3,110
NovaStar Mortgage Funding Trust
1.519% (LIBOR01M + 0.380%) due 09/25/2046 ~(l)		611	546
RBSSP Resecuritization Trust
3.446% due 07/26/2045 ~(l)		20,150	19,208
3.527% due 05/26/2037 ~(l)		7,924	6,257
6.000% due 03/26/2036 ^		8,105	6,818
Residential Accredit Loans, Inc. Trust
1.732% (US0001M + 0.180%) due 07/25/2036 ~(l)		11,636	8,004
1.742% (US0001M + 0.190%) due 05/25/2037 ~(l)		18,479	16,730
2.063% (12MTA + 1.000%) due 01/25/2046 ^~(l)		7,012	6,216
5.117% due 01/25/2036 ~		770	697
6.000% due 08/25/2035 ^		917	860
6.000% due 06/25/2036		393	363
6.000% due 09/25/2036 ^(l)		5,512	3,927
7.000% due 10/25/2037 (l)		11,366	9,937
Residential Asset Securitization Trust
5.500% due 07/25/2035		932	864
6.250% due 08/25/2037 ^		4,428	2,261
Residential Funding Mortgage Securities, Inc. Trust
4.984% due 08/25/2036 ^~(l)		2,461	2,171
5.850% due 11/25/2035 ^		175	169
6.000% due 04/25/2037 ^(l)		1,726	1,627
Rite Aid Pass-Through Certificates
6.787% due 01/02/2021 «~		9,686	9,887
RiverView HECM Trust
1.810% (T1Y + 0.500%) due 05/25/2047 «~(l)		8,088	6,829
Sequoia Mortgage Trust
1.871% (US0001M + 0.370%) due 07/20/2036 ~(l)		2,875	1,784
2.701% (US0001M + 1.200%) due 10/20/2027 ~		1,052	990
Southern Pacific Securities PLC
4.023% (BP0003M + 3.500%) due 12/10/2042 ~	GBP	2,722	4,117
Structured Adjustable Rate Mortgage Loan Trust
3.450% due 02/25/2037 ^~(l)		$13,889	11,361
3.694% due 04/25/2047 ~(l)		2,578	1,957
3.709% due 08/25/2036 ~		3,694	2,045
Structured Asset Mortgage Investments Trust
1.742% (US0001M + 0.190%) due 07/25/2046 ^~(l)		20,313	17,566
1.892% (US0001M + 0.340%) due 03/25/2037 ^~		1,443	687
3.308% due 02/25/2036 ~(l)		5,686	5,122
SunTrust Alternative Loan Trust
5.598% (- 1.0*US0001M + 7.150%) due 04/25/2036 ^~(a)		5,252	1,545
TBW Mortgage-Backed Trust
6.500% due 07/25/2036 (l)		21,821	12,637
Theatre Hospitals PLC
3.379% (BP0003M + 3.000%) due 10/15/2031 ~	GBP	5,744	7,611
3.379% (BP0003M + 3.000%) due 10/15/2031 ~(l)		11,645	15,430
4.129% (BP0003M + 3.750%) due 10/15/2031 ~		814	1,077
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~(l)		$7,080	7,087
WaMu Mortgage Pass-Through Certificates Trust
1.812% (12MTA + 0.810%) due 07/25/2047 ~(l)		23,884	22,052
1.813% (12MTA + 0.750%) due 06/25/2047 ^~		6,642	2,361
1.909% (COF 11 + 1.250%) due 07/25/2047 ^~		849	704

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.943% (12MTA + 0.880%) due 10/25/2046 ^~	$538	$486
1.972% (US0001M + 0.420%) due 06/25/2044 ~	281	274
3.200% due 03/25/2037 ^~(l)	4,638	4,362
3.229% due 02/25/2037 ^~	299	288
Washington Mutual Mortgage Pass-Through Certificates Trust
1.792% (US0001M + 0.240%) due 01/25/2047 ^~(l)	13,134	12,051
2.152% (US0001M + 0.600%) due 07/25/2036 ^~(l)	7,546	5,403
6.000% due 04/25/2037 ^(l)	4,033	3,903
Wells Fargo Alternative Loan Trust
3.682% due 07/25/2037 ^~(l)	4,642	4,332
5.750% due 07/25/2037 ^(l)	469	437
Wells Fargo Mortgage Loan Trust
3.362% due 04/27/2036 ~(l)	20,995	19,423
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036 ^	203	205
6.000% due 09/25/2036 ^	396	382
6.000% due 04/25/2037 ^	1,396	1,417
6.000% due 06/25/2037 ^	298	297

Total Non-Agency Mortgage-Backed Securities (Cost $970,390)		1,155,823

ASSET-BACKED SECURITIES 47.6%
ACE Securities Corp. Home Equity Loan Trust
2.512% (US0001M + 0.960%) due 08/25/2035 ~	6,375	2,989
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.652% (US0001M + 2.100%) due 09/25/2034 ~	740	717
Airspeed Ltd.
1.747% (LIBOR01M + 0.270%) due 06/15/2032 ~	6,316	5,446
American Money Management Corp. CLO Ltd.
8.516% (US0003M + 6.980%) due 12/09/2026 ~(l)	4,200	4,244
Anchorage Capital CLO Ltd.
6.359% (US0003M + 5.000%) due 10/15/2026 ~	3,000	3,000
Asset-Backed Funding Certificates Trust
2.602% (US0001M + 1.050%) due 03/25/2034 ~	1,307	1,221
Bear Stearns Asset-Backed Securities Trust
2.102% (US0001M + 0.550%) due 06/25/2036 ~(l)	8,846	8,523
2.565% due 10/25/2036 ~	5,134	3,823
Benefit Street Partners CLO Ltd.
6.863% (US0003M + 5.500%) due 01/20/2028 ~(l)	2,500	2,500
BSPRT Issuer Ltd.
5.727% (US0001M + 4.250%) due 06/15/2027 ~	6,000	6,057
Carlyle Global Market Strategies CLO Ltd.
6.674% (US0003M + 5.300%) due 04/27/2027 ~	1,500	1,511
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~(l)	18,808	12,508
1.772% (US0001M + 0.220%) due 12/25/2036 ~(l)	10,535	5,792
2.252% (US0001M + 0.700%) due 11/25/2046 ~	2,100	1,236
4.985% due 03/25/2036 ^(l)	2,362	1,736
5.852% due 05/25/2036 ^	535	325
Citigroup Mortgage Loan Trust, Inc.
1.812% (US0001M + 0.260%) due 03/25/2037 ~(l)	25,229	22,920
Conseco Finance Corp.
7.060% due 02/01/2031 ~	5,023	5,046
7.500% due 03/01/2030 ~(l)	8,620	6,790
Conseco Finance Securitizations Corp.
9.163% due 03/01/2033 ~	8,999	8,567

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	95

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	$3,354
3.600% due 11/27/2028		1,197	1,445
4.500% due 11/27/2028		1,047	1,263
6.200% due 11/27/2028		1,296	1,570
Coronado CDO Ltd.
2.987% (US0003M + 1.500%) due 09/04/2038 ~		$11,700	8,274
6.000% due 09/04/2038		1,800	1,464
Countrywide Asset-Backed Certificates
1.682% (US0001M + 0.130%) due 12/25/2036 ^~(l)		14,804	13,600
1.722% (US0001M + 0.170%) due 06/25/2047 ~(l)		4,511	4,457
1.752% (US0001M + 0.200%) due 06/25/2037 ^~(l)		10,131	8,503
1.752% (US0001M + 0.200%) due 06/25/2047 ~(l)		25,312	21,336
1.812% (US0001M + 0.260%) due 01/25/2046 ^~		34,674	20,045
1.972% (US0001M + 0.420%) due 06/25/2036 ^~(l)		8,000	6,686
2.352% (US0001M + 0.800%) due 03/25/2033 ~		16	16
2.932% (US0001M + 1.380%) due 12/25/2032 ^~		109	112
4.454% due 02/25/2036 ~		104	106
4.764% due 07/25/2036 ~(l)		745	756
5.505% due 04/25/2036 ~		254	253
5.588% due 08/25/2036 ~		270	270
Countrywide Asset-Backed Certificates Trust
1.792% (US0001M + 0.240%) due 03/25/2047 ~		7,655	6,678
2.282% (US0001M + 0.730%) due 04/25/2036 ~(l)		21,300	18,888
2.902% (US0001M + 1.350%) due 11/25/2035 ~		4,937	1,461
4.527% due 10/25/2046 ^~(l)		3,303	3,016
Countrywide Home Equity Loan Trust
5.657% due 03/25/2034 ~		250	1,848
Crecera Americas LLC
4.567% due 08/31/2020 ~		22,300	22,324
Credit-Based Asset Servicing and Securitization CBO Corp.
1.350% (US0003M + 0.250%) due 09/06/2041 ~		27,723	3,091
Credit-Based Asset Servicing and Securitization LLC
6.250% due 10/25/2036		10,800	11,367
Dekania Europe CDO PLC
0.191% (EUR003M + 0.520%) due 09/27/2037 ~	EUR	1,985	2,275
ECAF Ltd.
4.947% due 06/15/2040		$2,403	2,408
EMC Mortgage Loan Trust
2.002% (US0001M + 0.450%) due 12/25/2042 ~		72	72
2.492% (LIBOR01M + 0.940%) due 04/25/2042 ~(l)		5,660	5,608
4.927% (LIBOR01M + 3.375%) due 04/25/2042 ~		2,813	2,426
First Franklin Mortgage Loan Trust
2.022% (US0001M + 0.470%) due 11/25/2036 ~		5,000	4,432
2.052% (US0001M + 0.500%) due 12/25/2035 ~(l)		23,487	18,522
Glacier Funding CDO Ltd.
1.583% (US0003M + 0.270%) due 08/04/2035 ~		11,153	2,911
GMAC Mortgage Corp. Home Equity Loan Trust
6.249% due 12/25/2037		4,025	4,000
GSAMP Trust
3.427% (US0001M + 1.875%) due 06/25/2034 ~(l)		1,551	1,494
HART, Inc.
0.010% due 12/15/2022 «		7,500	7,402
Hout Bay Corp.
1.629% (LIBOR01M + 0.250%) due 07/05/2041 ~		36,148	11,296

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.232% due 12/25/2031 ^	$769	$287
JPMorgan Mortgage Acquisition Corp.
2.172% (US0001M + 0.620%) due 12/25/2035 ~(l)	16,459	15,668
KGS Alpha SBA Trust
1.126% due 04/25/2038 «~(a)	2,870	81
Lehman XS Trust
6.170% due 06/24/2046 (l)	3,569	3,557
Long Beach Mortgage Loan Trust
1.742% (US0001M + 0.190%) due 02/25/2036 ~(l)	12,517	8,810
2.072% (US0001M + 0.520%) due 08/25/2045 ~(l)	35,328	33,896
2.257% (US0001M + 0.705%) due 11/25/2035 ~(l)	13,180	9,842
2.602% (US0001M + 1.050%) due 02/25/2034 ~	153	152
2.602% (US0001M + 1.050%) due 06/25/2035 ~(l)	32,300	30,154
Magnetite Ltd.
6.309% (US0003M + 4.950%) due 04/15/2026 ~	2,100	2,106
MASTR Asset-Backed Securities Trust
1.702% (US0001M + 0.150%) due 03/25/2036 ~(l)	7,437	5,287
1.932% (US0001M + 0.380%) due 01/25/2036 ~	400	382
Mid-State Capital Corp. Trust
6.742% due 10/15/2040 (l)	6,032	6,907
Morgan Stanley ABS Capital, Inc. Trust
1.652% (US0001M + 0.100%) due 11/25/2036 ~(l)	1,869	1,250
1.882% (US0001M + 0.330%) due 02/25/2037 ~(l)	6,454	4,420
2.587% (US0001M + 1.035%) due 01/25/2035 ~	2,045	960
Morgan Stanley Home Equity Loan Trust
1.782% (US0001M + 0.230%) due 04/25/2037 ~(l)	32,516	20,269
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~	14,500	7,150
1.000% (7-DayAuc) due 03/25/2038 ~	23,300	11,489
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~	3,658	3,856
8.490% due 10/15/2030 ^	1,304	459
Ocean Trails CLO
6.513% due 08/13/2025 ~	1,500	1,507
Option One Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 01/25/2036 ~(l)	20,000	16,839
Popular ABS Mortgage Pass-Through Trust
2.802% (US0001M + 1.250%) due 08/25/2035 ~	3,663	3,767
Putnam Structured Product CDO Ltd.
9.092% due 02/25/2037	23	23
Residential Asset Mortgage Products Trust
2.527% (US0001M + 0.975%) due 04/25/2034 ~(l)	6,565	6,415
Residential Asset Securities Corp. Trust
1.792% (US0001M + 0.240%) due 08/25/2036 ~(l)	11,000	8,450
Saxon Asset Securities Trust
2.002% (US0001M + 0.450%) due 11/25/2037 ~(l)	13,000	12,163
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(g)	11	11,437
SLM Student Loan Trust
0.000% due 01/25/2042 «(g)	9	7,482
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(g)	9,180	5,622
0.000% due 03/25/2036 «(g)	80	1,925
0.000% due 05/25/2040 «(g)	9,300	4,930
0.000% due 07/25/2040 «(g)	47	2,761
0.000% due 09/25/2040 «(g)	4,003	2,306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Soloso CDO Ltd.
1.670% (US0003M + 0.320%) due 10/07/2037 ~		$4,800	$2,928
Sorin Real Estate CDO Ltd.
1.702% (US0003M + 0.530%) due 10/28/2046 ~		1,860	1,837
Sound Point CLO Ltd.
6.213% (US0003M + 4.850%) due 01/23/2027 ~		1,000	1,005
Soundview Home Loan Trust
1.832% (US0001M + 0.280%) due 06/25/2037 ~(l)		9,319	7,042
2.052% (US0001M + 0.500%) due 03/25/2036 ~(l)		16,905	15,638
South Coast Funding Ltd.
1.607% (LIBOR03M + 0.260%) due 01/06/2041 ~		10,487	2,856
1.607% (LIBOR03M + 0.260%) due 01/06/2041 ~(l)		148,460	40,426
Structured Asset Securities Corp.
5.954% (US0001M + 6.000%) due 05/25/2032 ^~(l)		7,339	6,100
Symphony CLO Ltd.
5.959% (US0003M + 4.600%) due 07/14/2026 ~(l)		4,400	4,396
Tropic CDO Ltd.
1.478% (US0003M + 0.320%) due 07/15/2036 ~		5,449	4,631
2.239% (US0003M + 0.880%) due 07/15/2034 ~(l)		22,500	17,100

Total Asset-Backed Securities (Cost $631,989)			686,548

SOVEREIGN ISSUES 2.5%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	5,816	5,112
3.375% due 01/15/2023		400	491
3.875% due 01/15/2022		3,000	3,800
5.000% due 01/15/2027		1,900	2,369
5.250% due 01/15/2028		400	500
6.250% due 11/09/2047		300	366
7.820% due 12/31/2033 (l)		4,610	6,480
7.820% due 12/31/2033		405	565
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	138,616	7,424
26.555% (BADLARPP + 3.250%) due 03/01/2020 ~		2,300	126
28.750% due 06/21/2020 ~		93,804	5,354
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	23	28
4.900% due 09/15/2021		50	64
4.950% due 02/11/2020		50	64
Indonesia Government International Bond
4.350% due 01/11/2048		$400	407
Peru Government International Bond
6.350% due 08/12/2028	PEN	6,600	2,232
Sri Lanka Government International Bond
6.200% due 05/11/2027		$400	423
Venezuela Government International Bond
6.000% due 12/09/2020 ^		590	134
9.250% due 09/15/2027		734	161

Total Sovereign Issues (Cost $33,469)			36,100

		SHARES
COMMON STOCKS 2.5%

CONSUMER DISCRETIONARY 1.1%
Caesars Entertainment Corp. (e)		1,283,486	16,236
Desarrolladora Homex S.A.B. de C.V. (e)		719,113	23
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		95,515	28

			16,287

96	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
ENERGY 0.5%
Dommo Energia S.A. «(e)(j)	14,555,778	$482
Dommo Energia S.A. SP - ADR «	262,786	0
Ocean Rig UDW, Inc. (e)	237,414	6,363

		6,845

FINANCIALS 0.9%
TIG FinCo PLC «(j)	662,196	894
VICI Properties, Inc. (e)(j)	594,589	12,189

		13,083

UTILITIES 0.0%
Eneva S.A. (e)(j)	10,054	42

Total Common Stocks (Cost $39,550)		36,257

SHORT-TERM INSTRUMENTS 7.7%

REPURCHASE AGREEMENTS (k) 5.6%
		81,125

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.1%
25.601% due 09/14/2018 (g)	ARS	22,000	$1,001

U.S. TREASURY BILLS 2.0%
1.179% due 01/04/2018 - 03/01/2018 (f)(g)(n)(p)		$29,298	29,267

Total Short-Term Instruments (Cost $111,474)			111,393

Total Investments in Securities (Cost $2,243,606)			2,490,134

Total Investments 172.5% (Cost $2,243,606)			$2,490,134

Financial Derivative Instruments (m)(o) (1.0)% (Cost or Premiums, net $(50,176))			(14,479)

Other Assets and Liabilities, net (71.5)%			(1,031,705)

Net Assets 100.0%			$1,443,950

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

(j)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	$0	$4	0.00%
Caesars Entertainment Corp. 5.000% due 10/01/2024	06/01/2017 - 07/17/2017	8,201	8,522	0.59
Dommo Energia S.A.	12/21/2017 - 12/26/2017	380	482	0.03
Eneva S.A.	12/21/2017	43	42	0.00
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	10,200	11,623	0.80
TIG FinCo PLC	04/02/2015	982	894	0.06
VICI Properties, Inc.	02/25/2015 - 11/20/2017	7,461	12,189	0.84

		$27,267	$33,756	2.32%

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	97

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$5,225	U.S. Treasury Notes 1.375% due 06/30/2023	$(5,333)	$5,225	$5,225
IND	1.800	12/29/2017	01/02/2018	75,900	U.S. Treasury Notes 1.375% due 01/31/2020	(77,438)	75,900	75,915

Total Repurchase Agreements						$(82,771)	$81,125	$81,140

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	2.300%	12/11/2017	01/11/2018		$	(2,650)	$(2,654)
	2.350	11/16/2017	02/16/2018			(4,741)	(4,756)
	2.715	10/24/2017	01/25/2018			(24,732)	(24,863)
	2.758	12/21/2017	03/21/2018			(30,953)	(30,981)
	2.759	11/09/2017	02/09/2018			(4,850)	(4,870)
	2.791	11/20/2017	02/20/2018			(9,807)	(9,840)
	2.836	10/03/2017	01/03/2018			(4,818)	(4,853)
BPS	0.850	10/25/2017	01/25/2018		GBP	(2,327)	(3,147)
	0.950	10/25/2017	01/24/2018			(1,479)	(2,000)
	1.000	11/13/2017	02/13/2018			(2,193)	(2,965)
	2.150	11/27/2017	02/27/2018		$	(928)	(930)
	2.160	12/18/2017	03/19/2018			(9,221)	(9,229)
	2.200	12/18/2017	03/19/2018			(10,390)	(10,400)
	2.738	12/01/2017	03/01/2018			(58,405)	(58,547)
	2.786	12/11/2017	03/12/2018			(23,071)	(23,110)
	2.807	10/11/2017	01/11/2018			(2,598)	(2,615)
	2.850	12/18/2017	03/19/2018			(17,582)	(17,603)
BRC	0.150	11/20/2017	01/22/2018		EUR	(4,632)	(5,559)
	2.150	12/01/2017	03/01/2018		$	(8,347)	(8,363)
	2.735	11/02/2017	02/02/2018			(5,677)	(5,703)
	3.293	06/27/2017	TBD	(3)		(27,448)	(27,463)
	3.299	07/21/2017	07/05/2019			(2,091)	(2,125)
	3.330	11/02/2017	01/05/2018			(4,106)	(4,129)
DBL	3.210	12/12/2017	01/12/2018			(28,504)	(28,557)
GLM	2.777	11/28/2017	02/28/2018			(5,352)	(5,366)
JML	0.800	11/13/2017	01/15/2018		GBP	(3,501)	(4,732)
	0.850	10/25/2017	01/25/2018			(12,238)	(16,549)
	2.150	12/01/2017	01/08/2018		$	(15,391)	(15,420)
	2.150	12/06/2017	01/08/2018			(9,374)	(9,389)
JPS	2.594	12/11/2017	01/11/2018			(12,825)	(12,845)
	2.818	12/01/2017	06/01/2018			(4,427)	(4,438)
MSB	2.920	05/01/2017	05/01/2018			(43,588)	(43,818)
	3.067	08/25/2017	08/27/2018			(40,811)	(40,936)
	3.067	08/29/2017	08/29/2018			(75,540)	(75,759)
	3.067	11/06/2017	08/27/2018			(4,400)	(4,421)
NOM	2.200	12/08/2017	02/08/2018			(4,785)	(4,792)
	3.062	08/07/2017	02/07/2018			(13,433)	(13,498)
	3.336	08/04/2017	TBD	(3)		(21,953)	(22,069)
RBC	2.760	07/18/2017	01/18/2018			(243)	(246)
	2.760	08/21/2017	02/21/2018			(731)	(739)
	2.810	10/04/2017	04/04/2018			(7,267)	(7,318)
	2.920	11/15/2017	05/15/2018			(6,524)	(6,549)
	3.010	12/08/2017	06/08/2018			(8,288)	(8,305)
RCE	1.274	10/18/2017	01/18/2018		GBP	(13,661)	(18,492)
RDR	0.750	12/27/2017	TBD	(3)	$	(5,930)	(5,931)
	1.750	10/10/2017	01/10/2018			(7,044)	(7,073)
	2.130	11/02/2017	02/02/2018			(6,289)	(6,312)
	2.300	12/18/2017	03/19/2018			(2,693)	(2,696)
RTA	2.553	07/25/2017	01/16/2018			(7,632)	(7,719)
	2.562	07/13/2017	01/16/2018			(31,778)	(32,169)
	2.616	10/06/2017	04/06/2018			(3,151)	(3,171)
	2.651	10/23/2017	04/23/2018			(1,570)	(1,578)
	2.724	09/20/2017	03/20/2018			(2,230)	(2,248)
	2.732	11/21/2017	05/21/2018			(13,897)	(13,941)
	2.733	07/20/2017	07/20/2018			(3,411)	(3,454)
	2.761	12/07/2017	06/07/2018			(12,671)	(12,696)

98	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
	2.814%	10/31/2017	05/01/2018		$	(6,974)	$(7,008)
	2.816	10/06/2017	04/06/2018			(2,976)	(2,997)
	2.824	06/09/2017	06/08/2018			(8,072)	(8,203)
	2.827	05/30/2017	05/29/2018			(7,688)	(7,819)
	2.828	06/12/2017	06/11/2018			(9,546)	(9,699)
	2.832	12/21/2017	06/21/2018			(16,984)	(17,000)
	2.851	07/10/2017	07/09/2018			(10,311)	(10,455)
	2.875	04/27/2017	04/26/2018			(18,416)	(18,784)
	2.886	05/15/2017	05/14/2018			(35,535)	(36,196)
	2.888	05/11/2017	05/07/2018			(26,742)	(27,248)
	2.892	04/05/2017	04/05/2018			(6,548)	(6,691)
	2.892	04/06/2017	04/05/2018			(27,266)	(27,860)
	2.898	04/12/2017	04/05/2018			(6,857)	(7,003)
	2.922	11/15/2017	05/15/2018			(1,879)	(1,886)
	2.945	11/22/2017	05/22/2018			(3,270)	(3,281)
	3.075	12/26/2017	06/22/2018			(4,141)	(4,144)
	3.080	10/31/2017	TBD	(3)		(1,710)	(1,719)
SBI	2.265	10/24/2017	01/24/2018			(1,990)	(1,999)
SOG	0.150	11/23/2017	02/23/2018		EUR	(4,509)	(5,411)
	1.930	10/11/2017	01/11/2018		$	(1,578)	(1,585)
	2.100	12/01/2017	03/01/2018			(10,496)	(10,516)
	2.190	12/11/2017	03/12/2018			(10,660)	(10,674)
	2.207	07/12/2017	07/12/2018			(2,721)	(2,734)
	2.220	12/14/2017	03/14/2018			(3,167)	(3,171)
	2.839	12/14/2017	06/14/2018			(14,816)	(14,838)
	2.859	08/10/2017	02/12/2018			(9,773)	(9,812)
	2.862	08/07/2017	02/08/2018			(23,089)	(23,190)
	2.909	10/12/2017	04/12/2018			(10,566)	(10,636)
	2.928	10/27/2017	04/27/2018			(6,874)	(6,912)
	2.972	11/16/2017	05/16/2018			(6,935)	(6,962)
UBS	1.416	10/27/2017	04/27/2018		GBP	(8,860)	(11,993)
	1.940	12/12/2017	03/12/2018		$	(4,059)	(4,064)
	2.050	09/11/2017	03/12/2018			(456)	(459)
	2.050	11/28/2017	02/28/2018			(4,955)	(4,965)
	2.170	12/14/2017	03/14/2018			(4,218)	(4,223)
	2.270	11/15/2017	02/15/2018			(6,407)	(6,426)
	2.717	10/25/2017	01/25/2018			(1,706)	(1,715)
	2.753	11/09/2017	02/09/2018			(3,570)	(3,585)

Total Reverse Repurchase Agreements							$(1,053,794)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(82,817)	$0	$(82,817)	$115,536	$32,719
BPS	0	(130,546)	0	(130,546)	164,310	33,764
BRC	0	(53,342)	0	(53,342)	74,573	21,231
DBL	0	(28,557)	0	(28,557)	40,426	11,869
FICC	5,225	0	0	5,225	(5,333)	(108)
GLM	0	(5,366)	0	(5,366)	7,185	1,819
IND	75,915	0	0	75,915	(77,438)	(1,523)
JML	0	(46,090)	0	(46,090)	55,895	9,805
JPS	0	(17,283)	0	(17,283)	22,647	5,364
MSB	0	(164,934)	0	(164,934)	235,898	70,964
NOM	0	(40,359)	0	(40,359)	52,721	12,362
RBC	0	(23,157)	0	(23,157)	30,699	7,542
RCE	0	(18,492)	0	(18,492)	21,997	3,505
RDR	0	(22,012)	0	(22,012)	24,059	2,047
RTA	0	(274,969)	0	(274,969)	377,204	102,235
SBI	0	(1,999)	0	(1,999)	2,248	249
SOG	0	(106,441)	0	(106,441)	141,020	34,579
UBS	0	(37,430)	0	(37,430)	46,893	9,463

Total Borrowings and Other Financing Transactions	$81,140	$(1,053,794)	$0

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	99

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(81,041)	$(90,414)	$(8,665)	$(180,120)
U.S. Government Agencies	0	0	(9,937)	0	(9,937)
Non-Agency Mortgage-Backed Securities	0	(69,540)	(67,542)	(429,447)	(566,529)
Asset-Backed Securities	0	(52,170)	(141,550)	(97,929)	(291,649)
Sovereign Issues	0	(5,559)	0	0	(5,559)

Total Borrowings	$0	$(208,310)	$(309,443)	$(536,041)	$(1,053,794)

Payable for reverse repurchase agreements					$(1,053,794)

(l)	Securities with an aggregate market value of $1,416,639 and cash of $459 have been pledged as collateral under the terms of the above master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	16.733%	$ 14,700	$(505)	$(2,599)	$(3,104)	$0	$(82)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	18.426	1,200	(162)	(229)	(391)	0	(5)
Navient Corp.	5.000	Quarterly	12/20/2021	2.144	4,600	230	263	493	3	0

						$(437)	$(2,565)	$(3,002)	$3	$(87)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	91,250	$1,071	$(382)	$689	$169	$0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	2,000	(32)	(43)	(75)	0	(7)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021	117,200	(3,303)	86	(3,217)	69	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	177,200	3,327	(8,702)	(5,375)	181	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	303,000	7,433	(23,283)	(15,850)	505	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	7,200	110	(38)	72	14	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2036	110,300	(11,005)	11,815	810	0	(256)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043	76,400	(255)	(2,918)	(3,173)	0	(234)
Receive	3-Month USD-LIBOR	3.750	Semi-Annual	06/18/2044	12,200	(2,516)	(373)	(2,889)	0	(44)
Receive	3-Month USD-LIBOR	3.500	Semi-Annual	12/17/2044	44,200	(6,956)	(1,404)	(8,360)	0	(160)
Receive	3-Month USD-LIBOR	3.250	Semi-Annual	06/17/2045	45,600	(3,730)	(2,661)	(6,391)	0	(164)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	1,800	(20)	(61)	(81)	0	(6)
Receive(4)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	20,400	(126)	(50)	(176)	48	0
Pay(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	52,170	(1,631)	290	(1,341)	127	0

						$(17,633)	$(27,724)	$(45,357)	$1,113	$(871)

Total Swap Agreements						$(18,070)	$(30,289)	$(48,359)	$1,116	$(958)

100	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared(5)	$0	$0	$1,116	$1,116	$0	$0	$(958)	$(958)

(n)	Securities with an aggregate market value of $2,289 and cash of $23,938 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2018	EUR	1,600		$1,890	$0	$(30)
	01/2018		$1,009	GBP	752	7	0
	05/2018		284	ARS	5,420	0	(12)
BPS	03/2018		3,478	PEN	11,314	1	0
	05/2018		851	ARS	16,272	0	(36)
CBK	01/2018	EUR	314		$373	0	(4)
	01/2018		$1,035	EUR	867	5	0
	01/2018		1,618	GBP	1,204	8	0
GLM	01/2018	EUR	70,941		$84,501	0	(653)
HUS	01/2018		$741	EUR	623	7	0
MSB	05/2018		473	ARS	9,029	0	(21)
RBC	01/2018	EUR	858		$1,017	0	(13)
UAG	01/2018	GBP	105,951		141,030	0	(2,052)

Total Forward Foreign Currency Contracts						$28	$(2,821)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.520%	$4,600	$(1,243)	$1,165	$0	$(78)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.701	100	(16)	13	0	(3)
BRC	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.520	800	(218)	205	0	(13)
GST	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.520	3,931	(1,070)	1,004	0	(66)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.701	500	(78)	65	0	(13)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.541	900	49	42	91	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.215	240	(34)	33	0	(1)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.520	7,200	(1,968)	1,847	0	(121)
JPM	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.541	5,000	420	88	508	0

							$(4,158)	$4,462	$599	$(295)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	101

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.BBB-.7 Index	3.000%	Monthly	01/17/2047	600	$(55)	$(15)	$0	$(70)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,700	(178)	(215)	0	(393)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,500	(439)	53	0	(386)
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	27,600	(24,529)	16,806	0	(7,723)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(11)	1	0	(10)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	400	(48)	(10)	0	(58)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,500	(234)	6	0	(228)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	5,400	(275)	37	0	(238)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	2,200	(294)	(227)	0	(521)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	6,600	(361)	(600)	0	(961)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,700	(839)	100	0	(739)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	700	(86)	16	0	(70)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,200	(117)	(204)	0	(321)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,900	(482)	52	0	(430)

						$(27,948)	$15,800	$0	$(12,148)

Total Swap Agreements						$(32,106)	$20,262	$599	$(12,443)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$7	$0	$0	$7	$(42)	$0	$0	$(42)	$(35)	$0	$(35)
BPS	1	0	0	1	(36)	0	(81)	(117)	(116)	74	(42)
BRC	0	0	0	0	0	0	(13)	(13)	(13)	0	(13)
CBK	13	0	0	13	(4)	0	0	(4)	9	0	9
DUB	0	0	0	0	0	0	(849)	(849)	(849)	754	(95)
FBF	0	0	0	0	0	0	(8,019)	(8,019)	(8,019)	8,189	170
GLM	0	0	0	0	(653)	0	0	(653)	(653)	346	(307)
GST	0	0	91	91	0	0	(2,538)	(2,538)	(2,447)	2,578	131
HUS	7	0	0	7	0	0	(122)	(122)	(115)	156	41
JPM	0	0	508	508	0	0	0	0	508	(460)	48
MSB	0	0	0	0	(21)	0	0	(21)	(21)	0	(21)
MYC	0	0	0	0	0	0	(821)	(821)	(821)	906	85
RBC	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
UAG	0	0	0	0	(2,052)	0	0	(2,052)	(2,052)	1,439	(613)

Total Over the Counter	$28	$0	$599	$627	$(2,821)	$0	$(12,443)	$(15,264)

(p)	Securities with an aggregate market value of $14,551 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

102	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$3	$0	$0	$1,113	$1,116

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28	$0	$28
Swap Agreements	0	599	0	0	0	599

	$0	$599	$0	$28	$0	$627

	$0	$602	$0	$28	$1,113	$1,743

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$87	$0	$0	$871	$958

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,821	$0	$2,821
Swap Agreements	0	12,443	0	0	0	12,443

	$0	$12,443	$0	$2,821	$0	$15,264

	$0	$12,530	$0	$2,821	$871	$16,222

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$494	$0	$0	$(2,825)	$(2,331)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,815)	$0	$(7,815)
Swap Agreements	0	737	0	0	0	737

	$0	$737	$0	$(7,815)	$0	$(7,078)

	$0	$1,231	$0	$(7,815)	$(2,825)	$(9,409)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(2,795)	$0	$0	$(3,726)	$(6,521)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(84)	$0	$(84)
Swap Agreements	0	2,014	0	0	0	2,014

	$0	$2,014	$0	$(84)	$0	$1,930

	$0	$(781)	$0	$(84)	$(3,726)	$(4,591)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$15,356	$10,494	$25,850
Corporate Bonds & Notes
Banking & Finance	0	124,330	21,165	145,495
Industrials	0	155,423	4	155,427
Utilities	0	49,971	0	49,971
Municipal Bonds & Notes
Illinois	0	2,059	0	2,059
West Virginia	0	5,348	0	5,348
U.S. Government Agencies	0	70,777	9,086	79,863

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Non-Agency Mortgage-Backed Securities	$0	$1,131,121	$24,702	$1,155,823
Asset-Backed Securities	0	642,602	43,946	686,548
Sovereign Issues	0	36,100	0	36,100
Common Stocks
Consumer Discretionary	16,287	0	0	16,287
Energy	6,363	0	482	6,845
Financials	12,189	0	894	13,083
Utilities	42	0	0	42

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	103

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

December 31, 2017 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Short-Term Instruments
Repurchase Agreements	$0	$81,125	$0	$81,125
Argentina Treasury Bills	0	1,001	0	1,001
U.S. Treasury Bills	0	29,267	0	29,267

Total Investments	$34,881	$2,344,480	$110,773	$2,490,134

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,116	0	1,116
Over the counter	0	627	0	627

	$0	$1,743	$0	$1,743

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(958)	$0	$(958)
Over the counter	0	(15,264)	0	(15,264)

	$0	$(16,222)	$0	$(16,222)

Total Financial Derivative Instruments	$0	$(14,479)	$0	$(14,479)

Totals	$34,881	$2,330,001	$110,773	$2,475,655

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,076	$682	$(4,088)	$13	$(1,307)	$374	$9,744	$0	$10,494	$12
Corporate Bonds & Notes
Banking & Finance	20,494	0	0	21	0	650	0	0	21,165	650
Industrials	23,271	669	(10,706)	1	109	1,569	4	(14,913)	4	0
U.S. Government Agencies	0	9,128	0	28	0	(70)	0	0	9,086	(70)
Non-Agency Mortgage-Backed Securities	28,497	0	(3,806)	11	1,794	(1,794)	0	0	24,702	(256)
Asset-Backed Securities	52,450	9,765	0	474	0	(104)	0	(18,639)	43,946	(1,027)
Common Stocks
Energy	0	380	0	0	0	102	0	0	482	103
Financials	841	0	0	0	0	53	0	0	894	53

Totals	$130,629	$20,624	$(18,600)	$548	$596	$780	$9,748	$(33,552)	$110,773	$(535)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$496	Other Valuation Techniques(2)	—	—
	9,998	Third Party Vendor	Broker Quote	100.250-101.500
Corporate Bonds & Notes
Banking & Finance	9,542	Reference Instrument	Spread movement	346.000 bps
	11,623	Reference Instrument	OAS Spread	566.300 bps
Industrials	4	Proxy Pricing	Base Price	0.150
U.S. Government Agencies	9,086	Proxy Pricing	Base Price	36.701
Non-Agency Mortgage-Backed Securities	15,592	Proxy Pricing	Base Price	5.260-102.500
	9,110	Third Party Vendor	Broker Quote	84.437-87.250
Asset-Backed Securities	43,946	Proxy Pricing	Base Price	2.828-100,000.000
Common Stocks
Energy	482	Other Valuation Techniques(2)	—	—
Financials	894	Other Valuation Techniques(2)	—	—

Total	$110,773

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

104	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements

December 31, 2017 (Unaudited)

1. ORGANIZATION

PCM Fund, Inc., PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Strategic Income Fund, Inc., PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund (each a “Fund” and collectively the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund were organized as Massachusetts business trusts on the dates shown in the table below. PCM Fund, Inc. and PIMCO Strategic Income Fund, Inc. were organized as Maryland corporations on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date
PCM Fund, Inc.	June 23, 1993
PIMCO Global StocksPLUS® & Income Fund	February 16, 2005
PIMCO Income Opportunity Fund	September 12, 2007
PIMCO Strategic Income Fund, Inc.	December 9, 1993
PIMCO Dynamic Credit and Mortgage Income Fund	September 27, 2012
PIMCO Dynamic Income Fund	January 19, 2011

PCM Fund, Inc. has the authority to issue 300 million shares of $0.001 par value common stock. PIMCO Strategic Income Fund, Inc. has the authority to issue 500 million shares of $0.00001 par value common stock. PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund have authorized an unlimited number of Common Shares at a par value of $0.00001 per share.

Hereinafter, the terms “Trustee” or “Trustees” shall refer to a Director or Directors of applicable Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign

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Notes to Financial Statements (Cont.)

currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders.

Distribution Frequency
Fund Name	Declared	Distributed
PCM Fund, Inc.	Monthly	Monthly
PIMCO Dynamic Credit and Mortgage Income Fund	Monthly	Monthly
PIMCO Dynamic Income Fund	Monthly	Monthly
PIMCO Global StocksPLUS® & Income Fund	Monthly	Monthly
PIMCO Income Opportunity Fund	Monthly	Monthly
PIMCO Strategic Income Fund, Inc.	Monthly	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

A Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income even if such strategies could potentially result in declines in the Fund’s net asset value (“NAV”). A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. A Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, common shareholders may receive distributions and owe tax at a time when their investment in a Fund has declined in value, which tax may be at ordinary income rates, and which may be economically similar to a taxable return of capital. The tax treatment of certain derivatives may be open to different interpretations. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.

PIMCO Strategic Income Fund, Inc. (“RCS”) accounts for mortgage dollar rolls as financing transactions. Please see “Federal Income Tax Matters” in the Notes to Financial Statements for information regarding such treatment by RCS and its impact on the Fund’s distributions and related tax consequences.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly,

106	PIMCO CLOSED-END FUNDS

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among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities,

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Notes to Financial Statements (Cont.)

non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

108	PIMCO CLOSED-END FUNDS

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When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These

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Notes to Financial Statements (Cont.)

securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument.

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Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost,

so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

An affiliate includes any company in which the Fund owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at December 31, 2017 (amounts in thousands†, except number of shares).

PIMCO Dynamic Credit and Mortgage Income Fund

Security Name	Shares Held at 06/30/2017	Shares Purchased	Shares Sold	Shares Held at 12/31/2017	Net Realized Gain/(Loss) on Sale of Shares	Dividend Income	Market Value 12/31/2017
Sierra Hamilton Holder LLC	0	30,136,800	0	30,136,800	$0	$0	$8,768

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.

In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.

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Notes to Financial Statements (Cont.)

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. Because investing in unfunded loan commitments creates a future obligation for a Fund to provide funding to a borrower upon demand in exchange for a fee, the Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to satisfy any such future obligations. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of December 31, 2017, the PCM Fund, Inc., PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Strategic Income Fund, Inc., PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund had $300,000, $300,000, $1,000,000, $800,000, $7,800,000 and $3,400,000, respectively, in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and interest. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans (“CMBS”) reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including without limitation, auto loans, credit card receivables, home equity loans, and student loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of

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an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at December 31, 2017 are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements (Cont.)

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open

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maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price; please see Note 7, Principal Risks.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. Sale-buybacks involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price; please see Note 7, Principal Risks.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Mortgage Dollar Rolls  Mortgage dollar rolls involve a Fund selling securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, same or similar interest rate and maturity) securities on a specified future date. The difference between the selling price and future purchase price is an adjustment to interest income on the Statements of Operations. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund’s dollar roll transactions are intended to enhance the Fund’s yield by earning a spread between the yield on the underlying mortgage securities and short-term interest rates. Dollar rolls involve

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Notes to Financial Statements (Cont.)

leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price, please see Note 7, Principal Risks. RCS accounts for mortgage dollar rolls as financing transactions. Please see “Federal Income Tax Matters” in the Notes to Financial Statements for information regarding such treatment by RCS and its impact on the Fund’s distribution and related tax consequences.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

PIMCO Global StocksPLUS® & Income Fund is subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to recent rule changes by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Fund, and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Global StocksPLUS® & Income Fund. Compliance with the CFTC’s regulatory requirements could increase PIMCO Global StocksPLUS® & Income Fund’s expenses, adversely affecting its total return.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values or for other investment purposes. Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on changes in the price of the contracts, a Fund pays or receives cash or other eligible assets equal to the daily change in the value of the contract (“variation margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  An option on an instrument (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the instrument underlying the option (or the cash value of the index) at a specified exercise price at any time

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during the term of the option. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

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Notes to Financial Statements (Cont.)

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. See Note 6 — Asset Segregation below. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to

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deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swaps on indices are instruments often used to attempt to protect investors owning bonds against default, but may also be used for speculative purposes.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice

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Notes to Financial Statements (Cont.)

versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Asset Segregation  Certain of the transactions described above can be viewed as creating an obligation by the Fund. In such event, a Fund may but is not required to cover its obligation under such transactions by segregating or “earmarking” assets in accordance with procedures adopted by the Board or entering into offsetting transactions, in which case such transactions will not be considered “senior securities” by the Fund. With respect to forwards, futures contracts, options and swaps that are contractually permitted or required to cash settle (i.e., where physical delivery of the underlying reference asset is not required), a Fund (other than PIMCO Dynamic Income Fund) is permitted to segregate or earmark liquid assets equal to a Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value. By segregating or earmarking liquid assets equal to only its net marked-to-market obligation under derivatives that are required to cash settle, a Fund will have the ability to employ leverage to a greater extent than if a Fund were to segregate or earmark liquid assets equal to the full notional value of the derivative. For PIMCO Dynamic Income Fund, with respect to forwards and futures contracts and interest rate swaps that are contractually required to cash settle (i.e., where physical delivery of the underlying reference asset is not permitted or physical settlement is not otherwise involved), the Fund is permitted to segregate or earmark liquid assets equal to the Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value, but will segregate full notional value, as applicable, with respect to certain other derivative instruments (including, without limitation, written credit default swaps, written total return swaps and written options) that contractually require or permit physical delivery of securities or other underlying assets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to

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decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative. Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

Foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the

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Notes to Financial Statements (Cont.)

counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. PIMCO, as the Manager, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the CFTC. In the United States, counterparty risk may be reduced as

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creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, New York Stock Exchange listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate
PCM Fund, Inc.	0.900%	(1)
PIMCO Global StocksPLUS® & Income Fund	1.105%	(2)
PIMCO Income Opportunity Fund	1.055%	(1)
PIMCO Strategic Income Fund, Inc.	0.955%	(3)
PIMCO Dynamic Credit and Mortgage Income Fund	1.150%	(4)
PIMCO Dynamic Income Fund	1.150%	(4)

(1)

Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of each Fund (including assets attributable to any reverse repurchase agreements, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements and borrowings).

(2)

Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of each Fund (including assets attributable to any preferred shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

(3)	Management fees calculated based on the Fund’s average daily net asset value (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(4)

Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets includes total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar rolls, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar rolls and borrowings).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the

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use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund, a closed end management investment company managed by PIMCO that is operated as an “interval fund” (“PFLEX”) and PIMCO-Managed Accounts Trust, an open-end management investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and PFLEX, the “PIMCO-Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), an affiliate of PIMCO, serves as investment manager. Prior to the close of business on September 5, 2014, a predecessor entity of AllianzGI U.S. served as investment manager of PMAT and the PIMCO Closed-End Funds.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO-Managed

Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO-Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO-Managed Funds, as applicable, on the basis of fixed percentages among PMAT, PFLEX and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO-Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

10. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended December 31, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO PCM Fund, Inc.	$179	$1,404
PIMCO Global StocksPLUS® & Income Fund	541	4,280
PIMCO Income Opportunity Fund	680	11,804
PIMCO Strategic Income Fund, Inc.	314	7,049
PIMCO Dynamic Credit and Mortgage Income Fund	55,980	551,426
PIMCO Dynamic Income Fund	6,927	32,194

11. GUARANTEES AND INDEMNIFICATIONS

Under the organizational documents of PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Under the organizational documents of PCM Fund, Inc., and PIMCO Strategic Income Fund, Inc., each Director and officer

124	PIMCO CLOSED-END FUNDS

December 31, 2017 (Unaudited)

is indemnified to the fullest extent permitted by Maryland law and the Act. For PCM Fund, Inc., employees and agents of the Fund are also indemnified to the maximum extent permitted by Maryland Law and the Act. For PIMCO Strategic Income Fund, Inc., employees and agents of the Fund may be indemnified to the extent determined by the Board and subject to the limitations of the Act. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2017, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO PCM Fund, Inc.	$1,683	$104	$18,052	$8,794
PIMCO Global StocksPLUS® & Income Fund	1,043	104	16,791	10,265
PIMCO Income Opportunity Fund	3,320	343	73,947	38,242
PIMCO Strategic Income Fund, Inc.	345,719	26,430	38,831	14,603
PIMCO Dynamic Credit and Mortgage Income Fund	65,943	2,803	855,736	544,959
PIMCO Dynamic Income Fund	27,547	1,643	198,463	94,128

13. COMMON SHARES OFFERING

On March 23, 2017, the SEC declared effective a registration statement filed using the “shelf” registration process for PIMCO Dynamic Income Fund. Pursuant to the shelf registration, PIMCO Dynamic Income Fund may offer and sell, from time to time, in one or more offerings, up to 9,500,000 of its Common Shares, par value $0.00001 per share. The aggregate sale proceeds for the sales of the PIMCO Dynamic Income Fund Common Shares are subject to an aggregate cap of $275,685,250. The Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market”, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange. During the period ended December 31, 2017, the Fund sold 1,528,448 Common Shares. Proceeds from the offerings during the period ended December 31, 2017 (net of commissions and fees) were $46,329,464.

14. BASIS FOR CONSOLIDATION

PCILS I LLC and PDILS I LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), both Delaware LLC exempted companies, were formed as wholly owned subsidiaries acting as investment vehicles for PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic

Income Fund (for purposes of this section, each a “Fund” and, collectively, the “Funds”), respectively, in order to effect certain investments consistent with each Fund’s objectives and policies in effect from time to time. PCILS I LLC and PDILS I LLC were formed on March 7, 2013 and March 12, 2013, respectively. PIMCO Dynamic Income Credit and Mortgage Fund’s and PIMCO Dynamic Income Fund’s investment portfolios have been consolidated and include the portfolio holdings of each Fund’s respective Subsidiary. Accordingly, the consolidated financial statements for each Fund include the accounts of each Fund’s respective subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Funds. As of December 31, 2017, the Subsidiaries had no investments outstanding.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

SEMIANNUAL REPORT	DECEMBER 31, 2017	125

Notes to Financial Statements (Cont.)

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2017, the

Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of their last fiscal year ended June 30, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	06/30/2018	06/30/2019
PCM Fund, Inc.	$1,419	$0
PIMCO Global StocksPLUS® & Income Fund	5,575	0
PIMCO Income Opportunity Fund	0	0
PIMCO Strategic Income Fund, Inc.	0	0
PIMCO Dynamic Credit and Mortgage Income Fund	0	0
PIMCO Dynamic Income Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended June 30, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PCM Fund, Inc.	$1,264	$2,211
PIMCO Global StocksPLUS® & Income Fund	23,821	0
PIMCO Income Opportunity Fund	5,893	2,115
PIMCO Strategic Income Fund, Inc.	38,521	0
PIMCO Dynamic Credit and Mortgage Income Fund	111,251	49,002
PIMCO Dynamic Income Fund	0	15,026

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PCM Fund, Inc.	$176,607	$19,825	$(12,856)	$6,969
PIMCO Global StocksPLUS® & Income Fund	160,240	21,654	(17,345)	4,309
PIMCO Income Opportunity Fund	524,079	73,691	(34,361)	39,330
PIMCO Strategic Income Fund, Inc.	1,222,730	28,760	(21,458)	7,302
PIMCO Dynamic Credit and Mortgage Income Fund	5,465,227	478,174	(305,026)	173,148
PIMCO Dynamic Income Fund	2,193,442	367,463	(133,767)	233,696

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

126	PIMCO CLOSED-END FUNDS

December 31, 2017 (Unaudited)

RCS accounts for mortgage dollar rolls as financing transactions, such that the Fund treats the difference between the selling price and future purchase price on a mortgage dollar roll as interest income for U.S. federal income tax purposes. Such treatment determines RCS’s distributions relating thereto, and may increase the amount of distributions received by Fund shareholders that are taxed as ordinary income and cause shareholders to be taxed on distributions that effectively represent a return of the shareholder’s investment therein. The U.S. federal income tax rules governing the treatment of mortgage dollar roll transactions are complex, and the proper treatment of such transactions is unclear. If the Internal Revenue Service were to challenge or recharacterize RCS’s treatment of mortgage dollar rolls successfully, it would affect the amount, timing and character of distributions received by the Fund’s shareholders.

17. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On January 2, 2018, the following distributions were declared to common shareholders payable February 1, 2018 to shareholders of record on January 12, 2018:

PCM Fund, Inc.	$0.080000 per common share
PIMCO Global StocksPLUS® & Income Fund	$0.122000 per common share
PIMCO Income Opportunity Fund	$0.190000 per common share
PIMCO Strategic Income Fund, Inc.	$0.072000 per common share
PIMCO Dynamic Credit and Mortgage Income Fund	$0.164063 per common share
PIMCO Dynamic Income Fund	$0.220500 per common share

On February 1, 2018, the following distributions were declared to common shareholders payable March 1, 2018 to shareholders of record on February 12, 2018:

PCM Fund, Inc.	$0.080000 per common share
PIMCO Global StocksPLUS® & Income Fund	$0.122000 per common share
PIMCO Income Opportunity Fund	$0.190000 per common share
PIMCO Strategic Income Fund, Inc.	$0.072000 per common share
PIMCO Dynamic Credit and Mortgage Income Fund	$0.164063 per common share
PIMCO Dynamic Income Fund	$0.220500 per common share

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	DECEMBER 31, 2017	127

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RCE	Royal Bank of Canada Europe Limited
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	RDR	RBC Capital Markets
BOA	Bank of America N.A.	GST	Goldman Sachs International	RTA	Bank of New York Mellon Corp.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
DBL	Deutsche Bank AG London	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, New York
DEU	Deutsche Bank Securities, Inc.	JPS	JP Morgan Securities, Inc.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada

Currency Abbreviations:
ARS	Argentine Peso	CAD	Canadian Dollar	JPY	Japanese Yen
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CMBX	Commercial Mortgage-Backed Index	NDDUEAFE	MSCI EAFE Index
7-DayAuc	7 Day Auction Rate	COF 11	Cost of Funds - 11th District of San Francisco	S&P 500	Standard & Poor’s 500 Index
ABX.HE	Asset-Backed Securities Index - Home Equity	CPI	Consumer Price Index	T1Y	1 Year Treasury
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	EUR003M	3 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
BP0001M	1 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind	YOY	Year-Over-Year
CDI	Brazil Interbank Deposit Rate

128	PIMCO CLOSED-END FUNDS

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of PCM Fund, Inc., PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Strategic Income Fund, Inc., PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund.

CEF4010SAR_123117

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE— Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Income Fund, Inc.

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date:	February 28, 2018

By:	/s/ TRENT W. WALKER
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	February 28, 2018